UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02354

BlackRock Liquidity Funds

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan

100 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-797-2460

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    TEMPFUND

JULY 31, 2005 (UNAUDITED)

                                                                                   PAR
                                                               MATURITY           (000)                VALUE
                                                              ----------   ------------------   -------------------
AGENCY OBLIGATIONS - 5.4%
Federal Home Loan Bank Variable Rate Notes - 2.4%
    3.24%(b)                                                   08/03/05        $  100,000         $    99,991,981
    3.24%(b)                                                   09/08/05           250,000             249,985,638
    3.26%(b)                                                   09/12/05           328,000             327,977,300

                                                                                                  ===============
                                                                                                      677,954,919
                                                                                                  ---------------
Federal Home Loan Mortgage Corp. Variable Rate Notes - 2.3%
    3.51%(b)                                                   10/07/05           220,000             219,999,999
    3.18%(b)                                                   08/08/05           400,000             400,016,106

                                                                                                  ===============
                                                                                                      620,016,105
                                                                                                  ===============
Federal National Mortgage Assoc. Variable Rate Notes - 0.7%
    3.22%(b)                                                   09/06/05           200,000             199,988,261
                                                                                                  ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $1,497,959,285)                                                                             1,497,959,285
                                                                                                  ---------------
CERTIFICATES OF DEPOSIT - 15.8%
Domestic - 4.4%
  Citibank N.A. (A-1+, P-1)
    3.18%                                                      08/11/05           350,000             350,000,000
  Washington Mutual Bank F.A. (A-1, P-1)
    3.27%                                                      08/08/05           213,000             213,000,000
    3.28%                                                      08/08/05           190,400             190,399,341
    3.27%                                                      08/09/05           500,000             500,000,000

                                                                                                  ===============
                                                                                                    1,253,399,341
                                                                                                  ---------------
Yankee - 11.4%
  Canadian Imperial Bank of Commerce, New York
    (A-1, P-1)
    2.48%                                                      11/01/05           300,000             300,000,000
  Credit Suisse First Boston, New York (A-1, P-1)
    3.30%                                                      08/09/05         1,260,300           1,260,300,000
  Depfa Bank PLC, New York (A-1+, P-1)
    2.49%                                                      11/01/05            78,300              78,300,000
  Dexia Credit Local, New York (A-1+, P-1)
    3.20%                                                      08/10/05           367,455             367,455,457
    3.20%                                                      08/10/05           365,250             365,250,454
  Eurohypo AG, New York (A-1, P-1)
    3.31%                                                      08/03/05           133,900             133,900,000
    3.31%                                                      08/04/05            70,000              70,000,000
    3.20%                                                      08/05/05           110,235             110,235,000
    3.31%                                                      08/05/05           100,000             100,000,000
    3.20%                                                      08/09/05           128,100             128,100,000
    3.50%                                                      09/23/05            93,000              93,000,000
    3.44%                                                      09/27/05           110,000             110,000,000
  Svenska Handelsbanken AB, New York (A-1, P-1)
    3.20%                                                      08/10/05           146,980             146,980,183

                                                                                                  ===============
                                                                                                    3,263,521,094
                                                                                                  ---------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $4,516,920,435)                                                                             4,516,920,435
                                                                                                  ---------------
COMMERCIAL PAPER - 14.4%
Asset-Backed Securities - 8.7%
  Amstel Funding Corp. (A-1+, P-1)
    3.40%                                                      09/27/05           150,000             149,191,312
    3.42%                                                      09/29/05           229,277             227,991,902
  Amsterdam Funding Corp. (A-1, P-1)
    3.26%                                                      08/04/05            16,886              16,881,414
  Blue Ridge Asset Funding Corp. (A-1, P-1)
    3.18%                                                      08/05/05            50,000              49,982,333
  Concord Minutemen Capital Co. LLC (A-1, P-1)
    3.16%                                                      08/09/05            51,683              51,646,707
  Concord Minutemen Capital Corp. (A-1, P-1)
    3.31%                                                      08/01/05            50,347              50,347,000

                                                                                   PAR
                                                               MATURITY           (000)                VALUE
                                                              ----------   ------------------   -------------------
COMMERCIAL PAPER (Continued)
Asset-Backed Securities (continued)
    3.34%                                                      08/04/05          $104,000          $  103,971,053
  Crown Point Capital LLC, Series A (A-1, P-1)
    3.40%                                                      09/26/05           181,801             180,839,475
  Dakota Notes Program (A-1, P-1)
    3.42%                                                      09/22/05           250,000             248,775,833
  Emerald Certificates (A-1+, P-1)
    3.40%                                                      08/30/05           116,950             116,631,571
  Grampian Funding LLC (A-1+, P-1)
    3.40%                                                      09/27/05            66,000              65,644,700
    3.42%                                                      09/30/05            81,695              81,229,338
  Jupiter Securitization Corp. (A-1, P-1)
    3.30%                                                      08/09/05            75,293              75,237,785
  Liberty Street Funding Corp. (A-1, P-1)
    3.29%                                                      08/10/05           100,000              99,917,750
  Nova Notes Program (A-1+, P-1)
    3.31%                                                      08/03/05           105,000             104,980,750
  Old Line Funding LLC (A-1+, P-1)
    3.29%                                                      08/10/05            42,632              42,596,935
  Park Granada LLC (A-1+, P-1)
    3.30%                                                      08/03/05            40,000              39,992,667
    3.30%                                                      08/05/05           100,000              99,963,333
    3.31%                                                      08/05/05            50,000              49,981,667
    3.30%                                                      08/09/05            74,000              73,945,733
  Scaldis Capital LLC (A-1+, P-1)
    3.40%                                                      09/27/05            44,202              43,964,046
  Sheffield Receivables Corp. (A-1+, P-1)
    3.29%                                                      08/09/05            50,045              50,008,413
  Silver Tower U.S. Funding LLC (A-1, P-1)
    3.18%                                                      08/08/05            95,000              94,941,258
    3.40%                                                      09/23/05           312,000             310,438,267
  Thunder Bay Funding LLC (A-1, P-1)
    3.26%                                                      08/05/05            19,308              19,301,006
    3.28%                                                      08/08/05            32,526              32,505,256

                                                                                                   ==============
                                                                                                    2,480,907,504
                                                                                                   --------------
Banks - 5.7%
  Barclays U.S. Funding Corp. (A-1+, P-1)
    3.15%                                                      08/11/05           264,500             264,268,563
  Deutsche Bank Financial LLC (A-1+, P-1)
    3.18%                                                      08/08/05           650,000             649,598,715
    3.22%                                                      08/26/05           700,000             698,434,722

                                                                                                   ==============
                                                                                                    1,612,302,000
                                                                                                   --------------
TOTAL COMMERCIAL PAPER
  (Cost $4,093,209,504)
                                                                                                    4,093,209,504
                                                                                                   --------------
MASTER NOTES - 4.2%
Security Brokers & Dealers
  Bank of America Securities LLC (A-1+, P-1)
    3.39%(b)                                                  08/01/05            442,450             442,450,000
  Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)
    3.37%(c)                                                  08/02/05            318,450             318,450,000
  Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)
    3.48%(b)(c)                                               08/01/05            438,000             438,000,000

                                                                                                   ==============
TOTAL MASTER NOTES
  (Cost $1,198,900,000)                                                                             1,198,900,000
                                                                                                   --------------

                                                                               1

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPFUND (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
VARIABLE RATE OBLIGATIONS - 16.9%
Asset-Backed Securities - 0.8%
  Racers XL (A-1, P-1)
                 3.44%(b)                               08/22/05          $  234,650       $   234,650,000
                                                                                           ---------------
Banks - 1.3%
  Bank of New York Co., Inc. (A+, Aa3)
                 3.52%(b)                               08/29/05             125,000           125,000,000
  LP Pinewood SPV (Wachovia Bank N.A. LOC)
    (A-1, P-1)
                 3.43%(b)(c)                            08/08/05              50,000            50,000,000
  Wells Fargo Bank N.A. (AA, Aaa)
                 3.39%(b)                               08/02/05             190,000           190,001,611

                                                                                           ===============
                                                                                               365,001,611
                                                                                           ---------------
Insurance Carriers NEC - 1.0%
  ASIF Global Financing (AA+, Aa2)
                 3.53%(b)                               09/02/05              49,000            49,008,245
  Travelers Insurance Co. (A-1+, P-1)
                 3.58%(b)(d)                            09/30/05             250,000           250,000,000

                                                                                           ===============
                                                                                               299,008,245
                                                                                           ---------------
Life Insurance - 4.5%
  Allstate Life Global Funding II (Aa2, AA)
                 3.47%(b)                               08/25/06              75,000            74,999,999
  Hartford Life Insurance Co. (A-1+, P-1)
                 3.57%(b)(d)                            10/03/05             100,000           100,000,000
                 3.57%(b)(d)                            10/03/05             100,000           100,000,000
  ING Security Life Insurance (AA3, Aa)
                 3.43%(b)                               08/09/05             150,000           150,000,000
  MetLife Global Funding I (AA, Aa2)
                 3.55%(b)                               08/29/05              95,000            95,000,000
  New York Life Insurance Co. (A-1+, P-1)
                 3.49%(b)(d)                            09/13/05             350,000           350,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
                 3.46%(b)(d)                            08/01/05             400,000           400,000,000

                                                                                           ===============
                                                                                             1,269,999,999
                                                                                           ---------------
Municipal Bonds - 0.1%
  California Housing Finance Agency RB (Taxable
    Home Meeting Project) Series 1998 DN
    (A-1+, VMIG-1)
                 3.35%(b)                               08/08/05              33,000            33,000,000
                                                                                           ---------------
Personal Credit Institutions - 1.6%
  General Electric Capital Corp. (AAA, Aaa)
                 3.51%(b)                               08/17/05             447,600           447,718,159
                                                                                           ---------------
Security Brokers & Dealers - 7.6%
  Citigroup Global Markets, Inc. (A-1+, P-1)
                 3.30%(b)                               08/03/05             270,000           270,000,000
  Goldman Sachs Group, Inc. (A-1, P-1)
                 3.46%(b)(d)                            08/19/05             333,000           333,000,000
  Greenwich Capital Holdings, Inc. (A-1+, P-1)
                 3.45%(b)                               08/01/05              74,675            74,675,000
                 3.39%(b)                               08/22/05              56,000            56,000,000
  Lehman Brothers Holdings, Inc. (A-1, P-1)
                 3.36%(b)                               08/01/05             129,000           129,000,000
                 3.36%(b)                               08/01/05              54,500            54,500,000
  Merrill Lynch Government Securities, Inc.
    (A+, Aa3)
                 3.55%(b)                               08/11/05             459,000           459,106,410
  Morgan Stanley & Co., Inc. (A+, Aa3)
                 3.39%(b)                               08/15/05             250,000           250,055,096

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
VARIABLE RATE OBLIGATIONS (Continued)
Security Brokers & Dealers (continued)
                 3.51%(b)                               08/15/05          $  550,000         $ 550,014,087

                                                                                             =============
                                                                                             2,176,350,593
                                                                                             -------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $4,825,728,607)
                                                                                             4,825,728,607
                                                                                             -------------
TIME DEPOSITS - 1.9%
  Societe Generale, New York (A-1+, P-1)
                 3.25%                                  08/01/05             336,000           336,000,000
                 3.31%                                  08/01/05             219,804           219,804,000

                                                                                             =============
TOTAL TIME DEPOSITS
  (Cost $555,804,000)
                                                                                               555,804,000
                                                                                             -------------
REPURCHASE AGREEMENTS - 41.5% Deutsche Bank Securities,  Inc.
                 3.27%                                  08/05/05             500,000           500,000,000
  (Agreement dated 07/07/05 to be repurchased at
    $501,317,083, collateralized by $548,538,025
    Federal Home Loan Mortgage Corp. Bonds,
    Federal National Mortgage Assoc. Bonds and
    Variable Rate Notes 4.00% to 6.00% due from
    07/01/10 to 07/01/35. The market value is
$      515,000,000.)
Deutsche Bank Securities, Inc.
                 3.17%                                  08/08/05             500,000           500,000,000
  (Agreement dated 05/09/05 to be repurchased at
    $504,006,527, collateralized by $548,538,025
    Federal Home Loan Mortgage Corp. Bonds,
    Federal National Mortgage Assoc. Bonds and
    Variable Rate Notes 4.00% to 6.00% due from
    07/01/10 to 07/01/35. The market value is
$      515,000,000.)
Deutsche Bank Securities, Inc.
                 3.43%                                  09/19/05             500,000           500,000,000
  (Agreement dated 07/13/05 to be repurchased at
    $503,239,444, collateralized by $548,538,025
    Federal Home Loan Mortgage Corp. Bonds,
    Federal National Mortgage Assoc. Bonds and
    Variable Rate Notes 4.00% to 6.00% due from
    07/01/10 to 07/01/35. The market value is
$      515,000,000.)
Deutsche Bank Securities, Inc.
                 3.49%                                  09/26/05           1,510,000         1,510,000,000
  (Agreement dated 07/26/05 to be repurchased at
    $1,519,075,938, collateralized by $1,656,584,836
    Federal Home Loan Mortgage Corp. Bonds,
    Federal National Mortgage Assoc. Bonds and
    Variable Rate Notes 4.00% to 6.00% due from
    07/01/10 to 07/01/35. The market value is
$    1,555,300,000.)
Goldman Sachs & Co.
                 3.43%                                  09/19/05           1,550,000         1,550,000,000
  (Agreement dated 07/13/05 to be repurchased at
    $1,560,042,277, collateralized by $2,824,354,134
    Federal Home Loan Mortgage Corp. Bonds and
    Adjustable Rate Mortgage Notes 3.63% to
    8.00% due from 02/01/09 to 08/01/35. The
    market value is $1,596,027,357.)

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPFUND (CONCLUDED)

JULY 31, 2005 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
REPURCHASE AGREEMENTS (Continued)
Goldman Sachs & Co.
                 3.49%                                  09/26/05          $  900,000        $  900,000,000
  (Agreement dated 07/26/05 to be repurchased at
    $905,409,500, collateralized by $1,639,947,562
    Federal Home Loan Mortgage Corp. Bonds and
    Adjustable Rate Mortgage Notes 3.63% to
    8.00% due from 02/01/09 to 08/01/35. The
    market value is $926,725,562.)
Merrill Lynch Government Securities, Inc.
                 3.18%                                  08/08/05             700,000           700,000,000
  (Agreement dated 06/07/05 to be repurchased at
    $703,833,667, collateralized by $1,061,514,105
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Bonds 4.00%
    to 8.50% due from 12/01/05 to 07/01/35. The
    market value is $721,003,117.)
Merrill Lynch Government Securities, Inc.
                 3.49%                                  09/26/05             565,000           565,000,000
  (Agreement dated 07/26/05 to be repurchased at
    $568,395,963 collateralized by $899,569,957
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Bonds 4.00%
    to 9.00% due from 10/01/08 to 07/01/35. The
    market value is $581,950,196.)
Morgan Stanley & Co., Inc.
                 3.30%                                  08/01/05             276,000           276,000,000
  (Agreement dated 07/29/05 to be repurchased at
    $276,075,900, collateralized by $286,430,000
    Federal Home Loan Bank Bonds and Discount
    Notes, Federal Home Loan Mortgage Corp.
    Bonds, and Federal National Mortgage Assoc.
    Bonds, Discount Notes and Variable Rate Notes
    0.00% to 7.00% due from 08/03/05 to 05/21/18.
    The market value is $285,119,133.)
UBS Securities LLC
                 3.17%                                  08/08/05           1,330,000         1,330,000,000
  (Agreement dated 06/02/05 to be repurchased at
    $1,337,846,630, collateralized by $5,344,952,206
    Federal Home Loan Mortgage Corp. Bonds and
    Adjustable Rate Mortgage Notes and Federal
    National Mortgage Assoc. Strips and Variable
    Rate Notes 0.00% to 8.00% due from 08/01/01
    to 08/01/35. The market value is
$    1,369,902,792.)
UBS Securities LLC
                 3.17%                                  08/09/05           1,384,000         1,384,000,000
  (Agreement dated 06/02/05 to be repurchased at
    $1,392,287,084, collateralized by $2,968,936,532
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Strips 0.00%
    to 8.00% due from 04/01/29 to 08/01/35. The
    market value is $1,425,520,041.)
UBS Securities LLC
                 3.29%                                  08/09/05           1,700,000         1,700,000,000
  (Agreement dated 07/01/05 to be repurchased at
    $1,706,059,083 collateralized by $2,456,387,691
    Federal Home Loan Mortgage Corp. Adjustable
    Rate Mortgage Notes and Federal National
    Mortgage Assoc. Variable Rate Notes 3.77% to
    5.33% due from 07/01/27 to 07/01/35. The

                                                                             PAR
                                                        MATURITY            (000)               VALUE
    market value is $1,751,003,213.)                   ----------   ------------------   -------------------
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
                 3.43%                                 09/19/05             $425,000       $   425,000,000
  (Agreement dated 07/13/05 to be repurchased at
    $427,753,527, collateralized by $906,550,210
    Federal National Mortgage Assoc. Variable
    Rate Notes 3.83% to 6.43% due from 06/01/30 to
    09/01/44. The market value is $437,750,385.)

                                                                                           ===============
TOTAL REPURCHASE AGREEMENTS
  (Cost $11,840,000,000)                                                                    11,840,000,000
                                                                                           ---------------
TOTAL INVESTMENTS IN SECURITIES -  100.1%
  (Cost $28,528,521,831(a))
                                                                                            28,528,521,831
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (0.1)%                                                                             (14,419,670)
                                                                                           ---------------
NET ASSETS -  100.0%                                                                       $28,514,102,161
                                                                                           ===============

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b)  Rates shown are the rates as of July 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Ratings reflect those of guarantor.
 (d) Security is illiquid.

                                                                               3

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    TEMPCASH

JULY 31, 2005 (UNAUDITED)

                                                                                   PAR
                                                               MATURITY           (000)                VALUE
                                                              ----------   ------------------   -------------------
AGENCY OBLIGATIONS - 1.0%
Federal Home Loan Mortgage Corp. Variable Rate Notes - 1.0%
    3.51%(b)
  (Cost $100,000,000)                                         10/07/05          $100,000        $ 100,000,000
                                                                                                -------------
CERTIFICATES OF DEPOSIT - 14.5%
Domestic - 4.7%
  Citibank N.A. (A-1+, P-1)
    3.18%                                                     08/11/05           130,200          130,200,000
  Washington Mutual Bank F.A. (A-1, P-1)
    3.27%                                                     08/08/05           250,000          250,000,000
    3.28%                                                     08/08/05            90,100           90,099,765

                                                                                                =============
                                                                                                  470,299,765
                                                                                                -------------
Yankee - 9.8%
  Canadian Imperial Bank of Commerce, New York
    (A-1, P-1)
    2.48%                                                     11/01/05            97,500           97,499,999
  Credit Suisse First Boston, New York (A-1, P-1)
    3.30%                                                     08/09/05           363,650          363,650,000
  Dexia Credit Local, New York (A-1+, P-1)
    3.20%                                                     08/10/05           132,545          132,545,165
    3.20%                                                     08/10/05           131,750          131,750,164
  Eurohypo AG, New York (A-1, P-1)
    3.31%                                                     08/03/05            30,000           30,000,000
    3.31%                                                     08/04/05            80,000           80,000,000
    3.20%                                                     08/05/05            39,765           39,765,000
    3.50%                                                     09/23/05            30,000           30,000,000
    3.44%                                                     09/27/05            40,000           40,000,000
  Svenska Handelsbanken AB, New York (A-1, P-1)
    3.20%                                                     08/10/05            53,020           53,020,066

                                                                                                =============
                                                                                                  998,230,394
                                                                                                -------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $1,468,530,159)                                                                         1,468,530,159
                                                                                                -------------
COMMERCIAL PAPER - 15.8%
Asset-Backed Securities - 11.2%
  Amstel Funding Corp. (A-1+, P-1)
    3.40%                                                     09/27/05            50,000           49,730,439
  Check Point Charlie, Inc. (P-1, F1+)
    3.31%                                                     08/01/05            22,162           22,162,000
  Concord Minutemen Capital Corp. (A-1, P-1)
    3.34%                                                     08/04/05            36,275           36,264,903
  Emerald Certificates (A-1+, P-1)
    3.20%                                                     08/03/05            34,000           33,993,956
  Galaxy Funding, Inc. (A-1, P-1)
    3.40%                                                     09/23/05            43,000           42,784,761
  Lake Constance Funding LLC (A-1+, P-1)
    3.49%                                                     08/30/05            64,300           64,119,228
  Links Finance LLC (A-1, P-1)
    3.17%                                                     08/10/05            49,250           49,210,969
  Lockhart Funding LLC (P-1, F-1)
    3.17%                                                     08/10/05            47,000           46,962,752
    3.40%                                                     09/21/05           131,095          130,463,559
    3.41%                                                     09/23/05            43,501           43,282,613
  Newcastle Certificates (A-1+, P-1)
    3.51%                                                     08/25/05           100,000           99,766,000
    3.54%                                                     09/12/05           100,484          100,069,001
  Park Granada LLC (A-1+, P-1)
    3.31%                                                     08/04/05            50,140           50,126,212
  Silver Tower U.S. Funding LLC (A-1+, P-1)
    3.40%                                                     09/23/05            95,000           94,524,472

                                                                                   PAR
                                                               MATURITY           (000)                VALUE
                                                              ----------   ------------------   -------------------
COMMERCIAL PAPER (Continued)
Asset-Backed Securities (continued)
  Solitaire Funding LLC (A-1, P-1)
    3.40%                                                     09/22/05          $ 52,000        $  51,744,622
  Sydney Capital Corp. (A-1+, P-1)
    3.50%                                                     08/29/05            99,320           99,049,629
  Transamerica Secured Liquidity (A-1+, P-1)
    3.33%                                                     08/04/05            25,000           24,993,062
  Victory Receivables Corp. (A-1, P-1)
    3.30%                                                     08/02/05            67,938           67,931,772
  Yorktown Capital LLC (A-1+, P-1)
    3.29%                                                     08/10/05            31,929           31,902,738

                                                                                                =============
                                                                                                1,139,082,688
                                                                                                -------------
Banks - 1.5%
  Banco Santander Puerto Rico (A-1, P-1)
    3.30%                                                     08/05/05            41,305           41,289,855
  Barclays U.S. Funding Corp. (A-1+, P-1)
    3.15%                                                     08/11/05           104,000          103,909,000
  Skandinaviska Enskilda Banken AB (A-1, P-1)
    2.42%                                                     10/27/05            12,100           12,029,235

                                                                                                =============
                                                                                                  157,228,090
                                                                                                -------------
Canned, Frozen, Preserved Fruit - 0.2%
  Sara Lee Corp. (A-1, F1)
    3.31%                                                     08/10/05            25,178           25,157,165
                                                                                                -------------
Life Insurance - 0.2%
  Irish Life & Permanent PLC (A-1, P-1)
    3.40%                                                     09/16/05            20,500           20,410,940
                                                                                                -------------
Security Brokers & Dealers - 2.2%
  Citigroup Global Markets Holdings, Inc.
    (A-1+, P-1)
    3.23%                                                     08/29/05           227,137          226,566,381
                                                                                                -------------
Telephone Communications - 0.5%
  SBC Communications, Inc. (A-1, P-1)
    3.27%                                                     08/08/05            50,000           49,968,208
                                                                                                -------------
TOTAL COMMERCIAL PAPER
  (Cost $1,618,413,472)
                                                                                                1,618,413,472
                                                                                                -------------
MASTER NOTES - 3.2%
Security Brokers & Dealers
  Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)
    3.37%(c)                                                  08/02/05           105,000          105,000,000
  Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)
    3.48%(b)(c)                                               08/01/05           219,000          219,000,000

                                                                                                =============
TOTAL MASTER NOTES
  (Cost $324,000,000)                                                                             324,000,000
                                                                                                -------------
VARIABLE RATE OBLIGATIONS - 27.1%
Asset-Backed Securities - 2.1%
  Racers XL (A-1, P-1)
    3.44%(b)                                                  08/22/05           102,655          102,654,999
  Wachovia Asset Securitization, Inc. Series
    04-HM1, Class A (AAA, Aaa)
    3.45%(b)                                                  08/25/05            56,476           56,475,589
  Wachovia Asset Securitization, Inc. Series
    04-HM2, Class A (AAA, Aaa)
    3.45%(b)                                                  08/25/05            53,897           53,896,765

                                                                                                =============
                                                                                                  213,027,353
                                                                                                -------------

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPCASH (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
VARIABLE RATE OBLIGATIONS (Continued)
Banks - 3.9%
  All Seasons Funding LLC (Federal Home Loan
    Bank Guaranty) (Aaa)
    3.45%(b)(c)                                       08/08/05          $  4,045        $   4,045,000
  Gables of Germantown (Marshall & Illsely Bank
    LOC) (A-1, P-1)
    3.57%(b)(c)                                       08/08/05            15,000           15,000,000
  Green Knight Economic Development Series 2004
    (Fulton Bank LOC) (A-1)
    3.58%(b)(c)                                       08/08/05             2,560            2,560,000
  HBOS Treasury Services PLC (Aa2, AA)
    3.36%(b)                                          08/01/05            45,000           45,017,515
    3.51%(b)                                          09/26/05           150,000          150,000,000
  Laurel Grocery Co. LLC (US Bank N.A. LOC)
    (A-1, P-1)
    3.51%(b)(c)                                       08/08/05             1,425            1,425,000
  MB & B Holdings LLC (Marshall & Ilsley Bank
    LOC) (A-1, P-1)
    3.57%(b)(c)                                       08/04/05             6,915            6,915,000
    3.57%(b)(c)                                       08/04/05             3,760            3,760,000
  North Square Associates LLP (Marshall & Ilsley
    Bank LOC) (A-1, P-1)
    3.57%(b)(c)                                       08/08/05            14,715           14,715,000
  Oxford Capital Enterprise LLC (National City Bank
    of Cleveland LOC) (A-1, P-1)
    3.51%(b)(c)                                       08/08/05             3,925            3,925,000
  Park Street Properties I LLC (U.S. Bank LOC)
    (Aa2)
    3.44%(b)(c)                                       08/03/05             9,000            9,000,000
  Park Village (Bank One N.A. LOC) (A-1+, P-1)
    3.59%(b)(c)                                       08/04/05             6,955            6,955,000
  Prospect Aggregates, Inc. (Fulton Bank LOC) (A-1)
    3.58%(b)(c)                                       08/04/05             9,000            9,000,000
  Shipley Group LP (Fulton Bank LOC) (VMIG-1)
    3.58%(b)(c)                                       08/08/05            17,480           17,480,000
  Tom Gill LLC (U.S. Bank N.A. LOC) (A-1, P-1)
    3.53%(b)(c)                                       08/08/05             1,565            1,565,000
  Westpac Banking Corp. (AA-, Aa3)
    3.40%(b)(c)                                       09/12/05           108,250          108,250,000

                                                                                        =============
                                                                                          399,612,515
                                                                                        -------------
Insurance Carriers NEC - 0.2%
  ASIF Global Financing (AA+, Aa2)
    3.53%(b)                                          09/02/05            16,000           16,002,692
                                                                                        -------------
Life Insurance - 7.4%
  Allstate Life Global Funding II (AA, Aa2)
    3.45%(b)                                          08/16/05           100,000          100,000,000
    3.47%(b)                                          08/25/06            40,000           40,000,000
  Allstate Life Insurance Co. (A-1+, P-1)
    3.34%(b)(d)                                       08/01/05            50,000           50,000,000
  MetLife Global Funding I (AA, Aa2)
    3.55%(b)                                          08/29/05            40,000           40,000,000
  Monumental Life Insurance Co. (A-1+, P-1)
    3.46%(b)(d)                                       09/01/05           200,000          200,000,000
  New York Life Insurance Co. (A-1+, P-1)
    3.49%(b)(d)                                       09/13/05           300,000          300,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
    3.47%(b)(d)                                       09/01/05            26,000           26,000,000

                                                                                        =============
                                                                                          756,000,000
                                                                                        -------------

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
VARIABLE RATE OBLIGATIONS (Continued)
Municipal Bonds - 1.3%
  American National Fish & Wildlife Museum of
    Missouri RB Series 2004B DN (Commerce Bank
    NA LOC) (A-1)
    3.64%(b)(c)                                       08/08/05          $  1,000        $   1,000,000
  Massachusetts State Housing Finance Agency RB
    (Avalon Flanders Project) Series 2004A DN
    (Morgan Guaranty Trust LOC) (A-1+)
    3.33%(b)(c)                                       08/08/05            22,160           22,160,000
  New York State Dormitory Authority RB Series
    (Taxable Project) 2005A DN (A-1+, F-1+)
    3.34%(b)                                          08/08/05            15,525           15,525,000
  New York State Housing Finance Agency RB
    Series 2003B DN (VMIG-1)
    3.35%(b)                                          08/08/05            22,900           22,900,000
  Santa Rosa California RB Series 2004 DN (Bank
    One N.A. LOC) (A-1+, F1+)
    3.33%(b)(c)                                       08/04/05            42,000           42,000,000
  Savannah College Georgia RB (Art & Design
    Project) Series 2004 DN (A-1+)
    3.49%(b)(c)                                       08/04/05             7,600            7,600,000
  Texas State GO Series 2004D DN (Dexia Credit
    Local SBPA) (A-1+, VMIG-1)
    3.33%(b)(c)                                       08/03/05             4,945            4,945,000
  Texas State GO Series 2004E DN (Dexia Credit
    Local SBPA) (A-1+, VMIG-1)
    3.33%(b)(c)                                       08/03/05             9,400            9,400,000
  Utah Telecommunication Open RB (Infrastructure
    Agency Project) Series 2004 DN (Bank of
    America LOC) (A-1+)
    3.38%(b)(c)                                       08/08/05             8,000            8,000,000

                                                                                        =============
                                                                                          133,530,000
                                                                                        -------------
Personal Credit Institutions - 2.8%
  General Electric Capital Corp. (AAA, Aaa)
    3.45%(b)                                          08/09/05           116,000          116,015,439
    3.51%(b)                                          08/17/05           163,760          163,841,620

                                                                                        =============
                                                                                          279,857,059
                                                                                        -------------
Security Brokers & Dealers - 9.4%
  Bank of America Securities LLC (A-1+, P-1)
    3.39%(b)                                          08/01/05           166,200          166,200,001
  Bear Stearns & Co., Inc. (A, A1)
    3.49%(b)                                          08/29/05            64,000           64,000,001
  Citigroup Global Markets, Inc. (A-1+, P-1)
    3.30%(b)                                          08/03/05           130,800          130,800,000
  Greenwich Capital Holdings, Inc. (A-1+, P-1)
    3.45%(b)                                          08/01/05            25,325           25,325,000
  Lehman Brothers Holdings, Inc. (A-1, P-1)
    3.36%(b)                                          08/01/05            46,000           46,000,000
    3.36%(b)                                          08/01/05            21,500           21,500,000
  Merrill Lynch Government Securities, Inc.
    (A+, Aa3)
    3.55%(b)                                          08/11/05           300,000          300,096,318
  Morgan Stanley & Co., Inc. (A+, Aa3)
    3.39%(b)                                          08/15/05           200,000          200,041,998

                                                                                        =============
                                                                                          953,963,318
                                                                                        -------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $2,751,992,937)                                                                 2,751,992,937
                                                                                        -------------

                                                                               5

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPCASH (CONCLUDED)

JULY 31, 2005 (UNAUDITED)

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
TIME DEPOSITS - 8.6%
  Societe Generale, New York (A-1+, P-1)
               3.25%                                  08/01/05          $711,000        $ 711,000,000
               3.31%                                  08/01/05           162,229          162,229,000

                                                                                        =============
TOTAL TIME DEPOSITS
  (Cost $873,229,000)                                                                     873,229,000
                                                                                        -------------
REPURCHASE AGREEMENTS - 29.8% Deutsche Bank Securities, Inc.
               3.17%                                  08/08/05           200,000          200,000,000
  (Agreement dated 05/09/05 to be repurchased at
    $201,602,611, collateralized by $228,718,211
    Federal Home Loan Mortgage Corp. Bonds and
    Adjustable Rate Mortgage Notes, Federal
    National Mortgage Assoc. Bonds and Variable
    Rate Notes 3.50% to 6.50% due from 04/01/19
    to 08/01/35. The market value is $206,000,000.)
Deutsche Bank Securities, Inc.
               3.49%                                  09/26/05           490,000          490,000,000
  (Agreement dated 07/26/05 to be repurchased at
    $492,945,172, collateralized by $560,359,619
    Federal Home Loan Mortgage Corp. Bonds and
    Adjustable Rate Mortgage Notes, Federal
    National Mortgage Assoc. Bonds and Variable
    Rate Notes 3.50% to 6.50% due from 04/01/19
    to 08/01/35. The market value is $504,700,000.)
Goldman Sachs & Co.
               3.43%                                  09/19/05           350,000          350,000,000
  (Agreement dated 07/13/05 to be repurchased at
    $352,267,611, collateralized by $372,864,964
    Federal National Mortgage Assoc. Bonds 5.00%
    due 04/01/34. The market value is
$    360,500,000.)
Goldman Sachs & Co.
               3.49%                                  09/26/05           300,000          300,000,000
  (Agreement dated 07/26/05 to be repurchased at
    $301,803,167, collateralized by $319,598,541
    Federal National Mortgage Assoc. Bonds 5.00%
    due 04/01/34. The market value is
$    309,000,000.)
Merrill Lynch Government Securities, Inc.
               3.49%                                  09/26/05           185,000          185,000,000
  (Agreement dated 07/26/05 to be repurchased at
    $186,111,952 collateralized by $188,220,000
    Federal National Mortgage Assoc. Bonds 5.50%
    due from 07/01/35. The market value is
$    190,554,449.)
UBS Securities LLC
               3.17%                                  08/08/05           500,000          500,000,000
  (Agreement dated 06/02/05 to be repurchased at
    $502,949,861, collateralized by $570,029,000
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Bonds 3.50%
    to 6.38% due from 02/25/08 to 08/15/34. The
    market value is $515,002,553.)
UBS Securities LLC
               3.17%                                  08/09/05           500,000          500,000,000
  (Agreement dated 06/02/05 to be repurchased at
    $502,993,888, collateralized by $509,496,334
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Bonds 4.50%
    to 6.50% due from 04/15/29 to 08/25/34. The

                                                                           PAR
                                                       MATURITY           (000)                VALUE
    market value is $515,003,580.)                    ----------   ------------------   -------------------
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
               3.43%                                  09/19/05          $500,000        $ 500,000,000
  (Agreement dated 07/13/05 to be repurchased at
    $503,239,444, collateralized by $796,121,250
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Bonds 3.50%
    to 7.00% due from 06/25/08 to 04/15/35. The
    market value is $515,004,454.)

                                                                                        =============
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,025,000,000)                                                                 3,025,000,000
                                                                                        -------------

TOTAL INVESTMENTS IN SECURITIES -
100.0%
  (Cost $10,161,165,568(a))                  10,161,165,568
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  0.0%                                 (2,274,236)
                                             --------------
NET ASSETS -  100.0%                        $10,158,891,332
                                            ===============

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b)  Rates shown are the rates as of July 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Ratings reflect those of guarantor.
 (d) Security is illiquid.

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    FEDFUND

JULY 31, 2005 (UNAUDITED)

                                                                                   PAR
                                                               MATURITY           (000)                VALUE
                                                              ----------   ------------------   -------------------
AGENCY OBLIGATIONS - 39.8%
Federal Farm Credit Bank Variable Rate Notes - 14.4%
               3.26%(b)                                       08/01/05          $ 95,000        $  94,978,869
               3.28%(b)                                       08/01/05            10,000            9,999,463
               3.28%(b)                                       08/01/05            35,000           35,000,205
               3.28%(b)                                       08/01/05           172,000          172,006,222
               3.30%(b)                                       08/01/05            40,000           40,000,378
               3.29%(b)                                       08/12/05            80,000           80,015,232

                                                                                                =============
                                                                                                  432,000,369
                                                                                                -------------
Federal Home Loan Bank Discount Notes - 0.5%
               3.07%                                          08/01/05            12,691           12,691,000
                                                                                                -------------
Federal Home Loan Bank Variable Rate Notes - 13.3%
               3.10%(b)                                       08/01/05           100,000           99,945,422
               3.24%(b)                                       08/03/05            50,000           49,995,990
               3.32%(b)                                       08/22/05           150,000          149,905,780
               3.24%(b)                                       09/08/05           102,000          101,994,140

                                                                                                =============
                                                                                                  401,841,332
                                                                                                -------------
Federal Home Loan Mortgage Corp. Bonds - 0.7%
               2.88%(b)                                       09/15/05            22,000           22,011,898
                                                                                                -------------
Federal Home Loan Mortgage Corp. Discount Notes - 3.3%
               3.23%(b)                                       08/02/05           100,000           99,991,028
                                                                                                -------------
Federal National Mortgage Assoc. Variable Rate Notes - 7.6%
               3.22%(b)                                       08/08/05            50,000           49,959,061
               3.27%(b)                                       08/15/05            50,000           49,996,379
               3.37%(b)                                       08/29/05            50,000           49,998,167
               3.22%(b)                                       09/06/05            80,000           79,995,304

                                                                                                =============
                                                                                                  229,948,911
                                                                                                -------------
TOTAL AGENCY OBLIGATIONS
  (Cost $1,198,484,538)                                                                         1,198,484,538
                                                                                                -------------
REPURCHASE AGREEMENTS - 60.2% Deutsche Bank Securities, Inc.
               3.27%                                          08/05/05           100,000          100,000,000
  (Agreement dated 07/06/05 to be repurchased at
    $100,272,500, collateralized by $129,331,343
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Bonds and
    Variable Rate Notes 4.00% to 6.12% due from
    02/01/12 to 07/01/35. The market value is
$    103,000,000.)
Deutsche Bank Securities, Inc.
               3.17%                                          08/08/05            50,000           50,000,000
  (Agreement dated 05/09/05 to be repurchased at
    $50,400,652, collateralized by $64,665,671
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Bonds and
    Variable Rate Notes 4.00% to 6.12% due from
    02/01/12 to 07/01/35. The market value is

                                                                                   PAR
                                                               MATURITY           (000)                VALUE
$     51,500,000.)                                            ----------   ------------------   -------------------
REPURCHASE AGREEMENTS (Continued)
Deutsche Bank Securities, Inc.
               3.27%                                          08/08/05          $100,000        $ 100,000,000
  (Agreement dated 07/12/05 to be repurchased at
    $100,245,250, collateralized by $129,331,343
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Bonds and
    Variable Rate Notes 4.00% to 6.12% due from
    02/01/12 to 07/01/35. The market value is
$    103,000,000.)
Deutsche Bank Securities, Inc.
               3.24%                                          08/26/05            50,000           50,000,000
  (Agreement dated 05/27/05 to be repurchased at
    $50,409,500, collateralized by $64,665,671
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Bonds and
    Variable Rate Notes 4.00% to 6.12% due from
    02/01/12 to 07/01/35. The market value is
$     51,500,000.)
Deutsche Bank Securities, Inc.
               3.41%                                          09/19/05           100,000          100,000,000
  (Agreement dated 07/01/05 to be repurchased at
    $100,757,777, collateralized by $129,331,343
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Bonds and
    Variable Rate Notes 4.00% to 6.12% due from
    02/01/12 to 07/01/35. The market value is
$    103,000,000.)
Goldman Sachs & Co.
               3.43%                                          09/19/05           100,000          100,000,000
  (Agreement dated 07/13/05 to be repurchased at
    $100,647,888, collateralized by $103,626,634
    Federal Home Loan Mortgage Corp. Bonds
    5.50% due 06/01/35. The market value is
$    103,000,000.)
Merrill Lynch Government Securities, Inc.
               3.49%                                          09/26/05           250,000          250,000,000
  (Agreement dated 07/26/05 to be repurchased at
    $251,502,638, collateralized by $956,199,502
    Federal Home Loan Mortgage Corp. Bonds and
    Adjustable Rate Mortgage Notes and Federal
    National Mortgage Assoc. Bonds 4.50% to
    8.50% due from 03/01/08 to 07/01/35. The
    market value is $257,502,921.)
Morgan Stanley & Co.
               3.24%                                          08/01/05           197,688          197,688,000
  (Agreement dated 07/29/05 to be repurchased at
    $197,741,375, collateralized by $285,047,490
    Federal Home Loan Mortgage Corp. Adjustable
    Rate Mortgage Notes, Federal National
    Mortgage Assoc. Variable Rate Notes and U.S.
    Treasury Strip Principals 8.13% to 8.88% due
    from 02/15/19 to 08/15/20. The market value is
$    203,482,448.)

                                                                               7

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              FEDFUND (CONCLUDED)

JULY 31, 2005 (UNAUDITED)

                                                                      PAR
                                                      MATURITY       (000)            VALUE
                                                     ----------   -----------   ----------------
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley & Co., Inc.
               3.30%                                 08/01/05     $174,000      $ 174,000,000
  (Agreement dated 07/29/05 to be repurchased at
    $174,047,850, collateralized by $250,891,623
    Federal Home Loan Mortgage Corp. Adjustable
    Rate Mortgage Notes, Federal National
    Mortgage Assoc. Variable Rate Notes and U.S.
    Treasury Strip Principals 8.13% to 8.88% due
    from 02/15/19 to 08/15/20. The market value is
$    179,100,128.)
Morgan Stanley & Co., Inc.
               3.31%                                 08/01/05      100,000        100,000,000
  (Agreement dated 07/29/05 to be repurchased at
    $100,027,583, collateralized by $144,190,588
    Federal Home Loan Mortgage Corp. Adjustable
    Rate Mortgage Notes, Federal National
    Mortgage Assoc. Variable Rate Notes and U.S.
    Treasury Strip Principals 8.13% to 8.88% due
    from 02/15/19 to 08/15/20. The market value is
$    102,931,108.)
PNC Bank N.A.(c)
               3.01%                                 08/01/05       61,000         61,000,000
  (Agreement dated 07/29/05 to be repurchased at
    $61,015,301, collateralized by $126,866,404
    Federal National Mortgage Assoc. Bonds 5.00%
    to 6.00% due 07/01/20 to 08/01/34. The market
    value is $127,348,076.)
UBS Securities LLC
               3.17%                                 08/08/05      100,000        100,000,000
  (Agreement dated 07/01/05 to be repurchased at
    $100,334,611, collateralized by $307,385,685
    Federal Home Loan Mortgage Corp. Strips
    0.00% due from 09/01/30 to 08/01/35. The
    market value is $103,002,560.)
UBS Securities LLC
               3.17%                                 08/09/05      129,500        129,500,000
  (Agreement dated 06/02/05 to be repurchased at
    $130,275,417, collateralized by $402,670,039
    Federal Home Loan Mortgage Corp. Strips
    0.00% due from 04/01/28 to 08/01/35. The
    market value is $133,387,130.)
UBS Securities LLC
               3.29%                                 08/09/05      200,000        200,000,000
  (Agreement dated 06/30/05 to be repurchased at
    $200,731,111, collateralized by $682,556,643
    Federal Home Loan Mortgage Corp. Strips
    0.00% due from 08/01/20 to 02/01/35. The
    market value is $206,002,054.)
UBS Securities LLC
               3.29%                                 08/09/05      100,000        100,000,000
  (Agreement dated 06/02/05 to be repurchased at
    $100,621,444, collateralized by $134,635,000
    Federal Home Loan Mortgage Corp. Strips
    0.00% due from 08/01/20 to 12/01/34. The
    market value is $103,001,557.)

                                                                                =============
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,812,188,000)                                                         1,812,188,000
                                                                                -------------

TOTAL INVESTMENTS IN
SECURITIES -  100.0%
  (Cost $3,010,672,538(a))      3,010,672,538
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.0%                1,339,338
                                -------------
NET ASSETS -  100.0%           $3,012,011,876
                               ==============

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b)  Rates shown are the rates as of July 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c)  Pursuant to an exemptive order FedFund may enter into overnight repurchase transactions with certain affiliated parties, which may include the PNC
      Financial Services Group, Inc.

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                     T-FUND

JULY 31, 2005 (UNAUDITED)

                                                                       PAR
                                                       MATURITY       (000)            VALUE
                                                      ----------   -----------   ----------------
REPURCHASE AGREEMENTS - 100.2%
Deutsche Bank Securities, Inc.
               3.27%                                  08/01/05     $400,000      $ 400,000,000
  (Agreement dated 07/29/05 to be repurchased at
    $400,109,000, collateralized by $680,673,553
    U.S. Treasury Strips, Strip Principals and
    Inflation Indexed Securities 0.00% to 10.75%
    due from 11/15/05 to 05/15/30. The market
    value is $408,000,064.)
Deutsche Bank Securities, Inc.
               3.19%                                  08/05/05      500,000        500,000,000
  (Agreement dated 07/06/05 to be repurchased at
    $501,329,166, collateralized by $850,841,942
    U.S. Treasury Strips, Strip Principals and
    Inflation Indexed Securities 0.00% to 10.75%
    due from 11/15/05 to 05/15/30. The market
    value is $510,000,080.)
Greenwich Capital Markets, Inc.
               3.26%                                  08/01/05      100,000        100,000,000
  (Agreement dated 07/29/05 to be repurchased at
    $100,027,167, collateralized by $220,950,000
    U.S. Treasury Strips and Strip Principals 0.00%
    to 8.13% due from 05/15/21 to 11/15/27. The
    market value is $102,001,102.)
J.P. Morgan Securities, Inc.
               3.28%                                  08/01/05      800,000        800,000,000
  (Agreement dated 07/29/05 to be repurchased at
    $800,218,667, collateralized by $1,632,531,000
    U.S. Treasury Strips and Strip Principals 0.00%
    to 9.88% due from 11/15/15 to 11/15/28. The
    market value is $816,001,460.)
Lehman Brothers, Inc.
               3.25%                                  08/01/05       45,000         45,000,000
  (Agreement dated 07/29/05 to be repurchased at
    $45,012,188, collateralized by $36,846,00 U.S.
    Treasury Inflation Indexed Securities 1.88% to
    3.88% due from 01/15/25 to 04/15/29. The
    market value is $45,903,918.)
Merrill Lynch Government Securities, Inc.
               3.27%                                  08/01/05      600,000        600,000,000
  (Agreement dated 07/29/05 to be repurchased at
    $600,163,500 collateralized by $639,267,900
    U.S. Treasury Strips and Strip Principals 0.00%
    to 8.76% due from 11/15/05 to 05/15/17. The
    market value is $612,001,569.)
Morgan Stanley & Co., Inc.
               3.24%                                  08/01/05       83,000         83,000,000
  (Agreement dated 07/29/05 to be repurchased at
    $83,022,410, collateralized by $58,966,778 U.S.
    Treasury Bonds 8.13% to 8.88 due from
    02/15/19 to 08/15/20. The market value is
$     84,661,564.)
Morgan Stanley & Co., Inc.
               3.26%                                  08/01/05      644,484        644,484,000
  (Agreement dated 07/29/05 to be repurchased at
    $644,659,084, collateralized by $457,869,221
    U.S. Treasury Bonds 8.13% to 8.88 due from
    02/15/19 to 08/15/20. The market value is
$    657,385,825.)
UBS Securities LLC
               3.27%                                  08/01/05      800,000        800,000,000
  (Agreement dated 07/29/05 to be repurchased at
    $800,218,000, collateralized by $827,230,000
    U.S. Treasury Notes 3.63% due 06/15/10. The
    market value is $816,002,754.)

                                                                                 =============
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,972,484,000)                                                          3,972,484,000
                                                                                 -------------

                                               VALUE
                                         -----------------
TOTAL INVESTMENTS IN SECURITIES -
100.2%
  (Cost $3,972,484,000(a))                  $3,972,484,000
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (0.2)%                              (7,870,840)
                                            --------------
NET ASSETS -  100.0%                        $3,964,613,160
                                            ==============

-------------------
 (a) Aggregate cost for Federal income tax purposes.

                                                                               9

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                               FEDERAL TRUST FUND

JULY 31, 2005 (UNAUDITED)

                                      PAR
                       MATURITY      (000)          VALUE
                      ----------   ---------   ---------------
AGENCY OBLIGATIONS - 100.1%
Federal Farm Credit Bank Bonds - 0.4%
      6.90%           08/03/05     $  440       $    440,078
                                                ------------
Federal Farm Credit Bank Discount Notes - 8.8%
      3.20%           08/01/05        566            566,000
      3.24%           08/01/05        985            985,000
      3.20%           08/02/05        680            679,940
      3.20%           08/09/05      7,000          6,995,021
      3.23%           08/09/05        810            809,419

                                                ============
                                                                      10,035,380
                                                ------------
Federal Farm Credit Bank Variable Rate Notes - 35.0%
      3.28%(b)        08/01/05      5,000          5,000,367
      3.30%(b)        08/01/05     10,000         10,000,094
      3.30%(b)        08/01/05     10,000         10,000,000
      3.24%(b)        08/04/05      5,000          4,998,962
      3.35%(b)        08/24/05     10,000          9,998,282

                                                ============
                                                                      39,997,705
                                                ------------
Federal Home Loan Bank Discount Notes - 47.2%
      3.07%           08/01/05     15,757         15,757,000
      3.20%           08/02/05        554            553,951
      3.19%           08/03/05      3,465          3,464,386
      3.21%           08/03/05      1,510          1,509,731
      3.22%           08/05/05      4,000          3,998,571
      3.23%           08/05/05        900            899,677
      3.25%           08/05/05      1,100          1,099,603
      3.07%           08/08/05        400            399,761
      3.19%           08/08/05      1,100          1,099,318
      3.24%           08/08/05      2,000          1,998,740
      3.18%           08/10/05      6,000          5,995,221
      3.25%           08/10/05        200            199,838
      3.16%           08/12/05      1,993          1,991,076
      3.23%           08/12/05      4,190          4,185,860
      3.15%           08/17/05      5,000          4,993,000
      3.34%           09/07/05      2,000          1,993,134
      3.32%           09/09/05        547            545,033
      3.33%           09/09/05        374            372,651
      3.32%           09/16/05      2,000          1,991,516
      3.34%           09/23/05        975            970,206

                                                ============
                                                                      54,018,273
                                                ------------
Federal Home Loan Bank Variable Rate Notes - 8.7%
      3.32%(b)        08/22/05      5,000          4,996,859
      3.26%(b)        09/12/05      5,000          4,999,654

                                                ============
                                                                       9,996,513
                                                ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $114,487,949)                            114,487,949
                                                ------------
TOTAL INVESTMENTS IN SECURITIES -  100.1%
  (Cost $114,487,949(a))                         114,487,949
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (0.1)%                                   (90,978)
                                                ------------
NET ASSETS -  100.0%                            $114,396,971
                                                ============

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b)  Rates shown are the rates as of July 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                 TREASURY TRUST

JULY 31, 2005 (UNAUDITED)

                                  PAR
                  MATURITY       (000)            VALUE
                 ----------   ----------   ------------------
U.S. TREASURY OBLIGATIONS - 100.2%
U.S. Treasury Bills - 100.2%
    2.98%        08/04/05     $77,862       $   77,842,697
    2.84%        08/11/05      70,000           69,944,875
    2.97%        08/11/05      47,291           47,251,985
    3.01%        08/11/05       3,133            3,130,379
    3.02%        08/11/05       4,600            4,596,135
    2.84%        08/18/05      98,463           98,330,927
    3.00%        08/18/05      30,000           29,957,500
    3.05%        08/18/05      50,000           49,927,986
    3.06%        08/18/05      53,640           53,562,364
    3.07%        08/18/05      70,000           69,898,586
    3.10%        08/18/05      35,854           35,801,514
    2.88%        08/25/05     100,000           99,807,967
    3.19%        08/25/05      50,000           49,893,667
    2.92%        09/01/05      80,000           79,798,843
    2.97%        09/08/05     100,000           99,686,289
    2.98%        09/15/05     100,000           99,627,875
    2.97%        09/22/05     125,000          124,463,389
    3.08%        09/29/05      25,000           24,873,908
    3.13%        10/06/05      30,000           29,827,988
    3.13%        10/13/05      25,000           24,841,326
    3.22%        10/20/05      30,000           29,785,467
    3.35%        10/27/05      25,000           24,797,453

                                            ==============
                                                                   1,227,649,120
                                            --------------
TOTAL INVESTMENTS IN SECURITIES -
100.2%
  (Cost $1,227,649,120(a))                   1,227,649,120
LIABILITIES IN EXCESS OF
OTHER
  ASSETS -  (0.2)%                              (3,003,643)
                                            --------------
NET ASSETS -  100.0%                        $1,224,645,477
                                            ==============

-------------------

 (a) Aggregate cost for Federal income tax purposes.

                                                                              11

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    MUNIFUND

JULY 31, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS - 101.5%
Alabama - 5.7%
  Alabama Housing Finance Authority Multi-Family
    Housing RB (Rime Village Hoover Project) Series
    1996A DN (Federal National Mortgage
    Association Guaranty) (A-1+)
    2.42%(b)                                           08/08/05    $10,265    $ 10,265,000
  Columbia IDRB (Alabama Power Co. Project) Series
    1995B DN (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    2.27%(b)                                           08/01/05     23,800      23,800,000
  Columbia IDRB (Alabama Power Co. Project) Series
    1999A DN (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    2.27%(b)                                           08/01/05     45,450      45,450,000
  Cullman Medical Park RB (South Medical Clinic
    Board Project) (Merrill Lynch P-Float Trust
    Receipts) Series 2005-121 DN (Lloyds Bank LOC)
    (VMIG-1)
    2.39%(b)                                           08/08/05     10,000      10,000,000
  Eutaw Industrial Development Board PCRB
    (Alabama Power Co. Project) Series 1998 DN
    (Wachovia Bank N.A. SBPA) (A-1, VMIG-1)
    2.27%(b)                                           08/01/05      5,200       5,200,000
  Jefferson County GO Warrants Series 2001B DN
    (Morgan Guaranty Trust LOC, Bayerische
    Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
    2.25%(b)                                           08/01/05     73,515      73,515,000

                                                                              ============
                                                                               168,230,000
                                                                              ------------
Alaska - 0.1%
  Anchorage Wastewater RB (Wachovia Merlots Trust
    Receipts) Series 2004C-25 MB (MBIA Insurance,
    Wachovia Bank N.A. Liquidity Facility) (MIG-1)
    1.70%                                              09/01/05      1,000       1,000,000
  Anchorage Water RB (Wachovia Merlots Trust
    Receipts) Series 2004C-32 MB (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (MIG-1)
    1.70%                                              09/16/05      3,130       3,130,000
  Matanuska-Susitna Borough RB (Wachovia Merlots
    Trust Receipts) Series 2001A-114 DN (FGIC
    Insurance, Wachovia Bank N.A. SBPA) (A-1)
    2.37%(b)                                           08/08/05      3,165       3,165,000

                                                                              ============
                                                                                 7,295,000
                                                                              ------------
Arizona - 0.5%
  Arizona Health Facilities Authority RB (Royal Oaks
    Project) Series 2002 DN (Lasalle Bank N.A. LOC)
    (F-1+)
    2.34%(b)                                           08/08/05      8,605       8,605,000
  Pima County IDRB (El Dorado Hospital Project) DN
    (Branch Banking & Trust Co. LOC) (VMIG-1)
    2.35%(b)                                           08/08/05      5,400       5,400,000

                                                                              ============
                                                                                14,005,000
                                                                              ------------
Arkansas - 0.5%
  Arkansas Housing Finance Authority RB (Baptist
    Health Project) Series 1995 DN (MBIA Insurance)
    (A-1+)
    2.38%(b)                                           08/08/05     15,400      15,400,000
                                                                              ------------
California - 3.4%
  California Affordable Housing Agency Multi-Family
    RB (Merrill Lynch P-Float Trust Receipts) Series
    2003 PT-2049 DN (Merrill Lynch & Co. Guaranty,
    Merrill Lynch Capital Services SBPA) (F-1+)
    2.39%(b)                                           08/08/05     11,575      11,575,000

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
California (continued)
  California Department of Water Resource Power
    Supply RB Series 2002 DN (Credit Locale de
    France LOC) (A-1+, VMIG-1)
    2.27%(b)                                           08/08/05    $ 1,900    $  1,900,000
  California GO (Merrill Lynch P-Float Trust Receipts)
    Series 2003-PA-1231 DN (Kredietbank N.V. LOC)
    (A-1)
    2.35%(b)                                           08/08/05      5,500       5,500,000
  California GO (Municipal Securities Trust Receipts)
    Series 1997 SGA-54 DN (AMBAC Insurance,
    Societe Generale SBPA) (A-1+)
    2.32%(b)                                           08/08/05      3,000       3,000,000
  California Health Facilities Financing Authority RB
    Series 1999 PA-587 DN (Merrill Lynch Capital
    Services Guaranty) (A-1+)
    2.39%(b)                                           08/08/05      8,095       8,095,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2000 PT-1268 DN (Merrill
    Lynch & Co. Guaranty) (A-1+)
    2.39%(b)                                           08/08/05     14,600      14,600,000
  Chino Basin Regulatory Financing Authority RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2005 PT-2773 DN (AMBAC Insurance)
    2.35%(b)                                           08/08/05      3,340       3,340,000
  Los Angeles Wastewater Systems Subordinate RB
    Series 2001A MB (FGIC Insured) (A-1+, MIG-1)
    2.15%(b)                                           08/08/05      8,500       8,500,000
  Los Angeles Water & Power RB (Power Systems
    Project) Series 2002A-7 DN (Bayerische
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    2.29%(b)                                           08/08/05      9,700       9,700,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2003C-1 DN (Dexia Credit
    LOC) (A-1+, VMIG-1)
    2.23%(b)                                           08/08/05         50          50,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2004C DN (Credit Locale
    de France LOC) (A-1+, VMIG-1)
    2.25%(b)                                           08/08/05      1,905       1,905,000
  Orange County Sanitation District COP Series
    2000B DN (Credit Locale de France LOC)
    (A-1+, VMIG-1)
    2.24%(b)                                           08/01/05         10          10,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A DN (Multiple LOCs, Merrill Lynch &
    Co. Inc. SBPA) (AAA, F-1+)
    2.43%(b)                                           08/08/05     13,500      13,500,000
  San Diego Public Facilities Financing Authority
    Lease RB (Merrill Lynch P-Float Trust Receipts)
    Series 2002 PPT-1002C DN (Kredietbank LOC)
    (A-1)
    2.38%(b)                                           08/08/05     20,000      20,000,000

                                                                              ============
                                                                               101,675,000
                                                                              ------------
Colorado - 2.6%
  Alamosa County Hospital RB (San Luis Valley
    Regional Medical Center Project) Series 2005 DN
    (U.S. Bank N.A. LOC) (A-1+)
    2.38%                                              08/08/05     11,355      11,355,000
  Colorado Education Loan Program RB Series 2005
    TRAN (SP-1+, MIG-1)
    4.00%                                              08/07/06     16,500      16,714,487

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Colorado (continued)
  Colorado Educational & Cultural Facilities Authority
    RB (Denver Museum Project) Series 2001 DN
    (Bank One N.A. LOC) (A-1)
    2.35%(b)                                           08/08/05    $   400    $   400,000
  Colorado Educational & Cultural Facilities Authority
    RB (National Cable Television Center Project)
    Series 1999 DN (Wells Fargo Bank LOC) (A-1+)
    2.35%(b)                                           08/08/05      1,170      1,170,000
  Colorado Health Facilities Authority RB (Total
    Long-Term Care Project) Series 2002 DN (U.S.
    Bank N.A. LOC) (A-1+)
    2.34%(b)                                           08/08/05      5,150      5,150,000
  Colorado Housing & Finance Authority RB (Single
    Family Mortgage Project) Series 2005-1B5 MB
    (SP-1, MIG-1)
    2.75%                                              07/05/06     10,000     10,000,000
  Colorado State RB Series 2005 TRAN
    (SP-1+, MIG-1)
    4.00%                                              06/27/06     20,000     20,241,330
  Denver Urban Renewal Authority Tax Increment RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2004 PT-999 DN (Lloyds Bank SBPA) (A-1, AA-)
    2.42%(b)                                           08/08/05      9,400      9,400,000
  East Cherry Creek Valley RB (Water & Sanitation
    Project) Series 2004 DN (MBIA Insurance, Dexia
    Bank SPBA) (A-1+)
    2.25%(b)                                           08/08/05      3,500      3,500,000

                                                                              ===========
                                                                               77,930,817
                                                                              -----------
Connecticut - 1.5%
  Connecticut Health & Educational Facilities
    Authority RB (Yale University Project) Series
    1999U DN (A-1+, VMIG-1)
    2.20%(b)                                           08/08/05     20,000     20,000,000
  Danbury GO Series 2004 BAN (SP-1+, MIG-1)
    3.00%                                              08/05/05     25,000     25,004,074

                                                                              ===========
                                                                               45,004,074
                                                                              -----------
Delaware - 0.2%
  Delaware Economic Development Authority RB (St.
    Anne's Episcopal School Project) Series 2001 DN
    (Wilmington Trust Co. LOC) (A-1)
    2.45%(b)                                           08/08/05      2,000      2,000,000
  Sussex County IDRB (Rehoboth Mall Project) Series
    2001A DN (M&T Bank Corp. LOC) (A-1)
    2.41%(b)                                           08/08/05      3,345      3,345,000

                                                                              ===========
                                                                                5,345,000
                                                                              -----------
District of Columbia - 0.4%
  District of Columbia RB (Arts & Technology
    Academy Project) Series 2002 DN (M&T Bank
    Corp. LOC) (VMIG-1)
    2.41%(b)                                           08/08/05      3,730      3,730,000
  District of Columbia RB (Hospital for Sick Children
    Project) Series 2005 DN (Suntrust Bank LOC)
    (VMIG-1)
    2.35%(b)                                           08/08/05      4,450      4,450,000
  District of Columbia RB Series 2001 DN (SunTrust
    Bank LOC) (VMIG-1)
    2.35%(b)                                           08/08/05      1,700      1,700,000
  District of Columbia Water & Sewer Authority
    Public Utilities RB Series 2002A-64 DN (Wachovia
    Bank N.A. LOC) (VMIG-1)
    2.37%(b)                                           08/08/05      2,275      2,275,000

                                                                              ===========
                                                                               12,155,000
                                                                              -----------

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Florida - 3.1%
  Broward County GO (Wachovia Merlots Trust
    Receipts) Series 2004B-9 DN (Wachovia Bank
    N.A. SBPA) (A-1)
    2.37%(b)                                           08/08/05    $ 5,630    $ 5,630,000
  Broward County Municipal Securities Trust
    Certificates RB (Bear Stearns Trust Receipts)
    Series 2002 DN (FSA Insurance) (A-1)
    2.39%(b)(c)                                        08/08/05     14,000     14,000,000
  Florida Board of Education GO (Eagle Tax Exempt
    Trust Receipts) Series 2003A DN (Citibank SBPA)
    (A-1+)
    2.37%(b)                                           08/08/05      4,945      4,945,000
  Florida Housing Finance Corp. Multi Family RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2000 PT-1234 DN (Merrill Lynch Capital Services
    SBPA) (A-1)
    2.42%(b)                                           08/08/05     15,195     15,195,000
  Florida Juvenile Department RB (Wachovia Merlot
    Trust Receipts) Series 2000-OOO DN (MBIA
    Insurance) (VMIG-1)
    2.37%(b)                                           08/08/05     11,480     11,480,000
  Highlands County Health Facilities Authority RB
    (Adventist Health System Project) Series 2000B
    DN (MBIA Insurance, Bank of America SBPA)
    (A-1+, VMIG-1)
    2.34%(b)                                           08/08/05      7,500      7,500,000
  Lee County Healthcare Facilities IDRB (Shell Point
    Project) Series 1999B DN (Bank of America N.A.
    LOC) (A-1+)
    2.34%(b)                                           08/08/05     19,945     19,945,000
  Miami Beach Health Facilities Authority RB
    (CitiGroup Trust Receipts) Series ROC-II-R DN
    (Citibank SBPA) (VMIG-1)
    2.41%(b)                                           08/08/05      2,095      2,095,000
  Palm Beach County RB (Morse Obligation Group
    Project) Series 2003 DN (KeyBank N.A. LOC) (A-1)
    2.37%(b)                                           08/08/05      5,000      5,000,000
  Pinellas County Housing Finance Authority RB
    Series 2004A DN (Rabobank SBPA, CDC Funding
    Insurance) (VMIG-1)
    2.42%(b)                                           08/08/05      2,880      2,880,000
  Tampa RB (Volunteers of America Project) Series
    2005 DN (Wachovia Bank N.A. LOC)
    2.44%(b)                                           08/08/05      3,900      3,900,000

                                                                              ===========
                                                                               92,570,000
                                                                              -----------
Georgia - 2.9%
  Appling County Development Authority PCRB
    (Oglethorpe Power Corp. Project) Series 2002 DN
    (MBIA Insurance, J.P. Morgan Chase Bank SBPA)
    (A-1+)
    2.40%(b)                                           08/08/05      2,415      2,415,000
  Atlanta Water & Wastewater RB Series 2002B DN
    (FSA Insurance) (A-1+, VMIG-1)
    2.35%(b)                                           08/08/05      8,000      8,000,000
  Atlanta Water & Wastewater RB Series 2005 DN
    (Citibank LOC) (A-1+)
    2.37%(b)                                           08/08/05      5,000      5,000,000
  Bibb County Methodist Home Development
    Authority RB Series 2001 DN (SunTrust Bank
    LOC) (VMIG-1)
    2.35%(b)                                           08/08/05      3,080      3,080,000
  Clayton County Hospital Authority Anticipation
    Certificates RB Series 1998B DN (SunTrust Bank
    LOC) (Aa3)
    2.35%(b)                                           08/08/05      1,905      1,905,000

                                                                              13

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                        PAR
                                                          MATURITY     (000)       VALUE
                                                         ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Georgia (continued)
  Cobb County Development Authority RB (Boy Scouts
    of America Atlanta Project) Series 2001 DN
    (SunTrust Bank LOC) (VMIG-1)
    2.35%(b)                                             08/08/05    $ 3,000    $ 3,000,000
  Cobb County Development Authority RB (Highland
    Park Associates Project) Series 1998 DN
    (SunTrust Bank LOC)
    2.35%(b)                                             08/08/05      3,150      3,150,000
  Dekalb County Housing Authority Multi-Family
    Housing RB (Clairmont Crest Project) Series 1995
    DN (Federal National Mortgage Assoc. Guaranty)
    (A-1+, VMIG-1)
    2.35%(b)                                             08/08/05        400        400,000
  Forsyth County School District GO Series 2004A-6
    DN (FSA Insurance, CDC Liquidity) (A-1+)
    2.37%(b)                                             08/08/05      3,025      3,025,000
  Fulton County Development Authority RB (Epstein
    School Project) Series 1997 DN (SunTrust Bank
    LOC) (Aa3)
    2.35%(b)                                             08/08/05      1,900      1,900,000
  Fulton County Development Authority RB (Trinity
    School Project) Series 2001 DN (SunTrust Bank
    LOC) (VMIG-1)
    2.35%(b)                                             08/08/05      2,000      2,000,000
  Fulton County Residential Care Facilities RB
    (Canterbury Court Project) Series 2004C DN (HSH
    Nordbank LOC) (A-1+)
    2.37%(b)                                             08/08/05     13,500     13,500,000
  Georgia Local Government Certificates RB Series
    2002O DN (MBIA Insurance, Bank of America
    N.A. Liquidity Facility) (A-1+)
    2.41%(b)                                             08/08/05      1,310      1,310,000
  Gwinnett County Hospital Authority Anticipation
    Certificates RB Series 2002 DN (SunTrust Bank
    LOC) (A-1+)
    2.35%(b)                                             08/08/05      3,000      3,000,000
  La Grange Development Authority RB Series 2001
    DN (SunTrust Bank LOC) (VMIG-1)
    2.34%(b)                                             08/08/05      1,000      1,000,000
  Macon-Bibb County Hospital Authority RB (The
    Medical Center of Central Georgia Project) Series
    1998 DN (SunTrust Bank LOC) (A-1+)
    2.35%(b)                                             08/08/05      3,000      3,000,000
  Medical Center Hospital Authority RB (Spring
    Harbor at Green Island Project) Series 2004 DN
    (Bank of Scotland LOC) (F-1+)
    2.34%(b)                                             08/08/05      3,000      3,000,000
  Metropolitan Atlanta Rapid Transit Authority RB
    Series 2005 MB (ABN-AMRO Bank N.V. LOC)
    (A-1+, P-1)
    2.58%                                                08/11/05     13,000     13,000,000
  Metropolitan Atlanta Rapid Transit Authority RB
    Series 2005 MB (Dexia Group LOC) (A-1+, P-1)
    2.45%                                                08/10/05      9,000      9,000,000
    2.50%                                                09/07/05      5,000      5,000,000

                                                                                ===========
                                                                                 85,685,000
                                                                                -----------
Hawaii - 1.0%
  Hawaii GO (Citibank Eagle Trust Receipts) Series
    2002 DN (FSA Insurance) (A-1+)
    2.37%(b)                                             08/08/05      3,600      3,600,000
  Hawaii Municipal Securities Trust Certificates GO
    (Bear Stearns Municipal Trust Certificates) Series
    2002A-9049 DN (AMBAC Insurance, Bear Stearns
    Capital Markets Liquidity Facility) (A-1)
    2.39%(b)(c)                                          08/08/05      8,760      8,760,000

                                                                        PAR
                                                          MATURITY     (000)       VALUE
                                                         ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Hawaii (continued)
  Hawaii Municipal Securities Trust Certificates GO
    (Bear Stearns Municipal Trust Certificates) Series
    2002A-9051 DN (FSA Insurance) (A-1)
    2.40%(b)(c)                                          08/08/05    $ 9,990    $ 9,990,000
  Hawaii Pacific Health Special Purpose RB
    (Department of Budget & Finance Project) Series
    2004B DN (Radian Asset Assurance Guaranty,
    Bank of Nova Scotia Liquidity Facility)
    (A-1+, F-1+)
    2.45%(b)                                             08/08/05      7,500      7,500,000

                                                                                ===========
                                                                                 29,850,000
                                                                                -----------
Illinois - 6.7%
  Boone, McHenry & Dekalb Counties GO (Merrill
    Lynch P-Float Trust Receipts) Series 2005 PZ-50
    DN (MBIA Insurance Guaranty) (F-1+)
    2.41%(b)                                             08/08/05      2,730      2,730,000
  Central Lake County Action Water Agency RB
    (Wachovia Merlots Trust Receipts) Series
    2003B-18 DN (MBIA Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    2.37%(b)                                             08/08/05      4,975      4,975,000
  Chicago Board of Education GO (Wachovia Merlots
    Trust Receipts) Series 1999A-47 DN (FGIC
    Insurance, Wachovia Bank N.A. LOC) (A-1)
    2.37%(b)                                             08/08/05      3,090      3,090,000
  Chicago Board of Education Municipal Securities
    Trust Certificates RB (Bear Stearns Trust
    Receipts) Series 2001 DN (FSA Insurance, Bear
    Stearns Capital Markets Liquidity Facility) (A-1)
    2.40%(b)(c)                                          08/08/05      4,695      4,695,000
  Chicago GO (Wachovia Merlots Trust Receipts)
    Series 2000W DN (AMBAC Insurance, Wachovia
    Bank N.A. Liquidity Facility) (VMIG-1)
    2.37%(b)                                             08/08/05      2,000      2,000,000
  Chicago GO Tender Notes Series 2004 MB (State
    Street Bank & Trust Co. LOC) (SP-1+, MIG-1)
    2.20%                                                12/08/05      4,000      4,000,000
  Chicago O'Hare International Airport RB (Wachovia
    Merlot Trust Receipts) Series 2002A-25 DN (MBIA
    Insurance, Wachovia Bank N.A. Liquidity
    Facitility) (VMIG-1)
    2.37%(b)                                             08/08/05      5,295      5,295,000
  Chicago Park District RB (Citibank Eagle Tax
    Exempt Trust Receipts) Series 2002-1306 DN
    (FGIC Insurance, Citibank Liquidity Facility) (A-1+)
    2.37%(b)                                             08/08/05      5,345      5,345,000
  Chicago Sales Tax RB (Wachovia Merlots Trust
    Receipts) Series 2000AAA DN (FSA Insurance)
    (VMIG-1)
    2.37%(b)                                             08/08/05      5,000      5,000,000
  Chicago Sales Tax RB (Wachovia Merlots Trust
    Receipts) Series 2005A-13 MB (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    2.80%                                                07/05/06      8,275      8,275,000
  Clipper Tax Exempt Certificates Trust RB (Certified
    Partner Multi-State Project) Series 2005-21 DN
    (State Street Bank SBPA) (A-1+, P-1)
    2.41%(b)                                             08/08/05      5,300      5,300,000
  Cook County Capital Improvement GO (Wachovia
    Merlot Trust Receipts) Series 2002C DN (AMBAC
    Insurance, Wachovia Bank N.A. Liquidity Facility)
    (VMIG-1)
    2.37%(b)                                             08/08/05      3,500      3,500,000

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Du Page County Municipal Securities Trust
    Certificates RB (Bear Stearns Trust Receipts)
    Series 2001A DN (FSA Insurance, Bear Stearns
    SBPA) (A-1)
    2.40%(b)(c)                                        08/08/05    $15,970    $ 15,970,000
  Illinois Dedicated Tax RB (Macon Trust Certificates)
    Series 2002N DN (AMBAC Insurance) (A-1+)
    2.43%(b)                                           08/08/05      2,935       2,935,000
  Illinois Educational Facilities Authority RB (Macon
    Trust Certificates) Series 2005D DN (Bank of
    America N.A. SBPA) (A-1+)
    2.37%(b)                                           08/08/05      2,780       2,780,000
  Illinois Educational Facility Authority RB (Aurora
    University Project) Series 2002 DN (Fifth Third
    Bank N.A. LOC) (VMIG-1)
    2.40%(b)                                           08/08/05      1,800       1,800,000
  Illinois Finance Authority RB (Gas Supply Project)
    Series 2005-1142 DN (AMBAC Insurance, Morgan
    Stanley Liquidity Facility) (A-1)
    2.36%(b)                                           08/08/05     15,390      15,390,000
  Illinois Finance Authority RB (University of Chicago
    Projects) Series 2004B DN (AMBAC Insurance)
    (A-1+, VMIG-1)
    2.33%(b)                                           08/08/05      5,000       5,000,000
  Illinois GO (ABN-AMRO Munitops Trust Certificates)
    Series 2002-23 MB (MBIA Insurance) (MIG-1)
    2.88%                                              11/23/05     12,375      12,375,000
  Illinois GO (Wachovia Merlots Trust Receipts) Series
    2002 DN (MBIA Insurance, Wachovia Bank N.A.
    Liquidity Facility) (VMIG-1)
    2.37%(b)                                           08/08/05      5,620       5,620,000
  Illinois GO (Wachovia Merlots Trust Reciepts) Series
    2002 DN (MBIA Insurance, Wachovia Bank N.A.
    SBPA) (VMIG-1)
    2.37%(b)                                           08/08/05      2,495       2,495,000
  Illinois Health Facilities Authority Municipal
    Securities Trust Certificates RB (Bear Stearns
    Trust Receipts) Series 2002 DN (MBIA Insurance,
    Bear Stearns Capital Markets Liquidity Facility)
    (A-1)
    2.40%(b)(c)                                        08/08/05     14,875      14,875,000
  Illinois Health Facilities Authority RB (Lutheran
    Home & Services Project) Series 2001 DN (M&T
    Bank Corp. LOC) (A-1+)
    2.37%(b)                                           08/08/05     10,795      10,795,000
  Illinois Housing Development Center Apartments
    RB Series 1985 DN (Federal Home Loan
    Mortgage Corp. SBPA) (A-1+)
    2.28%(b)                                           08/08/05     15,375      15,375,000
  Illinois Regional Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-24 DN (Wachovia Bank N.A. SBPA)
    (VMIG-1)
    2.37%(b)                                           08/08/05     13,585      13,585,000
  Illinois State Toll Highway Authority RB (Toll
    Highway Project) Series 1993B DN (Societe
    Generale LOC) (A-1+, VMIG-1)
    2.33%(b)                                           08/08/05      4,800       4,800,000
  Lake County First Preservation District GO (Citibank
    Trust Receipts) Series 2003R ROC II DN (Citibank
    Liquidity Facility) (A-1+)
    2.37%(b)                                           08/08/05      1,985       1,985,000
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series 2005Z-5 DN
    (MBIA Insurance, Goldman Sachs Liquidity
    Facility) (F-1+)
    2.42%(b)                                           08/08/05      5,000       5,000,000

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series 2005PZ-44
    DN (MBIA Insurance, Merrill Lynch Capital
    Services SBPA) (F-1+)
    2.41%(b)                                           08/08/05    $ 2,810    $  2,810,000
  Regional Transportation Authority GO (Wachovia
    Merlots Trust Receipts) Series 2001A-86 DN
    (FGIC Insurance, Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.37%(b)                                           08/08/05      1,600       1,600,000
  University of Illinois RB (Wachovia Merlots Trust
    Receipts) Series 2000 DN (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (VMIG-1)
    2.37%(b)                                           08/08/05      3,500       3,500,000
  Will County Community Unit School District 365 GO
    Series 2005 DN (FSA Insurance, Merrill Lynch
    Capital Services SBPA) (F-1+)
    2.41%(b)                                           08/08/05      7,030       7,030,000

                                                                              ============
                                                                               199,925,000
                                                                              ------------
Indiana - 2.5%
  Indiana Development Finance Authority RB
    (Educational Facilities-Eiteljorg Museum Project)
    Series 2004 DN (Bank One N.A. LOC) (VMIG-1)
    2.35%(b)                                           08/08/05     16,500      16,500,000
  Indiana Health Facilities Financing Authority RB
    (Community Health Network Projects) Series
    2005B DN (FSA Insurance) (A-1+, VMIG-1)
    2.28%(b)                                           08/08/05      6,500       6,500,000
  Indiana Health Facilities Financing Authority RB
    (Golden Years Homestead Project) Series 2004
    DN (Wells Fargo Bank LOC) (A-1+)
    2.35%(b)                                           08/08/05      1,100       1,100,000
  Indiana Health Facilities Financing Authority RB
    (Memorial Hospital Project) Series 2004A DN
    (National City Bank of Indiana LOC)
    2.41%(b)                                           08/08/05     21,195      21,195,000
  Indiana Municipal Power Agency Power Supply
    System RB Series 2000A DN (Toronto Dominion
    LOC) (A-1+, VMIG-1)
    2.35%(b)                                           08/08/05      1,700       1,700,000
  Indiana Municipal Securities Trust Certificates RB
    (Bear Stearns Municipal Trust Receipts) Series
    2001A DN (Bear Stearns Capital Markets
    Liquidity Facility) (A-1)
    2.40%(b)(c)                                        08/08/05     11,115      11,115,000
  Indiana State Educational Facilities Authority RB
    (Wabash College Project) Series 2003 DN (Bank
    One N.A. LOC) (VMIG-1)
    2.35%(b)                                           08/08/05      2,605       2,605,000
  Indiana Transportation Finance Authority Highway
    RB Series 2004 DN (FGIC Insurance, Bank of New
    York SBPA) (A-1+)
    2.39%(b)                                           08/08/05      4,000       4,000,000
  Porter County Industrial Jail Building Corp. RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-43 DN (Wachovia Bank N.A. LOC) (A-1)
    2.37%(b)                                           08/08/05      7,140       7,140,000
  Warren Township Vision 2005 School Building Corp.
    RB (Wachovia Merlots Trust Receipts) Series
    2001A-52 DN (FGIC Insurance, Wachovia Bank
    N.A. SBPA) (A-1)
    2.37%(b)                                           08/08/05      3,300       3,300,000

                                                                              ============
                                                                                75,155,000
                                                                              ------------

                                                                              15

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Iowa - 0.8%
  Des Moines Commercial Development RB (Grand
    Office Park Project) Series 1985 DN (Principal
    Life Insurance Company Guaranty) (A-1+)
    2.52%(b)                                          08/08/05    $ 6,000    $  6,000,000
  Iowa Higher Education Loan Authority RB (Private
    College Project) Series 1985 DN (MBIA
    Insurance) (A-1+, VMIG-1)
    2.38%(b)                                          08/08/05      1,700       1,700,000
  Urbandale IDRB (Aurora Business Park Association
    Project) Series 1985 DN (Principal Life Insurance
    Co. Guaranty) (A-1+)
    2.52%(b)                                          08/08/05      9,200       9,200,000
  Urbandale IDRB (Meredith Drive Association
    Project) Series 1985 DN (Principal Life Insurance
    Co. Guaranty) (A-1+)
    2.52%(b)                                          08/08/05      5,500       5,500,000

                                                                             ============
                                                                               22,400,000
                                                                             ------------
Kentucky - 2.0%
  Fort Mitchell League of Cities RB
    (Funding Trust Lease Project) Series 2002A
    DN (U.S. Bank N.A. LOC) (VMIG-1)
    2.35%(b)                                          08/08/05      4,850       4,850,000
  Kentucky Association of Counties Advance Revenue
    COP Series 2005 TRAN (SP-1+)
    4.00%                                             06/30/06     20,000      20,221,939
  Kentucky Economic Development Finance Authority
    RB (Hospital Facilities Project) Series 2001-509
    DN (Merrill Lynch SBPA, National Australia Bank
    LOC) (A-1)
    2.42%(b)                                          08/08/05     28,000      28,000,000
  Kentucky Educational Development Financing
    Authority Hospital Facilities RB (Health Alliance
    Project) Series 1997 DN (MBIA Insurance)
    (A-1+, VMIG-1)
    2.33%(b)                                          08/08/05      6,700       6,700,000

                                                                             ============
                                                                               59,771,939
                                                                             ------------
Louisiana - 0.8%
  Louisiana Local Government Environmental
    Facilities Community Development Authority RB
    (Capital & Equipment Programs Project) Series
    2003A DN (AMBAC Insurance, Banque Nationale
    de Paribas Liquidity Facility) (A+, Aaa)
    2.43%(b)                                          08/08/05     23,225      23,225,000
                                                                             ------------
Maine - 0.1%
  Maine GO Series 2005 TAN (A-1+, MIG-1, F-1+)
    4.00%                                             06/30/06      4,000       4,046,194
                                                                             ------------
Maryland - 0.9%
  Baltimore County RB (St. Paul's School for Girls
    Facility Project) Series 2000 DN (M&T Bank Corp.
    LOC) (A-1)
    2.41%(b)                                          08/08/05      6,505       6,505,000
  Maryland Health & Higher Education Facilities
    Authority RB (Adventist Healthcare Project)
    Series 2003B DN (M&T Bank Corp. LOC) (VMIG-1)
    2.38%(b)                                          08/08/05      3,400       3,400,000
  Maryland Health & Higher Education Facilities
    Authority RB (Bear Stearns Municipal Securities
    Trust Receipts) Series 2003 SGA-143 DN (Societe
    Generale Liquidity Facility) (A-1+)
    2.39%(b)                                          08/08/05      5,000       5,000,000

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Maryland Health & Higher Education Facilities
    Authority RB (Doctors' Community Hospital Issue
    Project) Series 1999 DN (M&T Bank Corp. LOC)
    (A-1)
    2.48%(b)                                          08/08/05    $ 4,150    $  4,150,000
  Montgomery County Economic Development RB
    (Brooke Grove Foundation, Inc. Project) Series
    1998 DN (M&T Bank Corp. LOC) (A-1)
    2.48%(b)                                          08/08/05      4,550       4,550,000
  Montgomery County RB (Imagination Stage, Inc.
    Facility Project) Series 2002 DN (M&T Bank Corp.
    LOC) (A-1)
    2.41%(b)                                          08/08/05      3,865       3,865,000

                                                                             ============
                                                                               27,470,000
                                                                             ------------
Massachusetts - 7.3%
  Commonwealth of Massachusetts GO (Wachovia
    Merlots Trust Receipts) Series 2002A-9 DN (FSA
    Insurance, Wachovia Bank N.A. SBPA) (A-1)
    2.36%(b)                                          08/08/05      3,605       3,605,000
  Gill-Montague Regional School District GO Series
    2005 BAN (SP-1+)
    3.62%                                             07/28/06     18,130      18,275,643
  Hopkinton GO Series 2005 BAN (SP-1+)
    4.00%                                             08/09/06      4,178       4,177,554
  Massachusetts Health & Educational Authority RB
    (Partners Healthcare Project) Series 1997P-2 DN
    (FSA Insurance) (VMIG-1)
    2.32%(b)                                          08/08/05      5,400       5,400,000
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project) Series
    2000-BB DN (Harvard University Guaranty)
    (A-1+, VMIG-1)
    2.13%(b)                                          08/08/05     53,950      53,950,000
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project) Series
    2004GG-1 DN (Harvard University Guaranty)
    (A-1+, VMIG-1)
    2.13%(b)                                          08/08/05     70,335      70,335,000
  Massachusetts Housing Finance Agency RB Series
    2003F DN (FSA Insurance) (A-1+, VMIG-1)
    2.32%(b)                                          08/08/05     17,500      17,500,000
  Massachusetts State Health & Educational
    Facilities RB (Partners Healthcare Systems
    Project) Series 2005F-4 DN (Bank of America
    N.A. SBPA) (A-1+, VMIG-1)
    2.32%(b)                                          08/08/05     37,200      37,200,000
  Waltman GO Series 2005 BAN (SP-1+, MIG-1)
    3.00%                                             11/15/05      3,215       3,219,198
  Watertown GO Series 2004 BAN (SP-1+, MIG-1)
    3.00%                                             11/09/05      3,900       3,909,380

                                                                             ============
                                                                              217,571,775
                                                                             ------------
Michigan - 5.8%
  Comstock Park Public Schools RB (Citigroup Trust
    Receipts) Series 2005 ROC-II-R DN (Citigroup
    Liquidity Facility) (VMIG-1)
    2.37%(b)                                          08/08/05      1,335       1,335,001
  Detriot City School District RB (Wachovia Merlots
    Trust Receipts) Series 2004B-01 DN (FGIC
    Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
    2.37%(b)                                          08/08/05     14,410      14,410,000

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Detroit Sewer & Disposal Authority RB (Second Lien
    Project) Series 2001E MB (FGIC Insurance)
    (A-1+, MIG-1)
    1.55%                                             08/04/05    $10,300    $ 10,300,000
  Detroit Sewer & Disposal Authority RB (Wachovia
    Merlots Trust Receipts) Series 2001A-112 DN
    (MBIA Insurance) (VMIG-1)
    2.37%(b)                                          08/08/05      7,970       7,970,000
  Detroit Sewer Disposal RB Series 1998A DN (MBIA
    Insurance, Morgan Guaranty Trust SBPA)
    (A-1+, VMIG-1)
    2.35%(b)                                          08/08/05      8,950       8,950,000
  Detroit Sewer Disposal RB Series 2001C-1 DN (FSA
    Insurance) (A-1+, VMIG-1)
    2.35%(b)                                          08/08/05     12,840      12,840,000
  Garden City Hospital Finance Authority RB (Garden
    City Hospital Project) Series 1996A DN (National
    City Bank N.A. LOC) (A-1+)
    2.36%(b)                                          08/08/05      3,260       3,260,000
  Grand Valley Michigan State University RB Series
    2001B DN (FGIC Insurance) (A-1+)
    2.33%(b)                                          08/08/05      7,000       7,000,000
  Jackson County Economic Development Limited
    Obligation RB (Vista Grande Villa Project) Series
    2001A DN (Lasalle National Bank LOC) (A-1)
    2.30%(b)                                          08/01/05      5,600       5,600,000
  Kalamazoo Education Authority RB (Friendship Vl
    Project) Series 1997 DN (Fifth Third Bank N.A.
    LOC) (A-1+)
    2.34%(b)                                          08/08/05      3,565       3,565,000
  Michigan GO Series 2004A MB (SP-1+, MIG-1)
    3.50%                                             09/30/05     29,000      29,067,293
  Michigan Housing Development Authority Limited
    Obligation RB Series 1985 DN (Bank One N.A. LOC)
   (VMIG-1)
    2.41%(b)                                          08/08/05     19,500      19,500,000
  Michigan Municipal Bond Authority RB (Detroit
    School District Project) Series 2005-A MB (J.P.
    Morgan Chase Bank LOC)
    3.75%                                             03/21/06      2,500       2,518,579
  Michigan Municipal Bond Authority RB Series
    2004B-2 MB (J.P. Morgan Chase Bank LOC)
    (SP-1+)
    3.00%                                             08/23/05     30,000      30,025,449
  Michigan Municipal Bond Authority RB Series
    2004D DN (J.P. Morgan Chase Bank LOC) (A-1)
    2.40%(b)                                          08/08/05      8,000       8,000,000
  Michigan Municipal Bond Authority RB Series
    2005-339 DN (Citibank SBPA) (VMIG-1)
    2.37%(b)                                          08/08/05      4,000       4,000,000
  Michigan State Building Authority RB (Multi Modal
    Facilities Project) Series 2005I DN (Depfa Bank
    SPBA) (A-1+, VMIG-1)
    2.33%(b)                                          08/08/05      3,000       3,000,000
  Michigan State University Board of Trustees
    Student Fees RB Series 1985 DN (A-1+, VMIG-1)
    2.32%(b)                                          08/08/05      5,000       5,000,000

                                                                             ============
                                                                              176,341,322
                                                                             ------------
Minnesota - 2.8%
  Hennepin County GO Series 2005A DN (State Street
    Bank & Trust LOC) (A-1+, VMIG-1)
    2.20%(b)                                          08/08/05     13,350      13,350,000

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Minnesota (continued)
  Midwest Consortium of Municipal Utilities RB
    Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
    2.35%(b)                                          08/08/05    $ 3,800    $  3,800,000
  Minneapolis & St. Paul Airport RB (Wachovia
    Merlots Trust Receipts) Series 2000A DN (FGIC
    Insurance) (VMIG-1)
    2.37%(b)                                          08/08/05      4,995       4,995,000
  Minneapolis GO (Convention Center Project) Series
    1999 DN (Bayerische Landesbank Girozentrale
    SBPA) (A-1+, VMIG-1)
    2.20%(b)                                          08/08/05      9,850       9,850,000
  Minneapolis GO (Convention Center Project) Series
    2000 DN (Bayerische Landesbank Girozentrale
    SBPA) (A-1+, VMIG-1)
    2.20%(b)                                          08/08/05      1,060       1,060,000
  Minneapolis GO (Convention Center Project) Series
    2004A DN (Dexia Bank SBPA, Suntrust Bank LOC)
    (A-1+, VMIG-1)
    2.20%(b)                                          08/08/05      1,400       1,400,000
  Minneapolis GO (Guthrie Parking Ramp Project)
    Series 2005 DN (Dexia Bank SBPA)
    (A-1+, VMIG-1)
    2.20%(b)                                          08/08/05      3,500       3,500,000
  Minneapolis GO (Mill Quarter Project) Series 2005
    DN (Dexia Bank SBPA) (A-1+, VMIG-1)
    2.20%(b)                                          08/08/05      1,065       1,065,000
  Minneapolis GO (Public Library Project) Series 2003
    DN (Dexia Bank SBPA) (A-1+, VMIG-1)
    2.20%(b)                                          08/08/05      1,380       1,380,000
  Minneapolis GO Series 2003 DN (Dexia Bank SBPA)
    (A-1+, VMIG-1)
    2.20%(b)                                          08/08/05      1,700       1,700,000
  Minnesota GO (Citibank Trust Receipts) Series
    2002R-ROC-II-1031 DN (Citibank Liquidity
    Facility) (A-1+)
    2.37%(b)                                          08/08/05      5,040       5,040,000
  Minnesota Higher Education Facilities Authority RB
    (Carleton College Project) Series 2000G DN
    (Wells Fargo Bank LOC) (VMIG-1)
    2.20%(b)                                          08/08/05      4,180       4,180,000
  Minnesota Housing Finance Agency RB (Residential
    Housing Project) Series 2005D MB (SP-1+, MIG-1)
    2.90%                                             05/18/06      4,000       4,000,000
  Minnesota Public Facilities Authority Water PCRB
    (Wachovia Merlots Trust Receipts) Series 2002A
    DN (Wachovia Bank N.A. SBPA) (VMIG-1)
    2.37%(b)                                          08/08/05     14,725      14,725,000
  St. Cloud GO (Infrastructure Management Fund
    Project) Series 2004 DN (Dexia Bank SBPA)
    (A-1+, VMIG-1)
    2.25%(b)                                          08/08/05      5,000       5,000,000
  West St. Paul Independent School District Number
    197 RB (CitiGroup Trust Receipts) Series
    6506-ROC-R-II DN (Citibank SBPA) (A-1+)
    2.37%(b)                                          08/08/05      7,195       7,195,000

                                                                             ============
                                                                               82,240,000
                                                                             ------------
Mississippi - 2.1%
  Mississippi Development Bank Special Obligation
    RB (Correctional Facilities Project) Series 2002
    DN (AMBAC Insurance, Amsouth Bank of
    Alabama SBPA) (A-1)
    2.43%(b)                                          08/08/05      3,715       3,715,000

                                                                              17

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Mississippi (continued)
  Mississippi Development Bank Special Obligation
    RB (Mississippi Bond Program Harrison County
    Project) Series 2003 DN (AMBAC Insurance,
    Banque Nationale de Paribas SBPA) (A-1+)
    2.43%(b)                                           08/08/05    $ 9,000    $ 9,000,000
  Mississippi Development Bank Special Obligation
    RB (Mississippi Bond Program Harrison County
    Project) Series 2005 DN (AMBAC Insurance)
    (A-1+)
    2.43%(b)                                           08/08/05     15,000     15,000,000
  Mississippi Development Bank Special Obligation
    RB (Wachovia Merlots Trust Receipts) Series
    2000HH DN (AMBAC Insurance) (Aaa)
    2.83%                                              01/03/06     16,475     16,475,000
  Mississippi Development Bank Special Obligation
    RB (Wachovia Merlots Trust Receipts) Series
    2001A-16 DN (AMBAC Insurance) (VMIG-1)
    2.37%(b)                                           08/08/05      7,500      7,500,000
  Mississippi GO (Morgan Stanley Trust Receipts)
    Series 2005-1150 DN (Morgan Stanley SBPA)
    (F-1+)
    2.36%(b)                                           08/08/05     10,000     10,000,000

                                                                              ===========
                                                                               61,690,000
                                                                              -----------
Missouri - 1.8%
  Kansas City Municipal Assistance Corp. (Merrill
    Lynch P-Floats Trust Receipts) RB Series
    2005PZ-53 DN (Merrill Lynch & Co. SBPA)
    (AAA, F1+)
    2.41%(b)                                           08/08/05      2,560      2,560,000
  Missouri Board Public Buildings Special Obligation
    RB (Wachovia Merlots Trust Receipts) Series
    2003A DN (Wachovia Bank N.A. SBPA) (VMIG-1)
    2.37%(b)                                           08/08/05      4,980      4,980,000
  Missouri Development Finance Board Lease RB
    Series 1999 DN (TransAmerican Life Insurance)
    (A-1+)
    2.38%(b)                                           08/08/05     20,390     20,390,000
  Missouri Health & Educational Facilities Authority
    RB (Healthcare Facilities Project) Series 2005C-1
    DN (FSA Insurance) (A-1+)
    2.28%(b)                                           08/08/05     14,700     14,700,000
  Missouri Health & Educational Facilities Authority
    RB (Healthcare Facilities Project) Series 2005C-5
    DN (FGIC Insurance) (A-1+)
    2.34%(b)                                           08/08/05     10,000     10,000,000

                                                                              ===========
                                                                               52,630,000
                                                                              -----------
Multi-State - 1.7%
  Municipal Securities Pool Trust Receipts RB Series
    2004-17 DN (Multiple Insurances) (A-1+)
    2.48%(b)(c)                                        08/08/05     14,325     14,325,000
  Municipal Securities Pool Trust Receipts RB Series
    2004-18 DN (Societe General SBPA) (A-1+)
    2.48%(b)(c)                                        08/08/05     31,630     31,630,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    2.48%(b)                                           08/08/05      4,175      4,175,000

                                                                              ===========
                                                                               50,130,000
                                                                              -----------
Nebraska - 0.3%
  Omaha GO (Citibank Eagle Trust Receipts) Series
    2004A DN (Citibank SBPA) (A-1+)
    2.37%(b)                                           08/08/05      8,000      8,000,000
                                                                              -----------

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Nevada - 0.7%
  Clark County School District Municipal Securities
    Trust Certificates RB (Bear Stearns Trust
    Receipts) Series 2001A DN (FSA Insurance, Bear
    Stearns Capital Markets Liquidity Facility) (A-1+)
    2.40%(b)(c)                                        08/08/05    $12,480    $12,480,000
  Reno Capital Improvement RB (Bear Stearns Trust
    Certificates) Series 2002A DN (FGIC Insurance,
    Bear Stearns LOC) (A-1)
    2.40%(b)(c)                                        08/08/05      7,600      7,600,000

                                                                              ===========
                                                                               20,080,000
                                                                              -----------
New Hampshire - 0.5%
  New Hampshire Health & Educational Facilities
    Authority RB (Southern New Hampshire Medical
    Center Project) Series 2004B DN (Radian Asset
    Assurance Guaranty, Fleet Bank SBPA) (A-1+)
    2.43%(b)                                           08/08/05      7,000      7,000,000
  New Hampshire Health & Educational Facilities RB
    (Huntington At Nashua Project) Series 2003B DN
    (Comerica Bank LOC) (A-1+)
    2.40%(b)                                           08/08/05      6,400      6,400,000

                                                                              ===========
                                                                               13,400,000
                                                                              -----------
New Jersey - 2.1%
  Essex County Improvement Authority RB (Pooled
    Governmental Loan Program) Series 1986 DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    2.26%(b)                                           08/08/05        400        400,000
  Hudson County COP Series 2001A-35 DN (MBIA
    Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
    2.36%(b)                                           08/08/05      2,895      2,895,000
  Mercer County Improvement Authority RB (Atlantic
    Foundation Project) Series 1998 DN (Bank of
    America N.A. LOC) (A-1+)
    2.28%(b)                                           08/08/05      3,195      3,195,000
  New Jersey Economic Development Authority RB
    (Citibank Trust Receipts) Series 2004
    ROCS-II-R-309 DN (Assured Guaranty Corp.
    Insurance) (A-1+)
    2.38%(b)                                           08/08/05     12,900     12,900,000
  New Jersey Economic Development Authority RB
    (Landesbank Hessen-Thuringen Girozentrale
    P-Float Trust Receipts) Series 2004 MT-035 DN
    (Assured Guaranty Corp. Insurance, Landesbank
    Hessen-Thuringen Girozentrale SBPA) (A-1)
    2.36%(b)                                           08/08/05      1,500      1,500,000
  New Jersey GO Series 2005A TRAN (SP-1, MIG-1)
    4.00%                                              06/23/06     36,000     36,374,400
  New Jersey Health Care Facilities Financing
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2001 PT-1319 DN (AMBAC
    Insurance, Merrill Lynch Capital Services SBPA)
    (A-1)
    2.38%(b)                                           08/08/05      2,500      2,500,000
  New Jersey Health Care Facilities Financing
    Authority RB (Recovery Management Systems,
    Inc. Project) Series 2005 DN (Commerce Bank
    N.A. LOC) (VMIG-1)
    2.33%(b)                                           08/08/05      1,860      1,860,000

                                                                              ===========
                                                                               61,624,400
                                                                              -----------

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
New Mexico - 0.1%
  New Mexico Financial Authority RB (Cigarette Tax
    Project) Series 2004B DN (MBIA Insurance, Bank
    of America N.A. SBPA) (A-1+, VMIG-1)
    2.35%(b)                                           08/08/05    $ 3,500    $  3,500,000
                                                                              ------------
New York - 7.4%
  City of New York GO (Citibank Trust Receipts) Series
    2003R ROC-II-251A DN (Citibank Liquidity
    Facility) (VMIG-1)
    2.40%(b)                                           08/08/05     10,400      10,400,000
  City of New York GO Series 2002C-3 DN (Banque
    Nationale de Paribas LOC) (A-1+, VMIG-1)
    2.23%(b)                                           08/08/05     30,000      30,000,000
  City of New York Municipal Water Finance Authority
    RB (Wachovia Merlots Trust Receipts) Series
    2000D DN (Wachovia Bank N.A. LOC) (VMIG-1)
    2.36%(b)                                           08/08/05     16,855      16,855,000
  City of New York Transitional Finance Authority RB
    Series 2003-7 DN (Banque Nationale de Paribas
    SBPA) (VMIG-1)
    2.36%(b)                                           08/08/05      3,535       3,535,000
  Clipper Tax-Exempt Certificates Trust RB (Certified
    Partner Multi-State Project) Series 2005-7 DN
    (FGIC & MBIA Insurance, State Street Bank &
    Trust SBPA) (A-1+, VMIG-1)
    2.45%(b)                                           08/08/05     13,400      13,400,000
  Dormitory Authority of the State of New York RB
    (Glen Eddy, Inc. Project) Series 2000 DN (Fleet
    National Bank LOC) (A-1)
    2.30%(b)                                           08/08/05      7,680       7,680,000
  Dormitory Authority of the State of New York RB
    (Teresian House Housing Corp. Project) Series
    2003 DN (Lloyds Bank LOC) (A-1+)
    2.30%(b)                                           08/08/05      9,450       9,450,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-30 DN (AMBAC Insurance, Wachovia Bank
    N.A. SBPA) (VMIG-1)
    2.36%(b)                                           08/08/05      2,980       2,980,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-65 DN (MBIA Insurance, Wachovia Bank
    N.A. SBPA) (VMIG-1)
    2.36%(b)                                           08/08/05      3,415       3,415,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Receipts) Series
    2005A-09 DN (AMBAC Insurance, Wachovia Bank
    N.A. SBPA) (VMIG-1)
    2.78%(b)                                           08/08/05      5,000       5,000,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Reciepts) Series 2003
    DN (FGIC Insurance, Wachovia Bank N.A. SBPA)
    (VMIG-1)
    2.36%(b)                                           08/08/05      7,445       7,445,000
  Dormitory Authority of the State of New York RB
    Series 2005-4 DN (Banque Nationale de Paribas
    SBPA) (A-1+)
    2.36%(b)                                           08/08/05      2,170       2,170,000
  Metropolitan Pier & Exposition Authority RB (Bear
    Stearns Trust Certificates) Series 2005A-224 DN
    (MBIA Insurance, Bear Stearns Capital Markets
    Liquidity Facility) (VMIG-1)
    2.55%(b)(c)                                        08/08/05      4,455       4,455,000
  Metropolitan Pier & Exposition Authority RB (TOC
    Trust Receipts) Series 2005Z-1 DN (MBIA
    Insurance, Goldman Sachs Liquidity Facility)
    (A-1, AAA)
    2.42%(b)                                           08/08/05      4,280       4,280,000

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Metropolitan Transportation Authority GO Series
    2005 TECP (ABN-AMRO Bank N.V. LOC) (A-1, P-1)
    2.44%                                              08/10/05    $10,000    $ 10,000,000
  Metropolitan Transportation Authority RB
    (Dedicated Tax Fund Project) Series 2002B DN
    (FSA Insurance, Dexia Credit SBPA) (A-1+)
    2.30%(b)                                           08/08/05      5,900       5,900,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series 2000F
    DN (Wachovia Bank N.A. LOC) (VMIG-1)
    2.36%(b)                                           08/08/05      5,000       5,000,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2004B-16 DN (FGIC Insurance, Wachovia Bank
    N.A. SBPA)
    2.36%(b)                                           08/08/05      5,000       5,000,000
  New York City GO Series 1996J-3 DN (Morgan
    Guaranty Trust LOC) (A-1+, VMIG-1)
    2.29%(b)                                           08/08/05      8,000       8,000,000
  New York Environmental Facilities Clean Water &
    Drinking RB (Citibank Trust Receipts) Series
    2004R ROC-3016 DN (Citigroup SBPA) (A-1+)
    2.36%(b)                                           08/08/05      1,850       1,850,000
  New York GO Series 2004H-3 DN (Bank of New York
    LOC) (VMIG-1)
    2.23%(b)                                           08/08/05      5,400       5,400,000
  New York Local Government Assistance Corp. RB
    Series 1994B DN (Credit Suisse LOC)
    (A-1+, VMIG-1)
    2.27%(b)                                           08/08/05      6,500       6,500,000
  New York Local Government Assistance Corp. RB
    Series 1995G DN (Bank of Nova Scotia LOC)
    (A-1+, VMIG-1)
    2.28%(b)                                           08/08/05      6,200       6,200,000
  New York Local Government Assistance Corp. RB
    Series 2003-8V DN (FSA Insurance) (A-1+, F-1+)
    2.23%(b)                                           08/08/05     17,915      17,915,000
  New York State Housing Finance Agency RB
    (Liberty View Apartments Project) Series 1997A
    DN (Federal National Mortgage Assoc. LOC)
    (AAA)
    2.29%(b)                                           08/08/05     10,400      10,400,000
  Triborough Bridge & Tunnel Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2002 PA-956
    DN (Merrill Lynch Capital Services Liquidity
    Facility) (A-1+)
    2.38%(b)                                           08/08/05      5,000       5,000,000
  Triborough Bridge & Tunnel Authority RB Series
    2005B-3 DN (Bank of America SBPA)
    (A-1+, VIMG-1)
    2.34%(b)                                           08/08/05     11,200      11,200,000

                                                                              ============
                                                                               219,430,000
                                                                              ------------
North Carolina - 1.8%
  Charlotte COP (Convention Facilities Project) Series
    2003B DN (Wachovia Bank N.A. LOC)
    (A-1, VMIG-1)
    2.39%(b)                                           08/08/05      7,085       7,085,000
  Guilford County Industrial Facilities PCRB
    (Recreational Facilities-YMCA Project) Series
    2002 DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    2.35%(b)                                           08/08/05        330         330,000
  North Carolina Capital Facilities Finance Agency
    Educational Facilities RB Series 2001 DN (Branch
    Banking & Trust Co. LOC) (VMIG-1)
    2.35%(b)                                           08/08/05      2,045       2,045,000

                                                                              19

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
  North Carolina GO (ROC Trust Receipts) Series
    2005R-384 DN (Citibank Liquidity Facility) (A-1+)
    2.37%(b)                                           08/08/05    $ 7,800    $  7,800,000
  North Carolina GO Series 2003A-23 DN (Wachovia
    Bank N.A. SBPA) (A-1)
    2.37%(b)                                           08/08/05      6,300       6,300,000
  North Carolina Medical Care Commission Hospital
    RB (Baptist Hospital Project) Series 1992B DN
    (Wachovia Bank N.A. LOC) (A-1, VMIG-1)
    2.31%(b)                                           08/08/05      1,100       1,100,000
  North Carolina Medical Care Commission Hospital
    RB (Park Ridge Hospital Project) Series 1988 DN
    (NationsBank LOC) (A-1+)
    2.34%(b)                                           08/08/05      1,275       1,275,000
  North Carolina Medical Care Commission Retirement
    Facilities RB (Aldersgate Project) Series 2001 DN
    (Branch Banking & Trust Co. LOC) (A-1)
    2.45%(b)                                           08/08/05      6,070       6,070,000
  North Carolina Medical Care Commission Retirement
    Facilities RB (Brookwood Project) Series 2001C DN
    (Branch Banking & Trust Co. LOC) (A-1)
    2.45%(b)                                           08/08/05      4,500       4,500,000
  North Carolina Medical Care Community Hospital
    RB (Duke University Hospital Project) Series
    1985B DN (Wachovia Bank N.A. SBPA)
    (A-1+, VMIG-1)
    2.32%(b)                                           08/08/05        300         300,000
  North Carolina Municipal Power Agency RB (Merrill
    Lynch P-Float Trust Receipts, Catawba Electric
    Co. Project) Series 2003 MB (AMBAC Insurance,
    Merrill Lynch Capital Services SPBA) (F-1+)
    2.40%                                              01/19/06      3,995       3,995,000
  Raleigh County COP (Packaging Facilities Project)
    Series 2000A DN (Bank of America N.A. SBPA)
    (A-1+, VMIG-1)
    2.38%(b)                                           08/08/05      1,545       1,545,000
  Wake County GO (CDC Trust Receipts) Series
    2005-9-A DN (IXIS Municipal Products Liquidity
    Facility) (A-1+)
    2.37%(b)                                           08/08/05      3,000       3,000,000
  Wake County GO Series 2004A MB (Landesbank
    Hessen-Thuringen Girozentrale SBPA)
    (A-1+, MIG-1)
    4.00%                                              04/01/06      7,000       7,059,372

                                                                              ============
                                                                                52,404,372
                                                                              ------------
Ohio - 4.3%
  Akron Income Tax RB (Community Learning
    Centers Project) Series 2004A DN (FGIC
    Insurance, ABN-AMRO Bank N.V. SBPA)
    (A-1, F-1+)
    2.36%(b)                                           08/01/05     18,200      18,200,000
  Cambridge City Hospital Facilities Authority RB
    (Regional Medical Center Project) Series 2001 DN
    (National City Bank N.A. LOC) (VMIG-1)
    2.36%(b)                                           08/08/05      2,100       2,100,000
  Canton City School District GO Series 2005-6 DN
    (MBIA Insurance) (A-1+)
    2.37%(b)                                           08/08/05     11,765      11,765,000
  City of Westerville GO (ABN-AMRO Munitops Trust
    Certificates) Series 2001 DN (ABN-AMRO Bank
    N.V. LOC) (VMIG-1)
    2.36%(b)                                           08/08/05      1,000       1,000,000

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Clark County Health Care Facilities RB (Masonic
    Home Project) Series 2001 DN (AMBAC
    Insurance) (A-1+, VMIG-1)
    2.36%(b)                                           08/08/05    $12,225    $ 12,225,000
  Clark County Multi-Family RB (Masonic Home
    Project) Series 1999 DN (AMBAC Insurance)
    (VMIG-1)
    2.36%(b)                                           08/08/05     15,225      15,225,000
  Columbus GO Series 1996-1 DN (Westdeutsche
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    2.30%(b)                                           08/08/05        225         225,000
  Franklin County Healthcare Facilities RB (Willow
    Brook Christian Project) Series 2004 DN (Fifth
    Thrid Bank LOC) (A-1+)
    2.37%(b)                                           08/08/05        600         600,000
  Franklin County Municipal Securities Trust
    Certificates RB Series 2002A-9047 DN (AMBAC
    Insurance, Bear Stearns SBPA) (A-1)
    2.37%(b)(c)                                        08/08/05      4,100       4,100,000
  Hamilton Cnty Hospital Facilities RB (Merrill Lynch
    Trust Receipts P-Float PT-507) Series 2001 DN
    (Merrill Lynch Guaranty) (A-1+)
    2.42%(b)                                           08/08/05      8,780       8,780,000
  Hamilton County Economic Development RB (Taft
    Museum Project) Series 2002 DN (Fifth Third
    Bank N.A. LOC)
    2.35%(b)                                           08/08/05      1,500       1,500,000
  Hamilton County Hospital Facilities RB (Elizabeth
    Gamble Project) Series 2002A DN (Morgan
    Guaranty Trust LOC) (VMIG-1)
    2.33%(b)                                           08/08/05      6,000       6,000,000
  Hamilton County Hospital Facilities RB (Health
    Alliance Project) Series 1997B DN (MBIA Insurance,
    Credit Suisse SBPA) ) (A-1+, VMIG-1)
    2.33%(b)                                           08/08/05      8,650       8,650,000
  Jackson RB (Hospital Facilities Project) Series 2005
    DN (Radian Insurance, Fifth Third Bank N.A. LOC)
    (AA, F-1+)
    2.39%(b)                                           08/08/05     12,000      12,000,000
  Lucas County Health Facilities Authority RB
    (Lutheran Homes Society Project) Series 1996 DN
    (Bank One N.A. LOC) (A-1+)
    2.37%(b)                                           08/08/05        800         800,000
  Tuscarawas County Hospital Facilities RB (Merrill
    Lynch Trust Receipts P-Float MT-103) Series
    2005 DN (Merrill Lynch Guaranty)
    2.40%(b)                                           08/08/05      1,000       1,000,000
  University of Cincinatti RB Series 2004 DN (AMBAC
    Insurance, Bayerische Landesbank Girozentrale
    SBPA) (A-1+, VMIG-1)
    2.33%(b)                                           08/08/05     10,500      10,500,000
  University of Toledo RB (Societe Generale Trust
    Receipts) Series 2001 SGA-125 DN (FGIC
    Insurance, Societe Generale Liquidity Facility)
    (A-1+)
    2.37%(b)                                           08/08/05      9,755       9,755,000
  Warren County Healthcare Facilities RB (Otterbein
    Homes Project) Series 1998B DN (Fifth Third
    Bank N.A. LOC) (A-1+)
    2.38%(b)                                           08/08/05        920         920,185
  Wood County Facilities Import Piping Industry RB
    Series 2001 DN (KeyBank N.A. LOC)
    2.42%(b)                                           08/08/05      2,735       2,735,000

                                                                              ============
                                                                               128,080,185
                                                                              ------------

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Oklahoma - 0.2%
  Oklahoma Industrial Authority RB (Casady School
    Project) Series 2001 DN (Bank One N.A. LOC)
    2.55%(b)                                           08/08/05    $ 2,490    $ 2,490,000
  Oklahoma Water Reserve Board State Loan
    Program RB Series 1997 MB (Lloyds Bank SPBA)
    (A-1+)
    2.15%                                              09/01/05      2,000      2,000,000

                                                                              ===========
                                                                                4,490,000
                                                                              -----------
Oregon - 0.6%
  State of Oregon GO (Veterans Welfare Project)
    Series 1985G DN (Morgan Guaranty Trust LOC)
    (A-1, VMIG-1)
    2.30%(b)                                           08/08/05     12,600     12,600,000
  Umitilla County Hospital Facility Authority RB
    (Catholic Health Project) Series 1997B DN
    (Bayerische Landesbank Girozentrale LOC)
    (A-1+, VMIG-1)
    2.32%(b)                                           08/08/05      6,020      6,020,000

                                                                              ===========
                                                                               18,620,000
                                                                              -----------
Pennsylvania - 3.3%
  Cumberland County Municipal Authority Retirement
    Community RB (Wesley Affiliated Services
    Project) Series 2002C DN (Lloyds Bank LOC)
    (A-1+)
    2.34%(b)                                           08/08/05     15,000     15,000,000
  Delaware County IDRB (The Agnes Irwin School
    Project) Series 2003 DN (Citizens Bank of PA
    LOC) (VMIG-1)
    2.35%(b)                                           08/08/05        300        300,000
  Delaware Valley IDRB (Citibank Trust Receipts)
    Series 2001 DN (AMBAC Insurance, Bank of New
    York SBPA) (A-1+)
    2.36%(b)                                           08/08/05      5,000      5,000,000
  Franklin County IDRB (Chambersburg Hospital
    Project) Series 2000 DN (AMBAC Insurance,
    Wachovia Bank N.A. SBPA) (A-1)
    2.43%(b)                                           08/08/05      1,595      1,595,000
  Hanover Public School District GO (State Aid
    Withholding Project) Series 2005 DN (FSA
    Insurance) (VMIG-1)
    2.33%(b)                                           08/08/05      5,000      5,000,000
  Lancaster County Hospital Authority RB (Health
    Center-Masonic Homes Project) Series 1996 DN
    (Wachovia Bank LOC) (VMIG-1)
    2.34%(b)                                           08/08/05     10,330     10,330,000
  Lancaster County Hospital Authority RB (Landis
    Homes Retirement Community Project) Series
    2002 DN (M&T Bank Corp. LOC) (A-1)
    2.41%(b)                                           08/08/05      4,100      4,100,000
  Montgomery County IDRB (First Mortgage
    Meadowood Corp. Project) Series 2005 DN
    (Citizens Bank LOC) (VMIG-1)
    2.35%(b)                                           08/08/05      7,100      7,100,000
  Pennsylvania Higher Educational Facilities
    Authority Hospital RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005-2498 DN (Merrill
    Lynch Guaranty) (F-1+)
    2.43%(b)                                           08/08/05      7,400      7,400,000
  Pennsylvania Higher Educational Facilities
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 MT-042 DN (Lloyds Bank
    LOC, Merrill Lynch Capital Services SBPA) (F-1+)
    2.39%(b)                                           08/08/05     13,400     13,400,000

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
  Pennsylvania Higher Educational Facilities
    Authority RB Series 2005-AD DN (MBIA
    Insurance LOC) (VMIG-1)
    2.32%(b)                                           08/08/05    $ 3,000    $ 3,000,000
  Southeastern Pennsylvania Transportation
    Authority Municipal Securities Trust Certificates
    RB (Bear Stearns Municipal Trust Certificates)
    Series 2001-9016 DN (FGIC Insurance) (A-1)
    2.37%(b)(c)                                        08/08/05      5,500      5,500,000
  St. Mary Hospital Authority Bucks County RB
    (Catholic Health System Project) Series 2004C
    DN (A-1+, VMIG-1)
    2.35%(b)                                           08/08/05     10,900     10,900,000
  Union County Hospital Authority RB (Evangelical
    Community Hospital Project) Series 2001 MB
    (Fleet National Bank SPBA, Radian Insurance)
    (A-1)
    2.45%                                              02/01/06      9,610      9,610,000

                                                                              ===========
                                                                               98,235,000
                                                                              -----------
Puerto Rico - 0.3%
  Commonwealth of Puerto Rico GO (Tender Option
    Certificates) Series 2001 DN (FSA Insurance,
    Bank of New York Liquidity Facility) (A-1+)
    2.34%(b)                                           08/08/05      7,700      7,700,000
                                                                              -----------
South Carolina - 2.3%
  Greenville County School District Installment RB
    Series 2005R-361 DN (Assured Guaranty,
    Citibank Liquidity Facility) (A-1+)
    2.38%(b)                                           08/08/05     30,925     30,925,000
  Medical University Hospital Authority RB Series
    2005A-5 DN (MBIA Insurance, Bank of America
    N.A. SBPA) (VMIG-1)
    2.38%(b)                                           08/08/05     16,000     16,000,000
  Oconee PCRB (Duke Facilities Project) Series 1993
    DN (Bank One N.A. LOC) (P-1)
    2.35%(b)                                           08/08/05     10,000     10,000,000
  Piedmont Municipal Power Agency RB (Merrill
    Lynch P-Float Trust Receipts, Electric Co.
    Project) Series 2005PZ-64 DN (AMBAC
    Insurance, Merrill Lynch SBPA)
    2.41%(b)                                           08/08/05        940        940,000
  South Carolina Transitional Infrastructure RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2002A DN (AMBAC Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1)
    2.37%(b)                                           08/08/05     10,475     10,475,000

                                                                              ===========
                                                                               68,340,000
                                                                              -----------
Tennessee - 1.6%
  City of Chattanooga Health, Education & Housing
    Facility Board RB Series 1999 DN (Amsouth Bank
    of Alabama LOC) (A-1)
    2.45%(b)                                           08/08/05     12,400     12,400,000
  Cleveland IDRB (YMCA Chattan Project) Series 1999
    DN (SunTrust Bank LOC)
    2.35%(b)                                           08/08/05      1,400      1,400,000
  Gallatin Industrial Development Board Educational
    Facilities RB (John Vianney School Project) Series
    2002 DN (SunTrust Bank LOC) (VMIG-1)
    2.40%(b)                                           08/08/05      2,070      2,070,000
  Memphis GO Series 1995A DN (Westdeutsche
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    2.38%(b)                                           08/08/05        400        400,000

                                                                              21

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Tennessee (continued)
  Metropolitan Government of Nashville & Davidson
    County Health & Education Board RB (Ascension
    Health Credit Project) Series 2001B-2 DN
    (A-1+, VMIG-1)
    2.30%(b)                                          08/08/05    $  3,000   $  3,000,000
  Metropolitan Government of Nashville & Davidson
    County Health & Education Board RB (Belmont
    University Project) Series 1997 DN (SunTrust
    Bank LOC) (VMIG-1)
    2.35%(b)                                          08/08/05       3,100      3,100,000
  Metropolitan Government of Nashville & Davidson
    County IDRB (Trevecca Nazarene Project) Series
    2003 DN (SunTrust Bank LOC)
    2.35%(b)                                          08/08/05       5,300      5,300,000
  Metropolitan Government of Nashville & Davidson
    County IDRB (Universtiy School Project) Series
    2002 DN (SunTrust Bank LOC) (VMIG-1)
    2.35%(b)                                          08/08/05       3,200      3,200,000
  Montgomery County Public Building Authority
    Pooled Financing RB (Tennessee County Loan
    Pool Project) Series 1997 DN (NationsBank LOC)
    (VMIG-1)
    2.34%(b)                                          08/08/05       2,075      2,075,000
  Montgomery County Public Building Authority RB
    Series 2004 DN (Bank of America N.A. LOC)
    (VMIG1)
    2.34%(b)                                          08/08/05       1,500      1,500,000
  Shelby County Health Educational & Housing
    Authority RB Series 1994 DN (Credit Suisse LOC)
    (A-1+)
    2.38%(b)                                          08/08/05      13,000     13,000,000
  Washington County IDRB (Springbrook Properties
    Project) Series 1996 DN (SunTrust Bank LOC)
    (A-1+, VMIG-1)
    2.35%(b)                                          08/08/05         800        800,000

                                                                             ============
                                                                               48,245,000
                                                                             ------------
Texas - 11.2%
  Austin Water & Wastewater System RB (Wachovia
    Merlots Trust Receipts) Series 2000 DN (MBIA
    Insurance) (VMIG-1)
    2.37%(b)                                          08/08/05       2,480      2,480,000
  Clear Creek Independent School District GO Series
    2005-04 DN (Wachovia Bank N.A. LOC) (VMIG-1)
    2.37%(b)                                          08/08/05       5,100      5,100,000
  Comal Independent School District GO Series 2005
    DN (Bank of New York LOC) (A-1, VMIG-1)
    2.43%(b)                                          08/08/05       1,000      1,000,000
  Cypress Fairbanks Independent School District GO
    (Wachovia Merlot Trust Receipts) Series 2004
    C-16 DN (PSF Guaranty) (VMIG-1)
    2.37%(b)                                          08/08/05       4,500      4,500,000
  De Soto Independent School District RB (Citigroup
    Trust Receipts) Series 2004R-2107 ROC II DN
    (PSF Guaranty, Citigroup Global Markets Liquidity
    Facility) (A-1+)
    2.37%(b)                                          08/08/05       6,145      6,145,000
  Eagle Mountain & Saginaw Independent School
    District GO (Municipal Securities Trust Receipts)
    Series 2003 SGA-141 DN (PSF Guaranty, Societe
    Generale Liquidity Facility) (A-1+)
    2.39%(b)                                          08/08/05       4,000      4,000,000
  Harris County RB (Citibank Trust Receipts) Series
    2002-1029 ROC II DN (FSA Insurance) (A-1+)
    2.37%(b)                                          08/08/05       1,885      1,885,000

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Houston Independent School District GO (School
    Building Project) Series 2003 DN (PSF Guaranty,
    J.P. Morgan & State Street Bank SBPA)
    (A-1+, VMIG-1)
    2.35%(b)                                          08/08/05    $ 21,300   $ 21,300,000
  Houston Utility Systems RB (Wachovia Merlots
    Trust Receipts) Series 2004C DN (MBIA
    Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
    2.37%(b)                                          08/08/05       7,690      7,690,000
  Houston Water & Sewer RB (Stars Certificates
    Project) Series 2003 DN (FSA Insurance) (VMIG-1)
    2.37%(b)                                          08/08/05       1,580      1,580,000
  Lower Colorado River Authority RB (Wachovia
    Merlots Trust Receipts) Series 2000 DN (FSA
    Insurance, Wachovia Bank N.A. SBPA)
    (Aaa, VMIG-1)
    2.37%(b)                                          08/08/05       2,000      2,000,000
  North Texas Tollway Authority Systems RB
    (Municipal Trust Receipts) Series 2005-8 DN (FSA
    Insurance) (A-1+)
    2.36%(b)                                          08/08/05       6,865      6,865,000
  Northside Independent School District GO (School
    Building Project) Series 2005 MB (Depfa Bank
    SBPA) (A-1+, VMIG-1)
    2.85%                                             06/15/06      17,000     17,000,000
  San Antonio Electric & Gas RB Series 2003 DN
    (Bank of America N.A. LOC) (A-1+)
    2.40%(b)                                          08/08/05       7,000      7,000,000
  San Antonio Electric & Gas Systems RB (Jr. Lien
    Project) Series 2004 MB (Banque Nationale de
    Paribas SBPA) (A-1+, MIG-1)
    2.20%                                             12/01/05      11,000     11,000,000
  San Marcos Independent School District GO
    (Wachovia Merlot Trust Receipts) Series
    2004C-23 MB (Texas Permanent School Funding)
    (MIG-1)
    1.70%                                             09/01/05       2,435      2,435,000
  Texas A&M University RB (Citibank Trust Receipts)
    Series 2003R-4005 ROC II DN (Citibank Liquidity
    Facility, Texas Permanent School Funding)
    (VMIG-1)
    2.37%(b)                                          08/08/05       4,970      4,970,000
  Texas GO (Lehman Trust Receipts) Series 2004 DN
    (Lehman Liquidity Facility) (A-1, VMIG-1)
    2.40%(b)                                          08/08/05      20,000     20,000,000
  Texas GO (Macon Trust Receipts) Series 2005I DN
    (Bank of America N.A. SBPA) (A-1+)
    2.37%(b)                                          08/08/05       4,695      4,695,000
  Texas GO (Morgan Stanley Trust Receipts) Series
    2005-1147 DN (Morgan Stanley SBPA) (F-1+)
    2.36%(b)                                          08/08/05       3,340      3,340,000
  Texas GO (Municipal Trust Receipts OCS-RR-R-378)
    Series 2005 DN (Societe Generale Liquidity
    Facility) (A-1+)
    2.37%(b)                                          08/08/05       6,000      6,000,000
  Texas GO (Municipal Trust Receipts SGB-58-A)
    Series 2005 DN (Societe Generale Liquidity
    Facility) (A-1+)
    2.37%(b)                                          08/08/05       5,900      5,900,000
  Texas GO (Variable Mobilty Trust Receipts) Series
    2005B DN (Depfa Bank PLC SBPA) (A-1+, VM1G1)
    2.32%(b)                                          08/08/05       3,000      3,000,000
  Texas GO Series 2004 TRAN (SP-1+, MIG-1)
    3.00%                                             08/31/05     128,000    128,115,114

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                        PAR
                                                          MATURITY     (000)        VALUE
                                                         ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Texas Technology University RB (Bear Stearns Trust
    Receipts) Series 2002A DN (MBIA Insurance)
    (A-1)
    2.40%(b)(c)                                          08/08/05    $13,630    $ 13,630,000
  University of Texas Permanent University Fund RB
    (Citibank Trust Receipts) Series 2004-ROC-
    II-6004 DN (Citibank N.A. Liquidity Facility) (A-1+)
    2.37%(b)                                             08/08/05     10,610      10,610,000
  University of Texas Permanent University Fund RB
    (Citibank Trust Receipts) Series 2005-ROC-
    II-R-2194 DN (Liquidity Facility Citigroup)
    (VMIG-1)
    2.37%(b)                                             08/08/05     11,920      11,920,000
  University of Texas Permanent University Fund RB
    (Morgan Stanley Trust Receipts) Series
    2005-1023 DN (Morgan Stanley Liquidity Facility)
    (F-1+)
    2.36%(b)                                             08/08/05      4,850       4,850,000
  University of Texas Permanent University Fund RB
    (Municipal Trust Receipts) Series 2004-SGB-55
    DN (Societe Generale SBPA) (A-1+)
    2.37%(b)                                             08/08/05      6,690       6,690,000
  University of Texas RB (Wachovia Merlots Trust
    Receipts) Series 2003B-14 DN (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    2.37%(b)                                             08/08/05      6,260       6,260,000

                                                                                ============
                                                                                 331,960,114
                                                                                ------------
Vermont - 0.4%
  Vermont Economic Development Authority RB
    (Green Mountain College Project) Series 2003A
    DN (Key Bank N.A. LOC)
    2.42%(b)                                             08/08/05      7,775       7,775,000
  Vermont Educational & Health Buildings Financing
    Agency RB (Rutland Medical Center Project)
    Series 2001A DN (National Westminster Bank
    LOC) (A-1)
    2.39%(b)                                             08/08/05      3,400       3,400,000

                                                                                ============
                                                                                  11,175,000
                                                                                ------------
Virginia - 3.2%
  Chesterfield County IDRB (Merrill Lynch P-Float
    Trust Receipts) Series 2004 PT-2133 DN (Merrill
    Lynch & Co. Guaranty, Merrill Lynch Capital
    Services SBPA) (F-1+, AA-)
    2.42%(b)                                             08/08/05      9,750       9,750,000
  Chesterfield County IDRB (Merrill Lynch Trust
    Receipts) Series 2003 PT-886 DN (Merrill Lynch
    & Co. Guaranty) (F-1+)
    2.42%(b)                                             08/08/05     24,995      24,995,000
  Commonwealth of Virginia Transportation Board RB
    (Citibank Trust Receipts) Series 2000 SG-134 DN
    (Societe Generale SBPA) (A-1+)
    2.35%(b)                                             08/08/05      6,500       6,500,000
  Commonwealth of Virginia Transportation Board RB
    (Citibank Trust Receipts) Series 2002-1013 DN
    (Citibank Liquidity Facility) (A-1+)
    2.37%(b)                                             08/08/05      5,995       5,995,000
  Fairfax County Economic Development Authority RB
    (Citibank Trust Receipts) Series 2003-4024 DN
    (Citibank Liquidity Facility) (VMIG-1)
    2.37%(b)                                             08/08/05      4,735       4,735,000
  Hampton Roads Regional Jail Authority Facilities
    RB (Citibank Trust Receipts) Series 2004
    ROCS-RR-II-R-2156 DN (MBIA Insurance,
    Citibank Liquidity Facility) (VMIG-1)
    2.37%(b)                                             08/08/05      4,975       4,975,000

                                                                        PAR
                                                          MATURITY     (000)        VALUE
                                                         ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Virginia (continued)
  Norfolk Educational Development Authority
    Hosptial Facilities RB (Citigroup Trust Receipts)
    Series 2004 R322 ROC- R-II DN (Citibank
    Liquidity Facility) (VMIG-1)
    2.37%(b)                                             08/08/05    $13,470    $ 13,470,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005PZP-007 DN (Multiple LOCs) (F-1+)
    2.43%(b)                                             08/08/05     15,000      15,000,000
  Tobacco Settlement Financing Corp. RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PA-1303 DN (Merrill Lynch & Co. Guaranty,
    Merrill Lynch Capital Services SBPA) (F-1+)
    2.41%(b)                                             08/08/05      2,000       2,000,000
  University of Virginia RB (Wachovia Merlots Trust
    Receipts) Series 2003B-31 DN (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    2.37%(b)                                             08/08/05      2,680       2,680,000
  Virginia Public School Authority RB (Citigroup
    Global Markets Trust Receipts) Series
    2003R-4050-ROC-II DN (Citigroup Liquidity
    Facility) (A-1+)
    2.37%(b)                                             08/08/05      1,985       1,985,000
  Virginia State Public School Authority RB Series
    2003 MB (AA+, Aa1)
    4.00%                                                04/15/06      2,575       2,599,933

                                                                                ============
                                                                                  94,684,933
                                                                                ------------
Washington - 1.8%
  King County GO (ABN-AMRO Munitops Trust
    Certificates) Series 2001-1 DN (MBIA Insurance)
    (VMIG-1)
    2.37%(b)                                             08/08/05      2,500       2,500,000
  King County School District Bear Stearns Municipal
    Securities Trust Certificates RB (Highline Public
    Schools Project) Series 2002 DN (FGIC Insurance)
    (A-1)
    2.40%(b)(c)                                          08/08/05     11,750      11,750,000
  Seattle GO (Bear Stearns Municipal Trust Receipts)
    Series 2003 SGA-142 DN (Societe Generale SBPA)
    (A-1+)
    2.39%(b)                                             08/08/05      4,000       4,000,000
  Seattle Municipal Light & Power RB (Wachovia
    Merlots Trust Receipts) Series 2001A-56 DN (FSA
    Insurance, Wachovia Bank N.A. Liquidity Facility)
    (VMIG-1)
    2.37%(b)                                             08/08/05      7,415       7,415,000
  Spokane County School District No. 081 GO
    (Citibank Trust Receipts) Series 2003R-ROC-
    II-4000 DN (FSA Insurance, Citibank Liquidity
    Facility) (VMIG-1)
    2.37%(b)                                             08/08/05      3,565       3,565,000
  Washington GO (Piper Jaffray Trust Certificates)
    Series 2002G DN (Bank of New York LOC)
    (VMIG-1)
    2.39%(b)                                             08/08/05      5,170       5,170,000
  Washington GO (Wachovia Merlots Trust Receipts)
    Series 2002A-57 DN (MBIA Insurance) (VMIG-1)
    2.37%(b)                                             08/08/05      7,295       7,295,000
  Washington State Health Care Facilities Authority
    RB (Seattle Cancer Care Projects) Series 2005
    DN (Key Bank N.A. LOC) (A-1)
    2.37%(b)                                             08/08/05      4,250       4,250,000
  Washington State Housing Finance Committee
    Non-Profit Housing RB (YMCA Tacoma & Pierce
    Project) Series 1998A DN (Key Bank N.A. LOC)
    (A-1, VMIG-1)
    2.37%(b)                                             08/08/05      2,695       2,695,000

                                                                              23

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONCLUDED)

JULY 31, 2005 (UNAUDITED)

                                                                    PAR
                                                       MATURITY    (000)          VALUE
                                                      ---------- --------- ------------------
MUNICIPAL BONDS (Continued)
Washington (continued)
  Washington State Housing Finance Committee
    Non-Profit Housing RB (YMCA Tacoma & Pierce
    Project) Series 1998B DN (Key Bank N.A. LOC)
    (A-1, VMIG-1)
    2.37%(b)                                          08/08/05    $ 4,530    $    4,530,000

                                                                             ==============
                                                                                 53,170,000
                                                                             --------------
West Virginia - 0.2%
  West Virginia Economic Development Authority RB
    (Juvenile Correctional Project) Series 2002A DN
    (MBIA Insurance, Bear Stearns Capital Markets
    Liquidity Facility) (A-1)
    2.40%(b)(c)                                       08/08/05      4,990         4,990,000
                                                                             --------------
Wisconsin - 1.7%
  Appleton Redevelopment Authority RB (Fox City
    Project) Series 2001B DN (Bank One N.A. LOC)
    (VMIG-1)
    2.45%(b)                                          08/08/05      8,100         8,100,000
  Southeast Wisconsin Professional Baseball Park RB
    (Wachovia Merlots Trust Receipts) Series 2000Y DN
    (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
    2.37%(b)                                          08/08/05      5,280         5,280,000
  Wisconsin Health & Educational Facilities Authority
    RB (Edgewood College Project) Series 1997 DN
    (Bank One N.A. LOC)
    2.45%(b)                                          08/08/05      6,230         6,230,000
  Wisconsin Health & Educational Facilities Authority
    RB (Frondtert & Community Health Project)
    Series 2005B DN (AMBAC Insurance) (A-1+, F-1+)
    2.33%(b)                                          08/08/05      7,000         7,000,000
  Wisconsin Health & Educational Facilities Authority
    RB (Oakwood Village Project) Series 2000B DN
    (Marshall & Ilsley Bank LOC) (A-1)
    2.37%(b)                                          08/08/05      2,435         2,435,000
  Wisconsin Health & Educational Facilities Authority
    RB (St. Joseph's Community Hospital Project)
    Series 2001 DN (Marshall & Ilsley Bank LOC)
    (A-1)
    2.37%(b)                                          08/08/05     10,800        10,800,000
  Wisconsin Heath & Educational Facilities Authority
    RB (Frondtert & Community Health Project)
    Series 2005C DN (AMBAC Insurance) (A-1+, F-1+)
    2.30%(b)                                          08/08/05      5,000         5,000,000
  Wisconsin Transportation RB Series 2005 ROC-II-R
    DN (FSA Insurance Guaranty, Citigroup Trust
    Receipts) (A-1+, AAA)
    2.37%(b)                                          08/08/05      5,585         5,585,000

                                                                             ==============
                                                                                 50,430,000
                                                                             --------------
Wyoming - 0.3%
  Lincoln County PCRB (Amoco Project) Series 1983
    MB (ExxonMobil Guaranty)
    2.20%                                             10/01/05      7,600         7,594,351
                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES -  101.5%
  (Cost $3,013,894,476(a))                                                    3,013,894,476
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (1.5)%                                                              (44,115,644)
                                                                             --------------
NET ASSETS -  100.0%                                                         $2,969,778,832
                                                                             ==============

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b)  Rates shown are the rates as of July 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c)  Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of July
      31, 2005, the Fund held 6.4% of its net assets, with a current market value of $189,865,000, in securities restricted as to resale.

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    MUNICASH

JULY 31, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS - 100.1%
Alabama - 1.2%
  Brundidge IDRB (Carter Brothers Project) Series
    2001 AMT DN (Southtrust Bank LOC)
    2.49%(b)                                          08/08/05    $   940    $   940,000
  Jefferson County GO Warrants Series 2001B DN
    (Morgan Guaranty Trust LOC, Bayerische
    Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
    2.25%(b)                                          08/01/05     27,800     27,800,000
  Tuscaloosa IDRB Series 2000A AMT DN (Southtrust
    Bank LOC)
    2.49%(b)                                          08/08/05      1,365      1,365,000

                                                                             ===========
                                                                              30,105,000
                                                                             -----------
Alaska - 0.1%
  Anchorage Wastewater RB (Wachovia Merlots Trust
    Receipts) Series 2004C-25 MB (MBIA Insurance,
    Wachovia Bank N.A. Liquidity Facility) (MIG-1)
    1.70%                                             09/01/05      3,245      3,245,000
                                                                             -----------
Arizona - 1.4%
  Cochise County Solid Waste Disposal PCRB
    (Arizona Electric Co-op Project) Series 1994A
    AMT MB (National Rural Utilities LOC)
    (A-1, VMIG-1)
    2.30%                                             09/01/05     13,800     13,800,000
  Colorado Public Highway Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005 PZ-46
    DN (MBIA Insurance, Merrill Lynch & Co. SBPA)
    2.41%(b)                                          08/08/05      5,805      5,805,000
  Phoenix Industrial Development Authority
    Multi-Family Housing RB (Merrill Lynch P-Floats
    Trust Receipts) Series 2005-PT-2940 AMT DN
    (Merrill Lynch & Co. SBPA)
    2.46%(b)                                          08/08/05      7,465      7,465,000
  Pima County IDA Single Family Mortgage RB (Draw
    Down Project) Series 2003 AMT DN (Trinity
    Funding Guaranty)
    3.44%(b)                                          08/30/05      7,671      7,671,000

                                                                             ===========
                                                                              34,741,000
                                                                             -----------
Arkansas - 0.1%
  Maricopa County IDA Solid Waste Disposal RB
    Series 2004-048 AMT DN (Merrill Lynch Liquidity
    Facility) (A-1+)
    2.44%(b)                                          08/08/05      1,770      1,770,000
  University of Arkansas RB (UAMS Campus Project)
    Series 2004A MB (MBIA Insurance)
    4.00%                                             11/01/05      1,645      1,653,634

                                                                             ===========
                                                                               3,423,634
                                                                             -----------
California - 2.9%
  California Housing Finance Agency RB Series 2002
    DN (MBIA Insurance, Lloyds Bank SBPA)
    (A-1+, VMIG-1)
    2.34%(b)                                          08/01/05     46,685     46,685,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2001 PT-353 AMT DN
    (Merrill Lynch & Co. Guaranty) (A-1+)
    2.44%(b)                                          08/08/05     11,010     11,010,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2003 PT-2001 AMT DN
    (Merrill Lynch & Co. Guaranty)
    2.44%(b)                                          08/04/05      2,500      2,500,000

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
California (continued)
  Los Angeles IDRB (P&C Poultry Distributors Project)
    Series 1998 DN (Comercia Bank N.A. LOC)
    2.50%(b)                                          08/04/05    $ 2,500    $ 2,500,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005PZP-2 DN (Merrill Lynch Capital
    Services SBPA) (F-1+)
    2.48%(b)                                          08/08/05      5,185      5,185,000
  Puttable Floating Tax Exempt Receipts Series 2005
    DN (FGIC, MBIA, FSA Insurance, Merrill Lynch
    SBPA)
    2.48%(b)                                          08/08/05      6,470      6,470,000

                                                                             ===========
                                                                              74,350,000
                                                                             -----------
Colorado - 2.2%
  Arapahoe County Capital Improvement Trust Fund
    RB Series 1986E-470 MB (AAA, Aaa)
    7.00%                                             08/31/05      5,500      5,681,812
  Arapahoe County IDRB (PECO II, Inc. Project)
    Series 2001 AMT DN (Huntington Bank LOC)
    2.65%(b)                                          08/08/05      2,000      2,000,000
  Colorado Education Loan Program RB Series 2005
    TRAN (SP-1+, MIG-1)
    4.00%                                             08/07/06     11,000     11,142,992
  Colorado Health Facilities Authority Economic
    Development RB (Johnson Publishing Co. Project)
    Series 1999A AMT DN (Bank One N.A. LOC)
    2.50%(b)                                          08/08/05      1,395      1,395,000
  Colorado Housing & Finance Authority RB (Single
    Family Mortgage Project) Series 2005 MB (Trinity
    Funding Insurance) (SP-1+, MIG-1)
    2.80%                                             07/05/06     15,000     15,000,000
  Denver City & County Airport RB Series 2002A-61
    AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
    2.42%(b)                                          08/08/05     10,905     10,905,000
  Denver City & County Airport RB Series 2003E DN
    (FGIC Insurance, Bank of New York LOC) (A-1+)
    2.40%(b)                                          08/04/05      2,300      2,300,000
  Denver City & County Multi-Family Housing RB
    (Merrill Lynch P-Floats Trust Receipts)
    Series 2005 PT-2941 AMT DN (Merrill Lynch & Co.
    SBPA)
    2.46%(b)                                          08/08/05      5,915      5,915,000

                                                                             ===========
                                                                              54,339,804
                                                                             -----------
Connecticut - 0.2%
  Danbury GO Series 2004 BAN (SP-1+, MIG-1)
    3.00%                                             08/05/05      5,000      5,000,815
                                                                             -----------
District of Columbia - 0.3%
  District of Columbia Enterprise Zone RB (NJA Hotel
    LLC Issue Project) Series 2004 AMT DN (Bank of
    Scotland LOC) (VMIG-1)
    2.43%(b)                                          08/08/05      5,000      5,000,000
  District of Columbia Housing Finance Agency RB
    Series 2004 PT-2391 DN (MBIA Insurance, Merrill
    Lynch & Co. SBPA) (F-1+)
    2.46%(b)                                          08/04/05      2,435      2,435,000

                                                                             ===========
                                                                               7,435,000
                                                                             -----------

                                                                              25

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Florida - 4.8%
  Greater Orlando Aviation Authority RB (Special
    Purpose Cessna Aircraft Project) Series 2001
    AMT DN (Textron, Inc. Guaranty) (A-2, P-1)
    3.45%(b)                                          08/08/05    $ 6,000    $  6,000,000
  Jacksonville Economic Development Commission
    IDRB (Glasfloss Industries, Inc. Project) Series
    2002 AMT DN (Huntington National Bank LOC)
    2.65%(b)                                          08/08/05      2,020       2,020,000
  Jacksonville Economic Development Commission
    IDRB (Tremron Jacksonville Project) Series 2000
    AMT DN (Branch Banking & Trust Co. LOC)
    2.45%(b)                                          08/04/05      2,410       2,410,000
  Jacksonville Economic Development Commission
    Special Facility Airport RB (Holland Sheltair
    Project) Series 2005B AMT DN (Huntington Bank
    LOC)
    2.45%(b)                                          08/08/05      2,100       2,100,000
  Lee County IDRB Series 1997 AMT DN (SunTrust
    Bank LOC)
    2.49%(b)                                          08/08/05      1,860       1,860,000
  Orange County Housing Finance Authority RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2004 PT-2106 AMT DN (Merrill Lynch Capital
    Services SBPA) (VMIG-1)
    2.42%(b)                                          08/08/05      4,280       4,280,000
  Pinellas County Housing Finance Authority RB
    Series 2004A DN (CDC Funding Insurance,
    Rabobank SBPA) (VMIG-1)
    2.42%(b)                                          08/08/05      1,000       1,000,000
  Pinellas County Housing Finance Authority Single
    Family Mortgage RB Series 2004-009 AMT DN
    (CDC Insurance, Rabobank SBPA) (VMIG-1)
    2.42%(b)                                          08/08/05      5,690       5,690,000
  Pinellas County Housing Finance Authority Single
    Family Mortgage RB Series 2004-933 AMT DN
    (Merrill Lynch Liquidity Facility, Rabobank SBPA)
    (VMIG-1)
    2.42%(b)                                          08/04/05      3,030       3,030,000
  Pinellas County IDRB Series 2004 AMT DN (Trinity
    Insurance, Wachovia Bank N.A. LOC, Rabobank
    SBPA) (VMIG-1)
    2.49%(b)                                          08/08/05      1,370       1,370,000
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series 1984D
    MB (National Rural Utilities LOC) (A-1)
    2.65%                                             12/15/05     11,600      11,600,000
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series 1984H-3
    MB (National Rural Utilities LOC) (A-1, MIG-1)
    2.30%                                             09/15/05     11,100      11,100,000
  St. Lucie Solid Waste Disposal RB (Florida Power &
    Light Co. Project) Series 2003 DN (VMIG-1)
    2.35%(b)                                          08/01/05     63,285      63,285,000
  Tampa Bay Water Utilities System RB Series
    2004C-21 MB (FGIC Insurance, Wachovia Bank
    SBPA) (Aaa)
    1.63%                                             08/24/05      5,955       5,955,000

                                                                             ============
                                                                              121,700,000
                                                                             ------------
Georgia - 3.1%
  Atlanta Airport GO Series 1996 MB (AMBAC
    Insurance)
    6.50%                                             01/01/06      1,000       1,015,378
  Atlanta Airport RB Series 2004C-14 AMT DN (FSA
    Insurance, Wachovia Bank) (VMIG-1)
    2.42%(b)                                          08/08/05      3,890       3,890,000

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Georgia (continued)
  Cartersville Development Authority RB (Aquafil
    USA, Inc. Project) Series 2005 AMT DN (Branch
    Banking & Trust Bank LOC)
    2.45%(b)                                          08/08/05    $ 2,000    $  2,000,000
  Cobb County Multi-Family Housing Authority RB
    Series 2003 PT-1963 AMT DN (Merrill Lynch &
    Co. Guaranty) (F-1+)
    2.46%(b)                                          08/08/05     13,120      13,120,000
  Cobb County Multi-Family Housing Authority RB
    Series 2004 PT-2221 AMT DN (Merrill Lynch &
    Co. Guaranty) (F-1+, AA-)
    2.46%(b)                                          08/08/05     37,095      37,095,000
  Dooly County IDRB (Hamburg Enterprises Project)
    Series 2003 AMT DN (Fifth Third Bank N.A. LOC)
    2.42%(b)                                          08/08/05      1,000       1,000,000
  Dougherty County GO Series 2000 (FSA Insurance
    LOC) (Aaa)
    5.50%                                             10/01/05        525         527,452
  Gainesville Housing Authority RB Series 2003
    PT-1985 DN (Merrill Lynch & Co. Guaranty) (F-1+)
    2.46%(b)                                          08/04/05      3,470       3,470,000
  Georgia GO Series 1998C MB
    5.75%                                             09/01/05        500         501,308
  Gordon County IDRB (Aladdin Manufacturing Corp.
    Project) Series 1997A AMT DN (Wachovia Bank
    N.A. LOC)
    2.43%(b)                                          08/08/05      1,000       1,000,000
  Gordon County IDRB (Aladdin Manufacturing Corp.
    Project) Series 1997B DN (Wachovia Bank N.A.
    LOC)
    2.43%(b)                                          08/08/05      1,000       1,000,000
  Griffin-Spalding County IDRB (Woodland Industries
    Project) Series 2000 AMT DN (Wachovia Bank
    N.A. LOC) (A-1+)
    2.44%(b)                                          08/08/05      1,750       1,750,000
  Gwinnett County IDRB (Suzanna Project) Series
    2001A AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.44%(b)                                          08/08/05      3,250       3,250,000
  Laurens County IDRB (Aladdin Manufacturing Corp.
    Project) Series 1997 AMT DN (Wachovia Bank
    N.A. LOC)
    2.43%(b)                                          08/08/05      1,000       1,000,000
  Wayne County IDRB (Absorption Corp. Project)
    Series 2004 DN (Branch Banking & Trust Co.
    LOC) (VMIG-1)
    2.45%(b)                                          08/08/05      4,900       4,900,000
  Whitefield County Educational Development
    Authority RB (Aladdin Solid Waste Disposal
    Project) Series 1999 AMT DN (Wachovia Bank
    N.A. LOC)
    2.43%(b)                                          08/08/05      3,100       3,100,000

                                                                             ============
                                                                               78,619,138
                                                                             ------------
Illinois - 2.4%
  Chicago Board of Education GO Series 2005 PZ-60
    DN (Merrill Lynch & Co. SBPA)
    2.41%(b)                                          08/08/05      3,145       3,145,000
  Chicago IDRB (Promise Candy Project) Series 2001
    AMT DN (Lasalle National Bank LOC)
    2.45%(b)                                          08/08/05      3,530       3,530,000
  Chicago O'Hare International Airport RB (Wachovia
    Merlots Trust Receipts) Series 2001A-85 AMT DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    2.42%(b)                                          08/08/05      5,595       5,595,000

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Chicago Wastewater Transmission RB Series 2004
    PZ-40 DN (MBIA Insurance, Merrill Lynch & Co.
    SBPA)
    2.41%(b)                                          08/08/05     $2,115    $ 2,115,000
  Clipper Tax Exempt Certificates Trust RB (Certified
    Partner Multi-State Project) Series 2005-21 DN
    (State Street Bank SBPA)
    (A-1+, P-1)
    2.41%(b)                                          08/08/05      9,700      9,700,000
  Elmhurst IDRB (Randall Manufacturing Project)
    Series 2002 AMT DN (Lasalle National Bank LOC)
    (A-1+)
    2.53%(b)                                          08/08/05      1,665      1,665,000
  Flora RB (Heritage Woods Project) Series 2001 AMT
    DN (Federal Home Loan Bank Guaranty) (A-1+)
    2.46%(b)                                          08/08/05      2,950      2,950,000
  Harvard Multi Family Housing RB (Northfield Court
    Project) Series 1999 AMT DN (Lasalle National
    Bank LOC) (A-1+)
    2.52%(b)                                          08/08/05      7,350      7,350,000
  Illinois Development Finance Authority IDRB (Cano
    Packaging Corp. Project) Series 2001 AMT DN
    (Lasalle National Bank LOC)
    2.45%(b)                                          08/08/05      2,270      2,270,000
  Illinois Development Finance Authority IDRB
    (Harbortown Industries Project) Series 2000A
    AMT DN (Lasalle National Bank LOC)
    2.48%(b)                                          08/08/05      2,000      2,000,000
  Illinois Development Finance Authority IDRB
    (Mason Corp. Project) Series 2000A AMT DN
    (Lasalle National Bank LOC)
    2.48%(b)                                          08/08/05      4,755      4,755,000
  Illinois GO Series 2000 MB
    4.50%                                             12/01/05        500        503,195
  Metropolitan Pier & Exposition Authority Dedicated
    Tax Restructure (Merrill Lynch P-Floats Trust
    Receipts) Series 2005-PZ-52 DN (Merrill Lynch &
    Co. SBPA)
    2.41%(b)                                          08/08/05      7,570      7,570,000
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series 2005PZ-44
    DN (MBIA Insurance, Merrill Lynch Capital
    Services SBPA) (F-1+)
    2.41%(b)                                          08/08/05      2,800      2,800,000
  Springfield Community Improvement RB Series
    2000 AMT DN (National City Bank N.A. LOC)
    2.55%(b)                                          08/08/05        485        485,000
  Upper River Valley IDRB (Advanced Drainage
    System Project) Series 2002 AMT DN (National
    City Bank N.A. LOC)
    2.45%(b)                                          08/08/05      1,700      1,700,000
  Will County School District No. 122 GO (New Lenox
    Project) Series 2005 PZ-48 DN (FSA Insurance,
    Merrill Lynch & Co. SBPA)
    2.41%(b)                                          08/08/05      3,345      3,345,000

                                                                             ===========
                                                                              61,478,195
                                                                             -----------
Indiana - 1.6%
  Anderson Economic Development RB (Printer Zink,
    Inc. Project) Series 2004A DN (U.S. Bancorp LOC)
    (A-1+)
    2.50%(b)                                          08/08/05      2,590      2,590,000
  Bremen IDRB (Universal Bearings, Inc. Project)
    Series 1996A AMT DN (KeyBank N.A. LOC)
    (A-1, P-1)
    2.49%(b)                                          08/08/05        990        990,000

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Indiana (continued)
  Elkhart County Industrial Economic Development
    RB (Four Seasons Manufacturing, Inc. Project)
    Series 2000 AMT DN (National City Bank N.A.
    LOC)
    2.50%(b)                                          08/08/05     $1,065    $ 1,065,000
  Elkhart Industrial Multi Family RB (Pedcor
    Investments Living LP Project) Series 2002A AMT
    DN (Federal Home Loan Bank Guaranty) (VMIG-1)
    2.45%(b)                                          08/08/05      8,000      8,000,000
  Elkhart Industrial Multi Family RB (Pedcor
    Investments Living LP Project) Series 2002B AMT
    DN (Federal Home Loan Bank Guaranty) (VMIG-1)
    2.45%(b)                                          08/08/05        900        900,000
  Fort Wayne Economic Development Authority RB
    (Advanced Machine & Tool Project) Series 2001
    AMT DN (National City Bank N.A. LOC)
    2.50%(b)                                          08/08/05      1,820      1,820,000
  Huntingburg Multi-Family RB (Lincoln Village
    Apartments Project) Series 2000 AMT DN
    (Federal Home Loan Bank Guaranty)
    2.46%(b)                                          08/08/05      2,350      2,350,000
  Indiana Development Finance Authority Economic
    Development RB (Saroyan Hardwoods, Inc.
    Project) Series 1994 AMT DN (Fifth Third Bank
    N.A. LOC)
    2.50%(b)                                          08/08/05        800        800,000
  Indiana Development Finance Authority Economic
    Development RB (Timerland Resources Project)
    Series 2001 DN (Southtrust Bank LOC)
    2.49%(b)                                          08/08/05        750        750,000
  Indiana Development Finance Authority IDRB
    Series 2000 AMT DN (Bank One N.A. LOC)
    2.50%(b)                                          08/08/05      5,300      5,300,000
  Indiana Economic Development Finance Authority
    RB (Morris Manufacturing & Sales Corp. Project)
    Series 2002 AMT DN (National City Bank N.A.
    LOC)
    2.45%(b)                                          08/08/05      2,100      2,100,000
  Jeffersonville Economic Development Authority RB
    (Scansteel Project) Series 1998 AMT DN (National
    City Bank N.A. LOC)
    2.50%(b)                                          08/08/05      1,080      1,080,000
  Orleans Economic Development RB (Almana LLC
    Project) Series 1995 AMT DN (National City Bank
    N.A. LOC)
    2.55%(b)                                          08/08/05      2,500      2,500,000
  Scottsburg Economic Development Authority RB
    (American Plastic Corp. Project) Series 2000 AMT
    DN (National City Bank N.A. LOC)
    2.50%(b)                                          08/08/05      1,000      1,000,000
  South Bend Economic Development Authority RB
    (SGW Realty LLC Project) Series 1998 AMT DN
    (National City Bank N.A. LOC)
    2.55%(b)                                          08/08/05        850        850,000
  St. Joseph County Industrial Economic
    Development RB (Midcorr Land Development LLC
    Project) Series 2002 DN
    (National City Bank N.A. LOC)
    2.45%(b)                                          08/08/05      3,360      3,360,000
  Vigo County Independent School Corp. Temporary
    Loan Notes RB Series 2005 MB
    3.25%                                             12/29/05      4,500      4,509,240

                                                                             ===========
                                                                              39,964,240
                                                                             -----------

                                                                              27

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Iowa - 0.3%
  Cedar Rapids Iowa Community School District Tax
    Anticipated Warrants Series 2005 MB
    3.75%                                              06/30/06    $ 4,500    $ 4,537,915
  Dallas County IDRB (Sioux City Brick Project) Series
    2000A AMT DN (First Bank Systems LOC)
    2.50%(b)                                           08/08/05      1,000      1,000,000
  Des Moines Commercial Development RB (Grand
    Office Park Project) Series 1985 DN (Principal
    Life Insurance Company Guaranty) (A-1+)
    2.52%(b)                                           08/08/05      2,000      2,000,000
  West Burlington IDRB (Borghi Oilhydraulic Project)
    Series 2001A AMT DN (Bank One N.A. LOC)
    2.50%(b)                                           08/08/05        600        600,000

                                                                              ===========
                                                                                8,137,915
                                                                              -----------
Kansas - 0.4%
  Kansas Development Finance Authority
    Multi-Family RB (Merrill Lynch P-Floats Trust
    Receipts) Series 2005-PT-2947 AMT DN (Merrill
    Lynch & Co. SBPA, MBIA Insurance) (AAA, F1+)
    2.46%(b)                                           08/08/05      7,115      7,115,000
  Kansas Development Finance Authority RB
    (Delaware Highlands Project) Series 2005-C DN
    (Federal Home Loan Bank Guaranty)
    2.43%(b)                                           08/08/05      2,250      2,250,000

                                                                              ===========
                                                                                9,365,000
                                                                              -----------
Kentucky - 2.3%
  Boyd County Sewer & Solid Waste RB (Air Products
    & Chemicals Project) Series 2003 AMT DN (A-1)
    2.42%(b)                                           08/03/05      1,275      1,275,000
  City of Wilder Industrial Building RB (Saratoga
    Investments LP Project) Series 1998 AMT DN
    (Fifth Third Bank N.A. LOC)
    2.51%(b)                                           08/08/05      1,010      1,010,000
  Clark County PCRB (Eastern Kentucky Power
    Project) Series 1984J-2 MB (National Rural
    Co-op Utilities Guaranty) (A-1, MIG-1)
    2.60%                                              10/15/05      8,500      8,500,000
  Dayton IDRB (Ramkat Enterprise Project) Series
    2001 AMT DN (First Bank Systems LOC)
    2.56%(b)                                           08/08/05      1,925      1,925,000
  Elsmere IDRB (International Mold Steel, Inc.
    Project) Series 1996 AMT DN (Star Bank N.A.
    LOC)
    2.51%(b)                                           08/08/05      1,295      1,295,000
  Henderson Industrial Building RB (Shamrock
    Technologies Project) Series 1997 AMT DN
    (Wachovia Bank N.A. LOC)
    2.49%(b)                                           08/08/05        871        871,000
  Jefferson County Industrial Building RB (Atlas
    Machine & Supply Co. Project) Series 1999 AMT
    DN (Bank One N.A. LOC)
    2.50%(b)                                           08/08/05      1,815      1,815,000
  Kenton County Educational RB (Redwood
    Rehabilitation Center Project) Series 2004 DN
    (Fifth Third Bank LOC)
    2.46%(b)                                           08/04/05        900        900,000
  Kentucky Association of Counties Advance Revenue
    COP Series 2005 TRAN (SP-1+)
    4.00%                                              06/30/06     13,000     13,144,260
  Kentucky Economic Development Finance Authority
    Solid Waste Disposal RB (Republic Services, Inc.
    Project) Series 2005 AMT DN
    2.70%(b)                                           08/08/05     10,100     10,100,000

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Kentucky (continued)
  Kentucky Educational Development Financing
    Authority Hospital Facilities RB (Health Alliance
    Project) Series 1997 DN (MBIA Insurance)
    (A-1+, VMIG-1)
    2.33%(b)                                           08/08/05    $ 5,000    $ 5,000,000
  Kentucky Housing Corp. Single Family Mortgage RB
    Series 2003 PT-740 AMT DN (FGIC Insurance,
    Merrill Lynch & Co. Guaranty) (VMIG-1)
    2.42%(b)                                           08/08/05      3,925      3,925,000
  Louisville & Jefferson County Kentucky Regional
    Airport Authority Special Facilities RB (UPS
    Worldwide Forwarding Project) Series 1999B AMT
    DN (A-1+, VMIG-1)
    2.38%(b)                                           08/01/05        200        200,000
  McCreary County Industrial Building RB (Le
    Sportsac, Inc. Project) Series 1998 AMT DN (Fifth
    Third Bank N.A. LOC)
    2.45%(b)                                           08/08/05      1,100      1,100,000
  McCreary County Industrial Building RB (Le
    Sportsac, Inc. Project) Series 1998B AMT DN
    (Fifth Third Bank N.A. LOC)
    2.45%(b)                                           08/08/05      1,410      1,410,000
  McCreary County Industrial Building RB (Le
    Sportsac, Inc. Project) Series 1999B-3 AMT DN
    (Fifth Third Bank N.A. LOC)
    2.45%(b)                                           08/08/05      3,220      3,220,000
  Pulaski County Solid Waste Disposal RB (National
    Rural Utilities for East Kentucky Power Project)
    Series 1993B AMT MB (National Rural Utilities
    Guaranty) (MIG-1)
    2.30%                                              08/15/05      2,550      2,550,000

                                                                              ===========
                                                                               58,240,260
                                                                              -----------
Louisiana - 1.7%
  Donaldsonville IDRB (John Folse & Co., Inc. Project)
    Series 2003 DN (Amsouth Bank LOC)
    2.43%(b)                                           08/08/05      2,150      2,150,000
  Lafayette Educational Development Authority RB
    (Holt County Project) Series 1990 DN (Rabo Bank
    Nederland LOC)
    2.63%(b)                                           08/08/05      3,035      3,035,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority RB
    (Bioset Shreveport LLC) Series 2002-A DN
    (Hibernia Bank LOC)
    2.48%(b)                                           08/08/05      5,945      5,945,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority RB
    (Northwestern State University Student Housing
    Project) Series 2004A DN (Regions Bank LOC)
    (A-1)
    2.41%(b)                                           08/08/05      3,000      3,000,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority RB
    (Ouachita Christian School, Inc. Project) Series
    2002 DN (Bank One N.A. LOC)
    2.58%(b)                                           08/08/05      1,430      1,430,000
  Louisiana Public Facilities Authority RB (Air
    Products & Chemicals Project) Series 2002 AMT DN
    (Hibernia Bank LOC) (A-1, P-1)
    2.42%(b)                                           08/08/05      5,000      5,000,000
  Louisiana Public Facilities Authority RB (Air
    Products & Chemicals Project) Series 2004 AMT
    DN (A-1, P-1)
    2.42%(b)                                           08/08/05      6,250      6,250,000

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Louisiana (continued)
  Louisiana Public Facilities Authority RB (Equipment
    & Capital Facilities Loan Program) Series 2002A
    DN (Hibernia Bank LOC) (VMIG-1)
    2.48%(b)                                           08/08/05    $13,365    $ 13,365,000
  North Webster Parish IDRB (CSP Project) Series
    2001 AMT DN (Regions Bank N.A. LOC)
    2.43%(b)                                           08/08/05      2,725       2,725,000

                                                                              ============
                                                                                42,900,000
                                                                              ------------
Maine - 0.4%
  Maine Finance Authority RB (Brunswick Publishing
    Project) Series 2005 AMT
    2.43%(b)                                           08/08/05      2,000       2,000,000
  Maine Housing Authority RB (General Housing
    Project) Series 2004-2352 AMT DN (Trinity
    Insurance GIC, Merrill Lynch & Co. Liquidity
    Facility) (VMIG-1)
    2.42%(b)                                           08/08/05      7,425       7,425,000

                                                                              ============
                                                                                 9,425,000
                                                                              ------------
Maryland - 4.6%
  Baltimore County RB (Golf Systems Project) Series
    2001 DN (M&T Bank Corp. LOC) (A-2)
    2.41%(b)                                           08/08/05      4,800       4,800,000
  Howard County RB (Glenelg Country School Project)
    Series 2001 DN (M&T Bank Corp. LOC) (A-1)
    2.33%(b)                                           08/08/05      3,425       3,425,000
  Maryland Community Development Administration
    Department of Housing & Community
    Development RB (Barrington Project) Series
    2003A AMT DN (FNMA Guaranty) (VMIG-1)
    2.34%(b)                                           08/08/05     29,725      29,725,000
  Maryland Community Development Administration
    Department of Housing & Community
    Development RB (Harbor City Project) Series
    1990C DN (Mercantile Bank LOC)
    2.40%(b)                                           08/08/05      3,230       3,230,000
  Maryland Community Development Administration
    Department of Housing & Community
    Development RB (Residential Project) Series
    2004I AMT DN (Lloyds Bank LOC)
    2.33%(b)                                           08/08/05     20,000      20,000,000
  Maryland Economic Development Corp. RB
    (Assisted Catholic Charities Project) Series 2004
    DN (Mercantile Bank LOC) (VMIG-1)
    2.33%(b)                                           08/08/05      3,935       3,935,000
  Maryland Economic Development Corp. RB
    (Associated Catholic, Inc. Project) Series 2002 DN
    (M&T Bank Corp. LOC) (VMIG-1)
    2.36%(b)                                           08/08/05      4,990       4,990,000
  Maryland Economic Development Corp. RB (Joe
    Corbis Pizza Project) Series 2000 AMT DN (M&T
    Bank Corp. LOC) (A-1)
    2.48%(b)                                           08/01/05      1,250       1,250,000
  Maryland Economic Development Corp. RB (John
    Schmitz Project) Series 2000E AMT DN (M&T
    Bank Corp. LOC) (A-1+)
    2.38%(b)                                           08/08/05      1,985       1,985,000
  Maryland Economic Development Corp. RB
    (Lithographing Co. Project) Series 2001 AMT DN
    (M&T Bank Corp. LOC) (A-1)
    2.48%(b)                                           08/08/05      3,170       3,170,000
  Maryland Economic Development Corp. RB
    (Mirage-Tucker LLC Facility Project) Series 2002
    DN (M&T Bank Corp. LOC) (VMIG-1)
    2.48%(b)                                           08/08/05      1,300       1,300,000

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Maryland Economic Development Corp. RB
    (Pharmaceutics International Project) Series
    2001A AMT DN (M&T Bank Corp. LOC) (A-1)
    2.48%(b)                                           08/08/05    $ 5,770    $  5,770,000
  Maryland Economic Development Corp. RB
    (Redrock LLC Facilities Project) Series 2002 DN
    (M&T Bank Corp. LOC) (VMIG-1)
    2.48%(b)                                           08/08/05      2,400       2,400,000
  Maryland Health & Higher Education Facilities
    Authority RB (Doctors Community Hospital
    Project) Series 1997 DN (M&T Bank Corp. LOC)
    (A-1)
    2.48%(b)                                           08/08/05      5,480       5,480,000
  Maryland Health & Higher Education Facilities
    Authority RB (Roland Park Country School
    Project) Series 2001 DN (M&T Bank Corp. LOC)
    (A-1)
    2.41%(b)                                           08/08/05      5,130       5,130,000
  Maryland Industrial Development Financing
    Authority RB (Brass Mill Road Project) Series
    1995 DN (M&T Bank Corp. LOC) (A-1)
    2.55%(b)                                           08/08/05        775         775,000
  Maryland Industrial Development Financing
    Authority RB (Patapsco Association Project)
    Series 1995 DN (M&T Bank Corp. LOC) (A-1)
    2.55%(b)                                           08/08/05      1,000       1,000,000
  Montgomery County Economic Development RB
    (Brooke Grove Foundation, Inc. Project) Series
    1998 DN (M&T Bank Corp. LOC) (A-1)
    2.48%(b)                                           08/08/05      4,430       4,430,000
  Montgomery County Housing Opportunity
    Community Single Family Mortgage RB Series
    2005 DN (Trinity Insurance, Merrill Lynch SBPA)
    (A-1, A-)
    2.42%(b)                                           08/08/05      3,430       3,430,000
  Montgomery County RB (Ivymount School, Inc.
    Facilities Project) Series 2000 DN (M&T Bank
    Corp. LOC) (A-1)
    2.41%(b)                                           08/08/05      2,700       2,700,000
  Prince Georges County RB (Parsons Paper
    Facilities Project) Series 1987 DN (M&T Bank
    Corp. LOC)
    3.15%(b)                                           08/01/05      3,300       3,300,000
  Washington County RB (Conservit, Inc. Facility
    Project) Series 2004 DN (M&T Bank Corp. LOC)
    2.48%(b)                                           08/08/05      2,400       2,400,000
  Wicomico County Economic Development RB
    (Plymouth Tube Co. Project) Series 1996 AMT DN
    (Bank One N.A. LOC) (VMIG-1)
    2.50%(b)                                           08/08/05      1,300       1,300,000

                                                                              ============
                                                                               115,925,000
                                                                              ------------
Massachusetts - 10.3%
  Foxborough GO Series 2005 BAN (MIG-1)
    2.75%                                              08/16/05      4,760       4,759,950
  Gill-Montague Regional School District GO Series
    2005 BAN (SP-1+)
    3.62%                                              07/28/06     11,430      11,521,820
  Hopkinton GO Series 2005 BAN (SP-1+)
    4.00%                                              08/09/06      2,880       2,911,046
  Massachusetts Developement Finance Agency RB
    (Boston University Project) Series 2002R-1 DN
    (Society General Liquidity Facility)
    2.38%(b)                                           08/08/05     52,300      52,300,000

                                                                              29

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Massachusetts (continued)
  Massachusetts Development Finance Agency RB
    (Boston University Project) Series 2002R-3 DN
    (Society General Liquidity Facility, XLCA
    Insurance)
    2.30%(b)                                           08/08/05    $39,700    $ 39,700,000
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project) Series
    1999R DN (Harvard University Guaranty)
    (A-1+, VMIG-1)
    2.13%(b)                                           08/08/05     47,590      47,590,000
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project) Series
    2000-BB DN (Harvard University Guaranty)
    (A-1+, VMIG-1)
    2.13%(b)                                           08/08/05     31,800      31,800,000
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project) Series
    2004GG-1 DN (Harvard University Guaranty)
    (A-1+, VMIG-1)
    2.13%(b)                                           08/08/05     46,100      46,100,000
  Milton GO Series 2005 BAN (MIG-1)
    3.25%                                              01/20/06      8,000       8,025,680
  Newton GO Series 2005 BAN (MIG-1)
    2.80%                                              08/15/05      2,800       2,800,643
  Waltman GO Series 2005 BAN (SP-1+, MIG-1)
    3.00%                                              11/15/05      3,035       3,038,963
  Watertown GO Series 2004 BAN (SP-1+, MIG-1)
    3.00%                                              11/09/05      6,230       6,244,814
  Worcester GO Series 2004A MB (AAA, Aaa)
    5.00%                                              08/15/05      3,540       3,544,686

                                                                              ============
                                                                               260,337,602
                                                                              ------------
Michigan - 4.4%
  Detroit Economic Development Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-90 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.42%(b)                                           08/08/05      2,500       2,500,000
  Detroit Economic Development Corp. RB (E.H.
    Association Ltd. Project) Series 2002 DN (Charter
    One Bank LOC)
    2.42%(b)                                           08/08/05      1,210       1,210,000
  Detroit Sewer & Disposal Authority RB Series 2001E
    MB (FGIC Insurance) (A-1+, MIG-1) 1.55%(b)         08/04/05      4,100       4,100,000
  Lakeville Community School District GO Series
    2005 BAN
    3.40%                                              06/30/06      2,000       2,009,744
  Michigan GO Series 2004A MB (SP-1+, MIG-1)
    3.50%                                              09/30/05     15,000      15,033,320
  Michigan Hospital Finance Authority RB (Crittenton
    Hospital Project) Series 2003A DN (Comercia
    Bank N.A. LOC) (VMIG-1)
    2.34%(b)                                           08/01/05      7,500       7,500,000
  Michigan Municipal Bond Authority RB (Detroit
    School District Project) Series 2005-A MB (J.P.
    Morgan Chase Bank LOC)
    3.75%                                              03/21/06      2,500       2,518,579
  Michigan Municipal Bond Authority RB Series
    2004B-2 BAN (J.P. Morgan Chase & Co. LOC)
    (SP-1+)
    3.00%                                              08/23/05     20,000      20,016,966
  Michigan Strategic Fund Limited Obligation RB
    (America Group LLC Project) Series 2000 AMT DN
    (Bank One N.A. LOC)
    2.50%(b)                                           08/08/05      3,200       3,200,000

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Michigan Strategic Fund Limited Obligation RB
    (Bayloff Properties Project) Series 1998 AMT DN
    (National City Bank N.A. LOC)
    2.55%(b)                                           08/08/05    $ 1,000    $  1,000,000
  Michigan Strategic Fund Limited Obligation RB
    (Conway Products Project) Series 2001 AMT DN
    (Comerica Bank N.A. LOC)
    2.50%(b)                                           08/08/05      2,120       2,120,000
  Michigan Strategic Fund Limited Obligation RB
    (G&B Tech LLC Project) Series 2005 AMT DN
    (Huntington Bank LOC)
    2.65%(b)                                           08/08/05      1,700       1,700,000
  Michigan Strategic Fund Limited Obligation RB
    (Hannah Technical Project) Series 2002 AMT DN
    (Comerica Bank N.A. LOC)
    2.50%(b)                                           08/08/05      4,000       4,000,000
  Michigan Strategic Fund Limited Obligation RB
    (K&K Management Co. Project) Series 2000 AMT
    DN (Huntington Bank LOC)
    2.63%(b)                                           08/08/05      1,000       1,000,000
  Michigan Strategic Fund Limited Obligation RB (Kay
    Screen Printing, Inc. Project) Series 2000 AMT
    DN (Bank One N.A. LOC)
    2.50%(b)                                           08/08/05      1,230       1,230,000
  Michigan Strategic Fund Limited Obligation RB
    (Midwest Glass Fabricators, Inc. Project) Series
    2001 DN (Bank of America N.A. LOC)
    2.65%(b)                                           08/08/05      2,455       2,455,000
  Michigan Strategic Fund Limited Obligation RB
    (PFG Enterprises, Inc. Project) Series 2001 AMT
    DN (Huntington National Bank LOC)
    2.63%(b)                                           08/08/05        570         570,000
  Michigan Strategic Fund Limited Obligation RB
    (Saginaw Production Corp. Project) Series 2001
    AMT DN (Comerica Bank N.A. LOC)
    2.50%(b)                                           08/08/05      2,745       2,745,000
  Michigan Strategic Fund Limited Obligation RB
    (Total Business Systems Project) Series 1998
    AMT DN (Comerica Bank N.A. LOC)
    2.50%(b)                                           08/08/05      2,310       2,310,000
  Michigan Strategic Fund Limited RB (Agritek
    Industries, Inc. Project) Series 2005 DN (National
    City Bank LOC)
    2.49%(b)                                           08/08/05      2,250       2,250,000
  Midland County Economic Development RB (Merrill
    Lynch P-Floats Trust Receipts) Series 2005-PT-2887
    AMT DN (Merrill Lynch & Co. SBPA) (AA, F1+)
    2.44%(b)                                           08/08/05     11,045      11,045,000
  Oakland County Economic Development Corp.
    (Exhibit Enterprises, Inc. Project) Series 2004
    AMT DN (Commerce Bank LOC)
    2.50%(b)                                           08/08/05      6,135       6,135,000
  Oakland County Educational Limited Obligation RB
    Series 2000 AMT DN (Bank One N.A. LOC)
    2.50%(b)                                           08/08/05      4,800       4,800,000
  Zeeland Hospital Finance Authority RB (Zeeland
    Community Hospital Project) Series 2004 DN
    (Huntington National Bank LOC) (A-1)
    2.50%(b)                                           08/08/05      9,975       9,975,000

                                                                              ============
                                                                               111,423,609
                                                                              ------------
Minnesota - 1.0%
  Becker IDRB (Plymouth Foam Project) Series 2004
    AMT DN (Amsouth Bancorp. LOC)
    2.52%(b)                                           08/08/05      2,500       2,500,000

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Minnesota (continued)
  Dakota County RB (Merrill Lynch P-Float Trust
    Receipts) Series 2005-061 AMT DN (Landesbank
    SBPA) (Aaa, VMIG-1)
    2.42%(b)                                          08/08/05    $14,760    $ 14,760,000
  Minneapolis GO (Convention Center Project) Series
    2004A DN (Dexia Bank SBPA, Suntrust Bank LOC)
    (A-1+, VMIG-1)
    2.20%(b)                                          08/08/05        600         600,000
  Minnesota Higher Education Facilities Authority RB
    (Carleton College Project) Series 2000G DN
    (Wells Fargo Bank LOC) (VMIG-1)
    2.20%(b)                                          08/08/05      1,600       1,600,000
  Plymouth IDRB (Scoville Press, Inc. Project) Series
    1994 DN (Wells Fargo Bank LOC)
    2.45%(b)                                          08/08/05      1,470       1,470,000
  Winona Independant School District No. 861 GO
    Series 2004A
    3.00%(b)                                          08/08/05      3,590       3,590,626

                                                                             ============
                                                                               24,520,626
                                                                             ------------
Mississippi - 0.2%
  Mississippi Business Finance Corp. RB (Mississippi
    Baking Co. LLC Project) Series 1995 DN (M&T
    Bank Corp. LOC)
    2.48%(b)                                          08/08/05      3,060       3,060,000
  Mississippi Business Finance Corp. RB (Utilities
    Optimization Project) Series 2002A AMT DN
    (Hibernia Bank LOC)
    2.49%(b)                                          08/08/05      1,000       1,000,000

                                                                             ============
                                                                                4,060,000
                                                                             ------------
Missouri - 0.5%
  Bridgeton IDRB (Gold Dust LLC Project) AMT DN
    (Commerce Bank N.A. LOC)
    2.52%(b)                                          08/08/05      1,125       1,125,000
  Kansas City Municipal Assistance Corp. (Merrill
    Lynch P-Floats Trust Receipts) RB Series
    2005PZ-53 DN (Merrill Lynch & Co. SBPA)
    (AAA, F1+)
    2.41%(b)                                          08/08/05      1,940       1,940,000
  St. Charles County IDRB (Austin Machine Co.
    Project) Series 2003A DN (Bank of America N.A.
    LOC)
    2.47%(b)                                          08/08/05      1,920       1,920,000
  St. Charles County IDRB (Patriot Machine, Inc.
    Project) Series 2002 AMT DN (U.S. Bank N.A.
    LOC)
    2.49%(b)                                          08/08/05      3,355       3,355,000
  St. Louis IDRB Series 2005A DN (M&I Bank LOC)
    2.47%(b)                                          08/08/05      3,480       3,480,000

                                                                             ============
                                                                               11,820,000
                                                                             ------------
Montana - 0.1%
  Montana Housing Board RB (Wachovia Merlots
    Trust Receipts) Series 2002A-19 AMT DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    2.42%(b)                                          08/08/05      2,165       2,165,000
                                                                             ------------
Multi-State - 11.1%
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004-2029 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    2.46%(b)(c)                                       08/08/05     27,660      27,660,000
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004-2121 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    2.46%(b)(c)                                       08/04/05     19,180      19,180,000

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Multi-State (continued)
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004-2437 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    2.44%(b)                                          08/08/05    $18,255    $ 18,255,000
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004 AMT DN
    (Merrilly Lynch & Co. Guaranty) (A-1, VMIG-1)
    2.42%(b)(c)                                       08/08/05      2,500       2,500,000
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2005-2508 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    2.46%(b)                                          08/08/05      4,270       4,270,000
  Clipper Tax-Exempt Certificates Trust RB (Certified
    Partner Multi-State Project) Series 2004-11 AMT
    DN (Bayeriche, FSA Insurance, Trinity Guaranty)
    (VMIG-1)
    2.48%(b)                                          08/08/05     34,065      34,065,000
  Municipal Securities Pool Trust Receipts RB Series
    2004-17 DN (Multiple Insurances) (A-1+)
    2.48%(b)(c)                                       08/08/05     64,525      64,525,000
  Municipal Securities Pool Trust Receipts RB Series
    2004-18 DN (Societe General SBPA) (A-1+)
    2.48%(b)(c)                                       08/08/05     46,205      46,205,000
  Municipal Securities Pool Trust Receipts RB Series
    2004-19 DN (AMBAC, FGIC, FSA Insurance,
    Societe Generale SBPA) (A-1+)
    2.48%(b)(c)                                       08/08/05      1,625       1,625,000
  MuniMae Tax Exempt Board Subsidary LLC Series
    2004 AMT DN (Merrill Lynch & Co. Guaranty)
    (A-1)
    2.46%(b)(c)                                       08/08/05     28,530      28,530,000
  MuniMae Tax Exempt Board Subsidiary LLC Series
    2005 AMT DN (Merrill Lynch & Co. Guaranty)
    2.46%(b)(c)                                       08/08/05     22,660      22,660,000
  MuniMae Trust RB (Merrill Lynch P-Float Trust
    Receipts) Series 2002 PT-617 AMT DN (Merrill Lynch Capital Services SBPA)
    (A-1)
    2.42%(b)(c)                                       08/08/05      8,360       8,360,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    2.48%(b)                                          08/08/05      2,300       2,300,000

                                                                             ============
                                                                              280,135,000
                                                                             ------------
New Hampshire - 0.0%
  New Hampshire Business Finance Authority
    Industrial Facilities RB (Felton Brush, Inc.
    Project) Series 1997 AMT DN (KeyBank N.A. LOC)
    (VMIG-1)
    2.49%(b)                                          08/08/05      1,250       1,250,000
                                                                             ------------
New Jersey - 0.6%
  Hudson County Improvement Authority RB
    (Essential Purpose Pooled Government Project)
    Series 1986 DN (Bank of New York LOC)
    2.29%(b)                                          08/08/05      3,300       3,299,999
  Middle Township GO Series 2005 BAN
    4.00%                                             07/21/06      6,190       6,259,668
  Middlesex County Improvement Authority RB
    (Woodbridge Township Guaranteed Project)
    Series 2004 MB
    3.50%                                             12/22/05      5,000       5,025,870

                                                                              31

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
New Jersey (continued)
  New Jersey Economic Development Authority RB
    (Somerset Hills YMCA Project) Series 2003 DN
    (Commerce Bank N.A. LOC)
    2.38%(b)                                           08/08/05    $   100    $    100,000

                                                                              ============
                                                                                14,685,537
                                                                              ------------
New Mexico - 0.1%
  Dona Ana County IDRB (Merryweath Project) Series
    1998 AMT DN (First Merit Bank N.A. LOC)
    2.62%(b)                                           08/08/05      1,435       1,435,000
                                                                              ------------
New York - 4.9%
  City of New York Municipal Water Finance Authority
    RB (Water & Sewer System Project) Series 1994G
    DN (FGIC Insurance) (A-1+, VMIG-1)
    2.26%(b)                                           08/01/05      4,000       4,000,000
  Clipper Tax-Exempt Certificates Trust RB (Certified
    Partner Multi-State Project) Series 2005-7 DN
    (FGIC & MBIA Insurance, State Street Bank &
    Trust SBPA) (A-1+, VMIG-1)
    2.45%(b)                                           08/08/05     13,400      13,400,000
  Dormitory Authority of the State of New York RB
    (Teresian House Housing Corp. Project) Series
    2003 DN (Lloyds Bank LOC) (A-1+)
    2.30%(b)                                           08/08/05        315         315,000
  Lancaster IDRB (Jiffy Tite Co., Inc. Project) Series
    1997 AMT DN (Key Bank N.A. LOC)
    2.49%(b)                                           08/08/05      1,225       1,225,000
  Metropolitan Pier & Exposition Authority RB (Bear
    Stearns Trust Certificates) Series 2005A-224 DN
    (MBIA Insurance, Bear Stearns Capital Markets
    Liquidity Facility) (VMIG-1)
    2.55%(b)(c)                                        08/08/05      3,900       3,900,000
  Metropolitan Pier & Exposition Authority RB (RTOC
    Trust Receipts) Series 2005Z-1 DN (MBIA
    Insurance, Goldman Sachs Liquidity Facility)
    (A-1, AAA)
    2.42%(b)                                           08/08/05      4,000       4,000,000
  Nassau County IDRB Series 2004-MT-010 AMT DN
    (Merrill Lynch & Co. Guaranty) (F-1+)
    2.43%(b)                                           08/08/05     13,245      13,245,000
  New York City Transitional Finance Authority RB
    (Future Tax Secured Bonds Project) Series
    1999B-3 DN (Banc One LOC)
    2.30%(b)                                           08/08/05     36,655      36,655,000
  New York Housing Finance Agency RB (10 Barclay
    Street Project) Series 2004A DN (Federal
    National Mortgage Association Guaranty)
    (VMIG-1)
    2.30%(b)                                           08/08/05     20,000      20,000,000
  New York Housing Finance Agency RB (Theatre Row
    Housing Project) Series 2002A AMT DN (Hypover-
    insbank LOC) (VMIG-1)
    2.55%(b)                                           08/08/05     14,800      14,800,000
  New York Housing Finance Agency RB (Theatre Row
    Tower Project) Series 2001 AMT DN (Hypover-
    insbank LOC) (VMIG-1)
    2.55%(b)                                           08/08/05      2,600       2,600,000
  New York State Power Authority GO Series 1985 MB
    (Credit Locale de France LOC) (A-1+, MIG-1)
    2.15%                                              09/01/05      5,500       5,500,000
  Newburgh Charter Mac Multi-Family Housing RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2041-2504 AMT DN (Merrill Lynch & Co. Guaranty)
    2.46%(b)                                           08/08/05      3,225       3,225,000

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Ulster IDRB (Viking Industries, Inc. Project) Series
    1998A AMT DN (KeyBank N.A. LOC)
    2.49%(b)                                           08/08/05    $ 1,505    $  1,505,000

                                                                              ============
                                                                               124,370,000
                                                                              ------------
North Carolina - 1.1%
  Buncombe County IDRB (Lustar Dyeing, Inc.
    Project) Series 1998 AMT DN (Wachovia Bank
    N.A. LOC)
    2.49%(b)                                           08/08/05      1,995       1,995,000
  Mecklenburg County Industrial Facilities PCRB
    (Peidmont Plastics Project) Series 1997 AMT DN
    (Branch Banking & Trust Co. LOC) (Aa3, VMIG-1)
    2.45%(b)                                           08/08/05      1,530       1,530,000
  North Carolina GO Series 2002B DN (Wachovia
    Bank LOC) (A-1, VMIG-1)
    2.32%(b)                                           08/08/05      4,750       4,750,000
  North Carolina Ports Authority Exempt Facilities RB
    (Wilmington Bulk LLC Project) Series 2001A AMT
    DN (Branch Banking & Trust Co. LOC) (VMIG-1)
    2.45%(b)                                           08/08/05      1,410       1,410,000
  Rutherford County Industrial Facilities PCRB
    (Thieman Metal Technology Project) Series 1998
    AMT DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    2.45%(b)                                           08/08/05      2,100       2,100,000
  Sampson County Industrial Facilities PCRB (Dubose
    Strapping, Inc. Project) Series 2003 AMT DN
    (Wachovia Bank N.A. LOC)
    2.49%(b)                                           08/08/05      2,880       2,880,000
  Wake County GO Series 2004A MB (Landesbank
    Hessen-Thuringen Girozentrale SBPA)
    (A-1+, MIG-1)
    4.00%                                              04/01/06      7,000       7,059,372
  Wake County Housing Finance Authority RB (Casa
    Melvid Multi Family Housing Project) Series
    2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
    2.45%(b)                                           08/08/05      3,500       3,500,000
  Washington County Industrial Facilities PCRB
    (Mackey's Ferry Sawmill, Inc. Project) Series
    1997 AMT DN (Wachovia Bank N.A. LOC)
    2.44%(b)                                           08/08/05      2,200       2,200,000

                                                                              ============
                                                                                27,424,372
                                                                              ------------
North Dakota - 0.3%
  Mercer County Solid Waste Disposal RB (National
    Rural Utilities United Power Project) Series
    1993U AMT MB (National Rural Utilities LOC)
    (A-1, P-1)
    2.90%(b)                                           08/08/05      5,600       5,600,000
  Mercer County Solid Waste Disposal RB (National
    Rural Utilities United Power Project) Series
    1995A AMT MB (National Rural Utilities LOC)
    (A-1)
    2.30%                                              09/01/05      2,300       2,300,000

                                                                              ============
                                                                                 7,900,000
                                                                              ------------
Ohio - 5.4%
  American Municipal Power, Inc. GO (Bowling Green
    Projects) Series 2004 BAN
    2.35%                                              12/01/05      2,903       2,903,000
  American Municipal Power, Inc. GO (City of Shelby
    Project) Series 2004 BAN
    2.30%                                              11/17/05      1,625       1,625,000

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  American Municipal Power, Inc. GO (Gorsuch
    Station Project) Series 2005-A DN
    2.85%(b)                                          08/08/05    $ 2,500    $ 2,500,000
  American Municipal Power, Inc. GO (Oberlin
    Project) Series 2004 BAN
    2.45%                                             12/08/05      1,200      1,200,000
  American Municipal Power, Inc. GO (St. Mary's
    Project) Series 2004 BAN
    1.90%                                             10/06/05      1,000      1,000,000
  American Municipal Power, Inc. RB (Ohio Inc.
    Project) Series 2004 BAN
    2.00%                                             11/03/05      6,370      6,370,000
  Ashtabula County IDRB (Brighton Manor, Inc.
    Project) Series 1986 AMT DN (KeyBank N.A. LOC)
    2.49%(b)                                          08/08/05      2,300      2,300,000
  Avon GO Series 2004 BAN
    1.90%                                             09/29/05        900        900,355
  Avon GO Series 2005 BAN
    2.80%                                             04/13/06      1,125      1,126,910
  Avon Lake Water System RB Series 2005 MB
    3.00%                                             10/01/05        315        315,230
  Bedford Heights GO Series 2004-2 BAN
    1.95%                                             09/29/05        400        400,191
  Butler County GO Series 2004D BAN
    2.75%                                             09/22/05      4,295      4,301,860
  Butler Hospital Facilities RB (Ucpha, Inc. Project)
    Series 2004 DN (Huntington Capital LOC) (A-1)
    2.50%(b)                                          08/08/05     11,750     11,750,000
  Champaign County IDRB (Allied Signal, Inc. Project)
    Series 1998 DN (A-1)
    2.65%(b)                                          08/08/05      1,000      1,000,000
  Cincinnati City School District GO (School Energy
    Conservation Project) Series 2004 BAN
    (SP-1+, MIG-1)
    2.50%                                             09/09/05      2,500      2,502,365
  Cleveland Airport System RB (Stars Certificates
    Project) Series 2004 DN (Banque Nationale de
    Paribas LOC) (VMIG-1)
    2.41%(b)                                          08/08/05         10         10,000
  Columbus City School District GO Series 2004C-29
    MB (Aaa)
    1.70%                                             09/16/05      3,170      3,170,000
  Columbus Regional Airport Authority RB (Capital
    Funding Project) Series 2004 DN (U.S. Bank N.A.
    LOC) (VMIG-1)
    2.35%(b)                                          08/08/05        900        900,000
  Columbus Regional Airport Authority RB Series
    2005 DN (U.S. Bank N.A. LOC) (AA1, VMIG-1)
    2.35%(b)                                          08/08/05      8,100      8,100,000
  Cuyahoga County Civic Facility RB (Orion Services,
    Inc. Project) Series 2001 DN (Bank One N.A. LOC)
    2.45%(b)                                          08/08/05        350        350,000
  Cuyahoga County Economic Development RB
    (Berea Children's Home Project) Series 2000 DN
    (Huntington National Bank LOC) (VMIG-1)
    2.53%(b)                                          08/08/05      1,025      1,025,000
  Cuyahoga County Economic Development RB
    (Cleveland Botanical Garden Project) Series 2001
    DN (Allied Irish Bank LOC) (VMIG-1)
    2.36%(b)                                          08/08/05        635        635,000
  Cuyahoga County GO (Capital Improvement Project)
    Series 2000 MB
    5.00%                                             12/01/05        410        413,278

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Defiance County GO Series 2005 MB
    4.00%                                             07/27/06    $ 1,700    $ 1,718,747
  Delaware County Economic Development RB (The
    Columbus Zoological Park Associates, Inc.
    Project) Series 2003 DN (Huntington National
    Bank LOC)
    2.55%(b)                                          08/08/05      2,000      2,000,000
  Delaware County IDRB (Air Waves, Inc. Project)
    Series 1995 DN (KeyBank N.A. LOC)
    2.49%(b)                                          08/08/05        400        400,000
  Drake County GO Series 2005 BAN
    3.75%                                             01/05/06      1,200      1,205,546
  Erie County IDRB (Brighton Manor Co. Project)
    Series 1986 AMT DN (KeyBank N.A. LOC)
    2.49%(b)                                          08/08/05      4,200      4,200,000
  Franklin County Economic Development RB
    (Dominican Sisters Project) Series 1994 DN (Fifth
    Third Bank N.A. LOC)
    2.42%(b)                                          08/04/05      1,060      1,060,000
  Gateway Economic Development Corp. RB
    (Cleveland Excise Tax Project) Series 2001 MB
    (FSA Insurance)
    5.12%                                             09/01/05      3,250      3,259,434
  Geauga County GO Series 2004 BAN
    1.80%                                             08/30/05      1,000      1,000,156
  Hamilton County Economic Development RB (Taft
    Museum Project) Series 2002 DN (Fifth Third
    Bank N.A. LOC)
    2.35%(b)                                          08/08/05        200        200,000
  Huber Heights GO (Water System Project) Series
    2005-C BAN
    2.50%                                             11/01/05      1,623      1,623,597
  Huber Heights GO (Water Systems Improvement
    Project) Series 2005 MB
    3.25%                                             11/01/05      5,665      5,674,073
  Licking County GO Series 2005 BAN
    2.90%                                             01/25/06      1,480      1,483,158
  Lucas County Economic Development RB (Maumee
    Valley Country Day School Project) Series 1998
    AMT DN (American National Bank & Trust Co. LOC)
    3.31%(b)                                          08/08/05      1,575      1,575,000
  Lucas County IDRB (Conforming Matrix Corp.
    Project) Series 1999 AMT DN (Sky Bank LOC)
    3.31%(b)                                          08/08/05      1,075      1,075,000
  Mahoning County IDRB (Serra Land Project) Series
    1997 AMT DN (KeyBank N.A. LOC)
    2.49%(b)                                          08/08/05      1,185      1,185,000
  Marysville GO (Sewer Notes Project) Series 2005
    MB
    3.75%                                             08/25/05      1,125      1,125,637
  Montgomery County GO Series 2005 BAN
    3.00%                                             12/01/05      1,605      1,608,567
  Muskingum County GO Series 2004 BAN
    2.59%                                             11/22/05      1,000      1,001,180
  North Canton GO Series 2005 BAN
    4.00%(b)                                          08/08/05        548        553,573
  North Olmstead GO (Capital Improvement Project)
    Series 2005 MB
    3.03%                                             05/03/06      1,750      1,753,204
  Ohio Higher Educational Facility Community RB
    Series 1999 DN (Fifth Third Bank N.A. LOC)
    2.40%(b)                                          08/08/05        185        185,000

                                                                              33

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                    PAR
                                                      MATURITY     (000)        VALUE
                                                     ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Ohio Higher Educational Facility RB (Cedarville University Project) Series
    2004 DN (KeyBank N.A.
    LOC)
    2.42%(b)                                         08/08/05    $ 1,070    $  1,070,000
  Ohio Housing Finance Agency Mortgage RB
    (Merlots Project) Series 2005A-10 AMT MB
    (Wachovia Bank SBPA)
    2.80%                                            06/28/06      7,800       7,800,000
  Ohio Housing Finance Agency Mortgage RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-78 DN (Wachovia Bank N.A. LOC) (VMIG-1)
    2.42%(b)                                         08/08/05      1,400       1,400,000
  Ohio Water Development & Solid Waste Facilities
    RB (Pel Technologies LLC Project) Series 2002
    AMT DN (KeyBank N.A. LOC) (VMIG-1)
    2.42%(b)                                         08/08/05      4,000       4,000,000
  Pataskala GO Series 2005 BAN
    2.95%                                            02/23/06      1,495       1,499,118
  Pepper Pike GO Series 2005 BAN
    3.00%                                            06/22/06      1,000       1,001,732
  Sandusky County IDRB (Brighton Manor Co.
    Project) Series 1986 AMT DN (Bank One N.A.
    LOC) (VMIG-1)
    2.49%(b)                                         08/08/05      2,800       2,800,000
  Seneca County GO Series 2004 BAN
    2.35%                                            12/01/05        980         980,962
  Summit County IDRB (J&P Capital Project) Series
    2001 AMT DN (Sky Bank LOC)
    2.79%(b)                                         08/08/05      1,690       1,690,000
  Tallamadge Recreation Import GO (Seasongood &
    Mayer LLC Project) Series 2005 MB (First Merit
    Bank N.A. LOC)
    3.25%                                            03/13/06      1,950       1,958,160
  Toledo GO Certificates Trust Series 2004-18 MB
    (FGIC Insurance, State Aid Withholding Guaranty,
    ABN AMRO SBPA) (VMIG-1)
    2.65%                                            09/28/05     11,995      11,995,000
  Trumbull County IDRB (Ellwood Engineered Project)
    Series 2004 AMT DN (KeyBank LOC)
    2.49%(b)                                         08/08/05      1,800       1,800,000
  Union County GO (Memorial Hospital
    Improvements) Series 2005 MB
    3.75%                                            04/11/06      4,075       4,102,474
  University of Cincinatti RB Series 2004 DN (AMBAC
    Insurance, Bayerische Landesbank Girozentrale
    SBPA) (A-1+, VMIG-1)
    2.33%(b)                                         08/08/05      1,000       1,000,000
  University of Toledo RB (Societe Generale Trust
    Receipts) Series 2001 SGA-125 DN (FGIC
    Insurance, Societe Generale Liquidity Facility)
    (A-1+)
    2.37%(b)                                         08/08/05        100         100,000
  Wood County Economic Development RB (Sun Seed
    Holding Co., Inc. Project) Series 2001A AMT DN
    (Sky Bank LOC)
    3.31%(b)                                         08/08/05        590         590,000
  Wood County IDRB (Hammill Manufacturing
    Project) Series 2001 AMT DN (Sky Bank LOC)
    3.31%(b)                                         08/08/05        630         630,000
  Wood County RB (Toledo YMCA Facilities
    Improvement Project) Series 1998 DN (Sky Bank
    LOC)
    3.31%(b)                                         08/08/05      3,320       3,320,000

                                                                            ============
                                                                             136,422,507
                                                                            ------------

                                                                    PAR
                                                      MATURITY     (000)        VALUE
                                                     ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Oklahoma - 1.1%
  Canadian County Home Financing Authority RB
    (Merrill Lynch P-Float Trust Receipts,
    Multi-Family Housing Project) Series 2003
    PT-1885 AMT DN (Merrill Lynch Captial Services
    SBPA) (F-1+, AA-)
    2.46%(b)                                         08/08/05    $ 4,650    $  4,650,000
  Muskogee Transport Authority IDRB (Metals USA,
    Inc. Project ) Series 1998 AMT DN
    (Bank One N.A. LOC)
    2.50%(b)                                         08/08/05      2,850       2,850,000
  Oklahoma City IDRB Series 1998 AMT DN (Bank
    One N.A. LOC)
    2.50%(b)                                         08/04/05      1,880       1,880,000
  Oklahoma County Finance Authority Multi Family
    Housing RB (Sail Association LLC Project) Series
    2004 AMT DN (Federal Home Loan Bank
    Guaranty) (A-1+)
    2.43%(b)                                         08/08/05      6,900       6,900,000
  Oklahoma Development Finance Authority GO
    (ConocoPhillips Co. Project) Series 2003 MB
    (A-2, VMIG-2)
    2.42%                                            12/01/05      9,000       9,000,000
  Oklahoma Development Finance Authority RB
    (ConocoPhillips Co. Project) Series 2002B DN
    (ConocoPhillips Guaranty) (A-2, VMIG-2)
    2.56%(b)                                         08/08/05      2,500       2,500,000

                                                                            ============
                                                                              27,780,000
                                                                            ------------
Oregon - 1.6%
  Oregon Housing & Community Services RB
    (P-Floats Project) Series 2005-PT-2879 DN
    (Merrill Lynch Capital Services SBPA)
    2.46%(b)                                         08/08/05     24,495      24,495,000
  Portland Airport RB (Merrill Lynch P-Floats Trust
    Receipts) Series 2005-149 AMT DN
    2.45%(b)                                         08/08/05      4,665       4,665,000
  State of Oregon GO (Veterans Welfare Project)
    Series 1985G DN (Morgan Guaranty Trust LOC)
    (A-1, VMIG-1)
    2.30%(b)                                         08/08/05     12,400      12,400,000

                                                                            ============
                                                                              41,560,000
                                                                            ------------
Pennsylvania - 4.1%
  Harrisburg Authority School RB (Harrisburg
    Project) Series 2003 DN (AMBAC Insurance,
    Westdeutsche Landesbank Girozentrale Liquidity
    Facility) (A-1+)
    2.33%(b)                                         08/08/05     61,700      61,700,000
  Lancaster County Hospital Authority RB (Health
    Center-Masonic Homes Project) Series 1996 DN
    (Wachovia Bank LOC) (VMIG-1)
    2.34%(b)                                         08/08/05      5,400       5,400,000
  North Pocono School District GO Series 2003-8 DN
    (ABN-AMRO Bank N.V. SBPA, FGIC Insurance)
    (F-1+)
    2.36%(b)                                         08/08/05        400         400,000
  Pennsylvania Economic Development Financing
    Authority RB (Sunoco, Inc. Project) Series 2004A
    AMT DN (Sunoco, Inc. Guaranty) (A-2, P-2)
    2.62%(b)                                         08/08/05      4,400       4,400,000
  Pennsylvania Economic Development Financing
    Authority Waste Water Treatment RB (Sunoco,
    Inc. R&M Project) Series 2004B DN (Sunoco Inc.
    Guaranty) (A-2)
    2.51%(b)                                         08/08/05      8,500       8,500,000

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                       PAR
                                                         MATURITY     (000)        VALUE
                                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
  Pennsylvania Higher Educational Assistance Agency
    Student Loan RB Series 1988C AMT DN Sallie
    Mae LOC) (A-1+, VMIG-1)
    2.41%(b)                                            08/08/05    $ 5,100    $  5,100,000
  Pennsylvania Higher Educational Assistance Agency
    Student Loan RB Series 2001B AMT DN (Multiple
    LOCs) (VMIG-1)
    2.38%(b)                                            08/08/05      2,350       2,350,000
  Pennsylvania Higher Educational Assistance Agency
    Student Loan RB Series 2002A AMT DN (FSA
    Insurance) (A-1+, VMIG-1)
    2.44%(b)                                            08/08/05      1,000       1,000,000
  Pennsylvania Higher Educational Facilities
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 MT-042 DN (Lloyds Bank
    LOC, Merrill Lynch Capital Services SBPA) (F-1+)
    2.39%(b)                                            08/08/05         45          45,000
  Philadelphia Authority IDRB (Airport Project) Series
    2005C AMT DN (MBIA Insurance, JP Morgan
    Chase SBPA) (A-1+, VMIG-1)
    2.40%(b)                                            08/08/05      1,000       1,000,000
  Philadelphia Authority IDRB (Inglis Housing Project)
    Series 1997 MB (Morgan Guaranty Trust LOC)
    (A-1+)
    2.70%                                               01/03/06     13,600      13,596,858

                                                                               ============
                                                                                103,491,858
                                                                               ------------
South Carolina - 1.0%
  Greenwood County Exempt Facility IDRB Series
    2004 AMT DN (Fuji Photo Film Co. Guaranty)
    (A-1+)
    2.51%(b)                                            08/08/05      9,700       9,700,000
  Piedmont Municipal Power Agency RB (Merrill
    Lynch P-Float Trust Receipts, Electric Co.
    Project) Series 2005PZ-64 DN (AMBAC
    Insurance, Merrill Lynch SBPA)
    2.41%(b)                                            08/08/05      5,835       5,835,000
  South Carolina GO Series 2001A MB
    5.00%                                               01/01/06        250         252,306
  South Carolina Jobs Economic Development
    Authority RB (Ellcon National, Inc. Project) Series
    1998B AMT DN (Wachovia Bank N.A. LOC)
    2.44%(b)                                            08/08/05      1,765       1,765,000
  South Carolina Jobs Economic Development
    Authority RB (Holcim U.S., Inc. Project) Series
    2003 AMT DN (Comercia Bank N.A. LOC) (A-1)
    2.50%(b)                                            08/08/05      6,250       6,250,000
  South Carolina Jobs Economic Development
    Authority RB (Synthetics International, Inc.
    Project) Series 1995 AMT DN (Southtrust Bank
    LOC)
    2.44%(b)                                            08/08/05        700         700,000

                                                                               ============
                                                                                 24,502,306
                                                                               ------------
South Dakota - 0.3%
  South Dakota Housing Development Authority
    Single Family RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 PT-907 DN (FGIC
    Insurance, Merrill Lynch & Co. SBPA) (VMIG-1)
    2.42%(b)                                            08/08/05      3,180       3,180,000
  South Dakota Housing Development Authority
    Single Family RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 PT-957 DN (Merrill Lynch
    & Co. Guaranty) (VMIG-1)
    2.42%(b)                                            08/08/05      4,645       4,645,000

                                                                               ============
                                                                                  7,825,000
                                                                               ------------

                                                                       PAR
                                                         MATURITY     (000)        VALUE
                                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Tennessee - 0.7%
  Chattanooga IDRB Series 1997 DN (M&T Bank LOC)
    2.49%(b)                                            08/08/05    $ 2,290    $  2,290,000
  Coffee County IDRB (Comtec Polymers Inc., Project)
    Series 1997 AMT DN (Bank of America LOC)
    2.53%(b)                                            08/08/05        825         825,000
  Grundy County IDRB (Toyota Seat Project) Series
    2001 AMT DN (Comerica Bank N.A. LOC)
    2.55%(b)                                            08/08/05      3,325       3,325,000
  Metropolitan Government of Nashville & Davidson
    County Health & Education Facilities Board RB
    (Ascension Health Credit Project) Series 2001B-1
    MB (A-1+, MIG-1)
    1.65%                                               08/03/05      4,000       4,000,000
  Metropolitan Government of Nashville & Davidson
    County IDRB (Family LLC Project) Series 2002
    AMT DN (SunTrust Bank LOC) (F-1+)
    2.45%(b)                                            08/08/05      3,000       3,000,000
  Morristown IDRB (Petoskey Plastic Project) Series
    1999 AMT DN (Comerica Bank N.A. LOC)
    2.55%(b)                                            08/08/05      3,270       3,270,000

                                                                               ============
                                                                                 16,710,000
                                                                               ------------
Texas - 16.4%
  Alief Independent School District GO Series 2001
    MB (PSF Guaranty)
    5.00%                                               02/15/06      2,095       2,121,895
  Austin Airport Systems RB Series 2000J AMT DN
    (MBIA Insurance, Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.42%(b)                                            08/08/05      3,000       3,000,000
  Austin Housing Financial Corp. (Merrill Lynch
    P-Float Trust Receipts) Series 2005 PT-2578 AMT
    DN (Merrill Lynch & Co Guaranty Services)
    2.46%(b)                                            08/08/05     14,775      14,775,000
  Brazos Industrial Development Corp.
    Environmental Facilities RB (ConocoPhillips Co.
    Project) Series 2003 AMT DN (A-2, VMIG-2)
    1.80%(b)                                            08/01/05      5,500       5,500,000
  Brazos River Harbor Navigation RB (Dow Chemical
    Project) Series 2005 DN
    2.48%(b)                                            08/10/05      3,500       3,500,000
  Brazos River IDRB (ConocoPhillips Project) Series
    2003 MB
    2.98%                                               08/08/05      9,800       9,800,000
  Coldspring-Oakhurst Independent School District
    GO Series 1996 MB
    5.25%                                               02/15/06        460         466,340
  Dallas Fort Worth International Airport RB Series
    2003A-34 AMT DN (FSA Insurance, Wachovia
    Bank N.A. LOC) (VMIG-1)
    2.42%(b)                                            08/08/05      4,995       4,995,000
  East Housing Finance Corp. Multi-Family RB
    (Merrill Lynch Trust Receipts) Series 2005-PT
    2952 AMT DN (Merrill Lynch & Co. SBPA)
    2.67%(b)                                            08/08/05      4,315       4,315,000
  El Paso Certificates of Obligation Series 2000 MB
    (FSA Insurance) (Aaa, AAA)
    5.50%                                               08/15/05        250         250,245
  Gulf Coast Waste Disposal Authority Environmental
    Facilities RB (Air Products Project) Series 2004
    AMT DN (A-1)
    2.42%(b)                                            08/08/05      3,050       3,050,000
  Gulf Coast IDRB (Cinergy Solutions Project) Series
    2004 AMT DN (A-2, VMIG-2)
    2.59%(b)                                            08/08/05     20,900      20,900,000

                                                                              35

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Gulf Coast Waste Disposal Authority RB (Air
    Products Project) Series 1999 AMT DN
    (A-1, VMIG-1)
    2.42%(b)                                          08/08/05    $10,000    $ 10,000,000
  Harlingen Waterworks & Sewer System RB Series
    1995 MB (MBIA Insurance) (Aaa, AAA)
    5.25%                                             11/01/05        300         301,920
  Houston Housing Finance Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004 PT-2101 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    2.46%(b)                                          08/08/05      4,985       4,985,000
  Houston Housing Finance Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series 2005 PT-2597 AMT
    DN (Merrill Lynch & Co. Guaranty)
    2.46%(b)                                          08/08/05     10,455      10,455,000
  Houston Independent School District GO (School
    Building Project) Series 2003 DN (PSF Guaranty,
    J.P. Morgan & State Street Bank SBPA)
    (A-1+, VMIG-1)
    2.35%(b)                                          08/08/05     79,565      79,565,000
  Lower Neches Valley Authority IDRB (Exxonmobil
    Project) Series 2001B AMT DN (A-1+, VMIG-1)
    2.23%(b)                                          08/01/05     56,555      56,555,000
  Montgomery County IDRB (Sawyer Research
    Products, Inc. Project) Series 1995 AMT DN
    (KeyBank N.A. LOC)
    2.50%(b)                                          08/08/05        766         766,500
  Northside Independent School District GO (School
    Building Project) Series 2005 MB (Depfa Bank
    SBPA) (A-1+, VMIG-1)
    2.85%                                             06/15/06     11,200      11,200,000
  Panhandle Regional Housing Finance RB Series 2004
    PT-2086 AMT DN (Merrill Lynch & Co. Guaranty)
(F-1+)
    2.46%(b)                                          08/08/05      3,365       3,365,000
  San Antonio Electric & Gas Systems RB (Jr. Lien
    Project) Series 2004 MB (Banque Nationale de
    Paribas SBPA) (A-1+, MIG-1)
    2.20%                                             12/01/05     11,000      11,000,000
  San Marcos IDRB (TB Woods Inc. Project) Series
    1999 AMT DN (M&T Bank LOC)
    2.49%(b)                                          08/08/05      3,000       3,000,000
  San Marcos Independent School District GO Series
    2004C-23 MB (PSF Guaranty,
    Wachovia Bank N.A. SBPA) (MIG-1)
    1.70%                                             09/01/05      1,000       1,000,000
  Texas Department of Housing & Community Affairs
    Multi-Family RB (Merill Lynch P-Float Trust
    Receipts) Series 2003 PT-1868 AMT DN (Merrill
    Lynch & Co. Guaranty) (F-1+)
    2.46%(b)                                          08/08/05      3,970       3,970,000
  Texas Department of Housing & Community Affairs
    Multi-Family RB (Merrill Lynch P-Float Trust
    Receipts) Series 2001 PT-1278 AMT DN (Merrill
    Lynch & Co. Guaranty) (A-1+)
    2.46%(b)                                          08/08/05      9,065       9,065,000
  Texas Department of Housing & Community Affairs
    Multi-Family RB (Merrill Lynch P-Float Trust
    Receipts) Series 2001 PT-1347 AMT DN (Merrill
    Lynch & Co. Guaranty) (A-1+)
    2.46%(b)                                          08/08/05     10,595      10,595,000
  Texas Department of Housing & Community Affairs
    Multi-Family RB (Merrill Lynch P-Float Trust
    Receipts) Series 2005 PT-2576 AMT DN (Merrill
    Lynch & Co. Guaranty)
    2.46%(b)                                          08/08/05     13,615      13,615,000

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Texas Department of Housing & Community Affairs
    Multi-Family RB (Merrill Lynch P-Float Trust
    Receipts) Series 2005 PT-2598 AMT DN (Merrill
    Lynch & Co. Guaranty)
    2.46%(b)                                          08/08/05    $13,805    $ 13,805,000
  Texas Department of Housing & Community Affairs
    Multi-Family RB (Merrill Lynch P-Float Trust
    Receipts) Series 2005 PT-2812 AMT DN (Merrill
    Lynch & Co. Guaranty)
    2.46%(b)                                          08/08/05      4,630       4,630,000
  Texas GO Series 2004 TRAN (SP-1+, MIG-1)
    3.00%                                             08/31/05     67,000      67,031,825
  Texas Turnpike Authority Central Texas Turnpike
    System RB Series 2004 PZ-39 DN (AMBAC
    Financial Group, Merrill Lynch & Co. Guaranty)
    (F-1+)
    2.41%(b)                                          08/04/05      4,940       4,940,000
  Travis County Housing Financial Corp. RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PT-2577 DN (Merrill Lynch & Co. Guaranty)
    2.46%(b)                                          08/08/05     13,170      13,170,000
  Victory Street Public Facilities Corp. Multi-Family
    RB Series 2003 PT-2059 AMT DN (Merrill Lynch &
    Co. Guaranty) (F-1+)
    2.46%(b)                                          08/04/05      7,300       7,300,000

                                                                             ============
                                                                              412,988,725
                                                                             ------------
Vermont - 0.0%
  Vermont IDRB (Alpine Pipeline Co. Project) Series
    1999 AMT DN (KeyBank N.A. LOC)
    2.49%(b)                                          08/08/05      1,215       1,215,000
                                                                             ------------
Virginia - 1.4%
  Alexandria IDRB (Goodwin House Project) Series
    2005 DN (Wachovia Bank N.A. LOC) (F-1+)
    2.30%(b)                                          08/08/05     16,700      16,700,000
  Botetourt County IDRB (Altec Industries Project)
    Series 2001 AMT DN (Amsouth Bank of Alabama
    LOC) (A-1)
    2.50%(b)                                          08/08/05      2,600       2,600,000
  Cabell Lifecare Facilities RB (Foster Foundation
    Project) Series 2003 DN (Huntington National
    Bank LOC)
    2.55%(b)                                          08/08/05      4,430       4,430,000
  Norfolk Redevelopment & Housing Authority Multi
    Family Housing RB (Residential Rental Project)
    Series 2003 AMT DN (SunTrust Bank LOC)
    2.50%(b)                                          08/08/05      2,025       2,025,000
  Richmond IDRB (PM Beef Co. Project) Series 1997
    AMT DN (Bank of America N.A. LOC)
    2.49%(b)                                          08/08/05      1,400       1,400,000
  Roanoke GO Series 2004B MB
    3.00%                                             02/01/06      1,680       1,683,045
  Virginia Beach Development Authority Multi-Family
    Housing RB (Residential Rental Housing Project)
    Series 2002 AMT DN (Branch Banking & Trust Co.
    LOC)
    2.50%(b)                                          08/08/05      1,720       1,720,000
  Virginia Beach RB (Merrill Lynch P-Float Trust
    Receipts) Series 2005-2505 AMT DN (Merrill
    Lynch & Co. Guaranty) (F-1+)
    2.46%(b)                                          08/08/05      3,745       3,745,000
  Virginia Public Building Authority RB Series 1995
    DN (AA+, Aa1)
    5.10%(b)                                          08/01/05      2,000       2,020,000

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Virginia (continued)
  Virginia Small Business Financing Authority RB
    (Coastal Development Group Project) Series 1989
    AMT DN (Branch Banking & Trust Co. LOC)
    2.50%(b)                                            08/08/05    $   111    $   111,000

                                                                               ===========
                                                                                36,434,045
                                                                               -----------
Washington - 1.9%
  Chelan County Public Utility District RB (First Union
    Merlots Trust Receipts) Series 2001B AMT DN
    (MBIA Insurance, Wachovia Bank N.A. SBPA)
    (A-1)
    2.42%(b)                                            08/08/05      4,995      4,995,000
  Pilchuck Public Development Corp. RB (Holden-
    McDaniels Partners Project) Series 1996 AMT DN
    (KeyBank N.A. LOC)
    2.49%(b)                                            08/08/05      1,550      1,550,000
  Port of Seattle RB (Wachovia Merlot Trust Receipts)
    Series 2002B-04 AMT DN (Wachovia Bank N.A.
    LOC) (VMIG-1)
    2.42%(b)                                            08/08/05     13,500     13,500,000
  Port of Seattle RB Series 2003 PT-720 AMT DN
    (FGIC Insurance, Banque Nationale de Paribas
    SBPA) (A-1+)
    2.42%(b)                                            08/08/05      2,500      2,500,000
  Seattle Housing Authority RB (Rainier Vista Project
    Phase I) Series 2003 AMT DN (KeyBank N.A. LOC)
    (A-1)
    2.41%(b)                                            08/08/05     10,750     10,750,000
  Washington Housing Finance Community
    Multi-family Housing RB (Merrill Lynch P-Floats
    Trust Receipts) Series 2005-3054 AMT DN
    2.46%(b)                                            08/08/05      8,385      8,385,000
  Yakima County Public Corp. RB (Michelsen
    Packaging Co. Project) Series 2000 AMT DN
    (Bank of America N.A. LOC) (A-1+)
    2.45%(b)                                            08/04/05        695        695,000
  Yakima County RB (Oord Dairy Project) Series 2004
    AMT DN (Key Bank N.A. LOC)
    2.49%(b)                                            08/04/05      4,415      4,415,000

                                                                               ===========
                                                                                46,790,000
                                                                               -----------
West Virginia - 0.1%
  West Virginia State Hospital RB (West Virginia
    Hospital Pooled Financing Program) Series
    2001B-2 DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    2.53%(b)                                            08/08/05      1,320      1,320,000
  West Virginia University RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PZ-56 DN (Merrill
    Lynch SBPA, MBIA Insurance)
    2.41%(b)                                            08/08/05      2,215      2,215,000

                                                                               ===========
                                                                                 3,535,000
                                                                               -----------
Wisconsin - 0.6%
  Germantown IDRB (Cambridge Major Labs Project)
    Series 2003 AMT DN (Bank One N.A. LOC)
    2.54%(b)                                            08/08/05      5,600      5,600,000
  Kohler Village Solid Waste Disposal RB (Kohler
    Project) Series 1997 AMT DN (Wachovia Bank
    N.A. LOC)
    2.43%(b)                                            08/08/05      4,000      4,000,000
  Mequon IDRB (Johnson Level GRW Investment
    Project) Series 1995 AMT DN (Bank One N.A.
    LOC)
    2.50%(b)                                            08/08/05        665        665,000

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Wisconsin (continued)
  Oshkosh IDRB (Oskosh Coil Spring Project) Series
    2000A AMT DN (Bank One Wisconsin LOC)
    2.50%(b)                                            08/08/05    $ 2,100    $ 2,100,000
  Wisconsin Health & Educational Facilities RB
    (Pooled Loan Financing Program) Series 2002E
    DN (Associated Bank N.A. LOC) (VMIG-1)
    2.53%(b)                                            08/08/05      2,100      2,100,000

                                                                               ===========
                                                                                14,465,000
                                                                               -----------
Wyoming - 0.9%
  Cheyenne IDRB (Grobet File Co., Inc. Project) Series
    2001 AMT DN (National City Bank N.A. LOC)
    2.45%(b)                                            08/08/05      2,450      2,450,000
  Green River RB (Rhone-Poulenc LP Project) Series
    1994 AMT DN (Fleet National Bank LOC) (VMIG-1)
    2.60%(b)                                            08/08/05     11,400     11,400,000
  Lincoln County PCRB (Amoco Project) Series 1983
    MB (ExxonMobil Guaranty)
    2.20%                                               10/01/05      7,600      7,594,351

                                                                               ===========
                                                                                21,444,351
                                                                               -----------

TOTAL INVESTMENTS IN SECURITIES -
100.1%
  (Cost $2,525,085,539(a))                   2,525,085,539
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (0.1)%                              (2,656,924)
                                             -------------
NET ASSETS -  100.0%                        $2,522,428,615
                                            ==============

-------------------

 (a) Cost for Federal income tax purposes.
 (b)  Rates shown are the rates as of July 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c)  Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of July
      31, 2005, the Fund held 8.9% of its net assets, with a current market value of $225,145,000 in securities restricted as to resale.

                                                                              37

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                             CALIFORNIA MONEY FUND

JULY 31, 2005 (UNAUDITED)

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS - 99.7%
California - 95.4%
  ABAG Finance Authority Non-Profit Corp. RB (Lease
    Revenue Pass-Through Obligation) Series 2003A
    DN (Societe Generale LOC) (A-1+)
    2.40%(b)                                            08/08/05    $ 1,845    $ 1,845,000
  Alameda-Contra Costa Schools Finance Authority
    COP (Capital Improvements Financing Project)
    Series 1997F DN (Kredietbank N.V. LOC) (A-1+)
    2.36%(b)                                            08/08/05        500        500,000
  Bear Stearns Securities Trust Certificates GO
    Series 2002A-9042 DN (MBIA Insurance, Bear
    Stearns Capital Markets Liquidity Facility) (A-1)
    2.32%(b)(c)                                         08/08/05      3,530      3,530,000
  Butte County Board of Education GO Series 2004
    TRAN (SP-1+)
    2.75%                                               09/29/05     14,100     14,127,145
  California Communities Housing & Finance Agency
    RB (Lease Revenue Pass-Through Obligation
    Project) Series 2001A DN (Societe Generale LOC)
    (A-1+)
    2.40%(b)                                            08/08/05      4,000      4,000,000
  California Department of Water Reservoir & Power
    Supply RB Series 2002 DN (Bank of New York,
    CALSTERS LOC) (A-1+, VMIG-1)
    2.27%(b)                                            08/08/05      2,800      2,800,000
  California Department of Water Resource Power
    Supply RB Series 2002C-11 DN (Kredietbank
    LOC) (A-1, VMIG-1)
    2.26%(b)                                            08/08/05      7,600      7,600,000
  California Department of Water Resource Power
    Supply RB Series 2002C-12 DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1+, VMIG-1)
    2.26%(b)                                            08/08/05      3,350      3,350,000
  California Department of Water Resource Power
    Supply RB Series 2002C-4 DN (Morgan Guaranty
    Trust LOC) (A-1+, VMIG-1)
    2.28%(b)                                            08/08/05     36,700     36,700,000
  California Department of Water Resource Power
    Supply RB Series 2002C-7 DN (FSA Insurance,
    Dexia Credit SBPA) (A-1+, VMIG-1)
    2.28%(b)                                            08/08/05      4,850      4,850,000
  California Department of Water Resource Power
    Supply RB Series 2002 DN (Credit Locale de
    France LOC) (A-1+, VMIG-1)
    2.27%(b)                                            08/08/05      6,500      6,500,000
  California Economic Recovery GO Series 2004-930
    DN (MBIA Insurance, Morgan Stanley Liquidity
    Facility) (A-1)
    2.33%(b)                                            08/08/05      6,000      6,000,000
  California Economic Recovery RB Series 2004C DN
    (J.P. Morgan Chase Bank SBPA) (A-1+, VMIG-1)
    2.27%(b)                                            08/01/05      4,200      4,200,000
  California Economic Recovery RB Series 2004C-14
    DN (XLCA Insurance, Depfa Bank PLC SBPA)
    (A-1+, VMIG-1)
    2.26%(b)                                            08/08/05      7,000      7,000,000
  California Economic Recovery RB Series 2004C-20
    DN (XL Capital Insurance, Dexia Bank SBPA)
    (VMIG-1)
    2.28%(b)                                            08/08/05      1,900      1,900,000
  California Economic Recovery RB Series 2004C-6
    DN (Citibank LOC) (A-1+, VMIG-1)
    2.24%(b)                                            08/01/05      2,000      2,000,000

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
California (continued)
  California Economic Recovery RB Series 2004C-7
    DN (BNP Paribas LOC) (A-1+, VMIG-1, F-1+)
    2.24%(b)                                            08/01/05    $ 8,800    $ 8,800,000
  California Educational Facilities Authority RB (Art
    Center Design College Project) Series 2002A DN
    (M&T Bank Corp. SBPA) (VMIG-1)
    2.35%(b)                                            08/08/05      3,645      3,645,000
  California Educational Facilities Authority RB
    (Pomona College Project) Series 2005B DN
    (A-1+, VMIG-1)
    2.28%(b)                                            08/08/05      2,000      2,000,000
  California Educational Facilities Authority RB (Santa
    Clara University Project) Series 2002B DN (MBIA
    Insurance, M&T Bank Corp. SBPA) (VMIG-1)
    2.25%(b)                                            08/08/05      2,000      2,000,000
  California GO (ABN-AMRO Munitops Trust
    Certificates) Series 2003 DN (AMBAC Insurance,
    ABN-AMRO Bank N.V. SBPA ) (VMIG-1, F-1+)
    2.35%(b)                                            08/08/05      6,000      6,000,000
  California GO (Merrill Lynch P-Float Trust Receipts)
    Series 2003-PA-1231 DN (Kredietbank N.V. LOC)
    (A-1)
    2.35%(b)                                            08/08/05      4,500      4,500,000
  California GO (Municipal Securities Trust Receipts)
    Series 1997 SGA-54 DN (AMBAC Insurance,
    Societe Generale SBPA) (A-1+)
    2.32%(b)                                            08/08/05      2,450      2,450,000
  California GO (Wachovia Merlots Trust Receipts)
    Series 2002A-47 DN (MBIA Insurance, Wachovia
    Bank N.A. LOC) (VMIG-1)
    2.36%(b)                                            08/08/05      6,460      6,460,000
  California GO Series 1997 SG-91 DN (FGIC
    Insurance, Societe Generale LOC) (A-1+)
    2.35%(b)                                            08/08/05     10,120     10,120,000
  California GO Series 2003C-1 DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1, VMIG-1)
    2.23%(b)                                            08/08/05      3,000      3,000,000
  California GO Series 2005A-3 MB (Multiple LOCs)
    2.55%                                               10/19/05     10,000     10,000,000
  California GO Series 2005 ROC-RR-II-R-2185 DN
    (AMBAC Insurance, Citigroup Global Marketing
    Liquidity Facility) (VMIG-1)
    2.35%(b)                                            08/08/05      3,070      3,070,000
  California Health Facilities Financing Authority RB
    (Catholic Healthcare West Project) Series 1988B
    DN (MBIA Insurance, Morgan Guaranty Trust
    SBPA) (A-1+, VMIG-1)
    2.29%(b)                                            08/08/05      2,000      2,000,000
  California Health Facilities Financing Authority RB
    Series 1999 PA-587 DN (Merrill Lynch Capital
    Services Guaranty) (A-1+)
    2.39%(b)                                            08/08/05     11,000     11,000,000
  California Health Facilities Financing Authority RB
    Series 2002-591 DN (Morgan Stanley Liquidity
    Facility) (A-1+)
    2.37%(b)                                            08/08/05      8,700      8,700,000
  California Infrastructure & Economic Development
    Bank RB (Academy of Motion Pictures Arts &
    Science Project) Series 2002 DN (AMBAC
    Insurance, J.P. Morgan Chase LOC)
    (A-1+, VMIG-1)
    2.34%(b)                                            08/08/05      2,500      2,500,000

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                       CALIFORNIA MONEY FUND (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
California (continued)
  California Infrastructure & Economic Development
    Bank RB (Asian Art Museum Foundation Project)
    Series 2003 DN (MBIA Insurance, J.P. Morgan
    Chase Bank SBPA) (A-1+)
    2.27%(b)                                           08/01/05    $ 1,500    $ 1,500,000
  California Infrastructure & Economic Development
    Bank RB (J. Paul Getty Trust Project) Series
    2003B MB (J. Paul Getty Trust Guaranty)
    (A-1+, MIG-1)
    2.25%                                              02/02/06      5,750      5,748,547
  California RB (Municipal Securities Trust Receipts)
    Series 1997 SGA-58 DN (FGIC Insurance, Societe
    Generale SBPA) (SP-1+, VMIG-1)
    2.32%(b)                                           08/08/05      6,800      6,800,000
  California School Cash Reserve Program Authority
    Series 2005A TRAN (SP-1+, MIG-1)
    4.00%                                              07/06/06      3,250      3,291,171
  California State Commercial Paper (Multiple LOCs)
    2.52%                                              09/06/05     10,000     10,000,000
  California State Department of Water Resources &
    Power Supply RB Series 2002C-17 DN (Bank of New
    York & CALSTERS LOC) (A-1+, VMIG-1)
    2.33%(b)                                           08/08/05      3,450      3,450,000
  California State Department of Water Resources &
    Power Supply RB Series 2002 DN (Bayerische
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    2.25%(b)                                           08/08/05      5,275      5,275,000
  California State Department of Water Resources &
    Power Supply RB Series 2003-PT 759 DN (MBIA
    Insurance, Landesbank-Hessen SBPA)
    (A-1+, VMIG-1, F-1)
    2.35%(b)                                           08/08/05      9,700      9,700,000
  California State Economic Recovery GO Series
    2004-933 DN (Morgan Stanley Liquidity Facility)
    (A-1, AA-)
    2.33%(b)                                           08/08/05     18,745     18,745,000
  California State Economic Recovery GO Series
    2005-1098 DN (Morgan Stanley Municipal
    Liquidity Facility) (Aa3, VMIG-1)
    2.33%(b)                                           08/08/05      4,055      4,055,000
  California State GO Series 2003C-4 DN
    (Landesbank Hessen Thuringen Girozentrale
    LOC) (A-1+, VMIG-1)
    2.31%(b)                                           08/08/05     11,000     11,000,000
  California State GO Series 2004-Pt-990 DN (MBIA
    Insurance) (BNP Paribas SBPA) (F-1+)
    2.35%(b)                                           08/08/05      6,700      6,700,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2000 PT-1268 DN (Merrill
    Lynch & Co. Guaranty) (A-1+)
    2.39%(b)                                           08/08/05     10,000     10,000,000
  California Statewide Communities Development
    Authority RB (Archer School For Girls,
    Incorporated) Series 2005 DN (Allied Irish Bank
    PLC LOC) (VMIG-1)
    2.32%(b)                                           08/08/05      6,235      6,235,000
  California Statewide Communities Development
    Authority RB (Plan Nine Partners Project) Series
    2005A DN (Union Bank of California LOC) (A-1)
    2.30%(b)                                           08/08/05      6,415      6,415,000
  California Statewide Financing Authority for
    Tobacco Settlement RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PA-1287 DN (Merrill
    Lynch & Co. Guaranty, Merrill Lynch Capital
    Services SBPA) (F-1+)
    2.41%(b)                                           08/08/05      2,500      2,500,000

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
California (continued)
  Chaffey Community College District GO (UBS
    Municipal Services Project) Series 2005-05-11
    DN (MBIA Insured, Landesbank
    Hessen-Thuringen Liquidity Facility) (A-1+)
    2.35%(b)                                           08/08/05    $ 2,730    $ 2,730,000
  Clovis County Unified School District GO (Merrill
    Lynch P-Float Trust Receipts) Series 2005-PZ-42
    DN (FGIC Insured, Merrill Lynch Capital Services
    SBPA) (AAA, F-1+)
    2.41%(b)                                           08/08/05      1,330      1,330,000
  Fontana Public Financing Authority for Tax
    Allocation RB (Putters Project) Series 2005-707
    DN (AMBAC Insurance, J.P. Morgan Chase Bank
    Liquidity Facility) (A-1+)
    2.36%(b)                                           08/08/05      2,000      2,000,000
  Foothill-De Anza Community College GO Series
    2000Y DN (Wachovia Bank N.A. LOC) (VMIG-1)
    2.36%(b)                                           08/08/05      8,175      8,175,000
  Glendale Hospital RB Series 2002-590 DN (Morgan
    Stanley Group LOC) (A-1+)
    2.37%(b)                                           08/08/05      8,100      8,100,000
  Golden State Tobacco Securitization Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2004 PA-1236 DN (Merrill Lynch & Co. Guaranty,
    Merrill Lynch Capital Services SBPA) (F-1+)
    2.41%(b)                                           08/08/05      2,200      2,200,000
  Golden State Tobacco Securitization Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2004 PA-1237 DN (Merrill Lynch & Co. Guaranty,
    Merrill Lynch Capital Services SBPA) (F-1+)
    2.41%(b)                                           08/08/05      2,740      2,740,000
  Golden State Tobacco Securitization Corp. RB
    (Putters Project) Series 2005-726 DN (FGIC
    Insurance, J.P. Morgan Chase Bank Liquidity
    Facility) (VMIG-1)
    2.36%(b)                                           08/08/05      4,200      4,200,000
  Golden State Tobacco Settlement Securitization
    Corp. RB (Merrill Lynch P-Float Trust Receipts)
    Series 2004 PT-2338 DN (Merrill Lynch Capital
    Services SBPA) (F1+)
    2.41%(b)                                           08/08/05      1,745      1,745,000
  Golden State Tobacco Settlement Securitization
    Corp. RB Series 2004 ROC-RR-II-285X DN
    (Citibank Liquidity Facility, XLCA Credit Support)
    (AAA)
    2.38%(b)                                           08/08/05      4,995      4,995,000
  Golden State Tobacco Settlement Securitization
    Corp. RB Series 2004 ROC-RR-II-287X DN
    (Citibank Liquidity Facility) (A-1+)
    2.38%(b)                                           08/08/05      3,540      3,540,000
  Hemet Multi-Family Housing RB (Sunwest
    Retirement Project) Series 1999A DN (Federal
    Home Loan Mortgage Corp. Guaranty) (A-1+)
    2.27%(b)                                           08/08/05      7,650      7,650,000
  Irvine Improvement Board Act of 1915 (Assessment
    District No. 87-8) Special Assessment Limited
    Obligation Series 1999 DN (Kredietbank LOC)
    (A-1, VMIG-1)
    2.24%(b)                                           08/01/05      1,900      1,900,000
  Irvine Public Facilities & Infrastructure Authority
    Lease RB (Capital Improvement Project) Series
    1985 DN (State Street Bank & Trust Co. LOC)
    (VMIG-1)
    2.27%(b)                                           08/08/05     18,820     18,820,000

                                                                              39

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                       CALIFORNIA MONEY FUND (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
California (continued)
  Irvine Unified School District Special Tax RB
    (Community Facilities District No. 01 Project)
    Series 2003 DN (Bank of New York LOC) (VMIG-1)
    2.24%(b)                                          08/01/05    $11,500    $11,500,000
  Las Virgenes Unified School District COP Series
    2003 DN (Dexia Credit Local SBPA)
    (A-1+, VMIG-1)
    2.26%(b)                                          08/08/05      6,805      6,805,000
  Los Angeles County Public Works Finance Authority
    Lease RB Series 2000J DN (AMBAC Insurance,
    Wachovia Bank N.A. LOC) (VMIG-1)
    2.36%(b)                                          08/08/05      5,000      5,000,000
  Los Angeles County Water & Power RB (Power
    System Project) Series 2002A-2 DN (Bayerische
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    2.26%(b)                                          08/08/05      2,500      2,500,000
  Los Angeles County Water & Power RB (Power
    System Project) Series 2002A-8 DN (Multiple
    LOCs) (A-1+, VMIG-1)
    2.31%(b)                                          08/08/05      5,100      5,100,000
  Los Angeles Department of Water & Power
    Waterworks RB Series 2001B-2 DN (Dexia Credit
    Local SBPA) (A-1+, VMIG-1)
    2.24%(b)                                          08/01/05      6,100      6,100,000
  Los Angeles TRAN Series 2005 MB (SP-1+, MIG-1)
    4.00%                                             06/30/06     11,000     11,128,885
  Los Angeles Unified School District GO (ABN-AMRO
    Munitops Trust Certificates) Series 1999C DN
    (MBIA Insurance, ABN-AMRO Bank N.V. SBPA)
    (VMIG-1)
    2.33%(b)                                          08/08/05      4,600      4,600,000
  Los Angeles Unified School District GO Series 1997E
    DN (MBIA Insurance, Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.36%(b)                                          08/08/05      4,975      4,975,000
  Los Angeles Unified School District GO Series 2005
    ROC-RR-II-R-390 DN (MBIA Insured, Citibank
    N.A. LOC) (VMIG-1)
    2.35%(b)                                          08/08/05     10,000     10,000,000
  Los Angeles Unified School District GO Series
    2005-ROC-RR-II-R-391 DN (FGIC Insured,
    Citibank N.A. LOC) (VMIG-1)
    2.35%(b)                                          08/08/05      5,000      5,000,000
  Los Angeles Wastewater Systems RB Series 2002A
    DN (FGIC Insurance, Bank of America N.A.
    Liquidity Facility) (A-1+)
    2.36%(b)                                          08/08/05      5,000      5,000,000
  Los Angeles Wastewater Systems Subordinate RB
    Series 2001A MB (FGIC Insured) (A-1+, MIG-1)
    2.15%(b)                                          08/08/05      6,000      6,000,000
  Los Angeles Water & Power RB (Power Systems
    Project) Series 2002A-3 DN (National Australia
    Bank, Lloyds Bank & Fortis Bank SPBA)
    (A-1+, VMIG-1)
    2.29%(b)                                          08/08/05      9,675      9,675,000
  Los Angeles Water & Power RB (Power Systems
    Project) Series 2002A-5 DN (National Australia
    Bank, Lloyds Bank & Fortis Bank SBPA)
    (A-1+, VMIG-1)
    2.23%(b)                                          08/08/05      6,700      6,700,000
  Los Angeles Water & Power RB (Power Systems
    Project) Series 2002A-7 DN (Bayerische
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    2.29%(b)                                          08/08/05      4,800      4,800,000
  Los Angeles Water & Power RB Series 2002A-4 DN
    (J.P. MorganChase SBPA) (A-1+, VMIG-1)
    2.29%(b)                                          08/08/05     18,500     18,500,000

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
California (continued)
  Metropolitan Water District of Southern California
    Waterworks RB Series 2000B-2 DN
    (Westdeutsche Landesbank Girozentrale LOC)
    (A-1+, VMIG-1)
    2.23%(b)                                          08/08/05    $11,600    $11,600,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2001C-2 DN
    (Westdeutsche Landesbank Girozentrale LOC)
    (A-1+, VMIG-1)
    2.24%(b)                                          08/01/05      2,000      2,000,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2003C-1 DN (Dexia Credit
    LOC) (A-1+, VMIG-1)
    2.23%(b)                                          08/08/05      5,900      5,900,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2004C DN (Credit Locale
    de France LOC) (A-1+, VMIG-1)
    2.25%(b)                                          08/08/05     11,000     11,000,000
  Orange County Sanitation District Certificates of
    Participation Series 1992 DN (AMBAC Insured,
    Lloyds Bank PLC)
    2.26%(b)                                          08/08/05        500        500,000
  Orange County Sanitation District COP Series 2000A
    DN (Credit Locale de France LOC) (A-1+, VMIG-1)
    2.24%(b)                                          08/01/05      1,900      1,900,000
  Orange County Sanitation District COP Series
    2000B DN (Credit Locale de France LOC)
    (A-1+, VMIG-1)
    2.24%(b)                                          08/01/05         20         20,000
  Pacific Housing & Finance Agency RB (Lease
    Revenue Pass-Through Obligation) Series 2001A
    DN (Societe Generale LOC) (A-1+)
    2.40%(b)                                          08/08/05      3,600      3,600,000
  Pleasant Valley School District of Ventura County
    GO (Merrill Lynch P-Float Trust Receipts) Series
    2005 PT-2783 DN (MBIA Insurance, Dexia Credit
    Local SBPA) (A-1+, AAA)
    2.35%(b)                                          08/08/05      3,600      3,600,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A DN (Merrill Lynch & Co. Liquidity
    Facility) (AAA, F-1+)
    2.43%(b)                                          08/08/05      5,930      5,930,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005PZP-2 DN (Merrill Lynch Capital
    Services SBPA) (F-1+)
    2.48%(b)                                          08/08/05      3,045      3,045,000
  Puttable Floating Options for Tax-Exempt Receipts
    RB Series 2005-PZP-03 DN (Multiple LOCs,
    Merrill Lynch & Co. Inc. SBPA)
    2.43%(b)                                          08/08/05      3,930      3,930,000
  Riverside County COP (Riverside County Public
    Facilities) Series 1985A DN (State Street Bank &
    Trust LOC) (A-1+, VMIG-1)
    2.45%(b)                                          08/08/05     13,600     13,600,000
  Sacramento City Unified School District Series 2004
    TRAN (MIG-1)
    3.50%                                             11/30/05      3,250      3,265,299
  Sacramento County Sanitation District Financing
    Authority RB (Rocs-Rr-Ii-R-2209) Series 2005 DN
    (MBIA Insurance, Citigroup Global Market
    Liquidity Facility) (VMIG-1)
    2.35%(b)                                          08/08/05      2,230      2,230,000
  Sacramento Municipal Utilities District RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2003-17 DN (MBIA Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1)
    2.35%(b)                                          08/08/05     11,835     11,835,000

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                       CALIFORNIA MONEY FUND (CONCLUDED)

JULY 31, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
California (continued)
  Sacramento Municipal Utility District RB (Macon
    Trust Certificates) Series 2002M DN (AMBAC
    Insurance, Kredietbank N.V. LOC) (A-1+)
    2.36%(b)                                           08/08/05    $ 3,975    $  3,975,000
  Sacramento Unified School District GO (ABN-AMRO
    Munitops Trust Certificates) Series 2002-9 MB
    (MBIA Insurance, ABN-AMRO Bank N.V. SBPA)
    (MIG-1, F-1+)
    2.86%                                              11/23/05     12,485      12,485,000
  San Bernardino County Multi-Family Housing RB
    (WLP Parkview Place Project) Series 2004A DN
    (Federal National Mortgage Association
    Guaranty) (A-1+, AAA)
    2.27%(b)                                           08/08/05      4,720       4,720,000
  San Diego County & School District GO (Partnership
    Notes) Series 2005A TRAN (SP-1+, MIG-1)
    4.00%                                              07/14/06      6,000       6,078,874
  San Diego Public Facilities Financing Authority
    Lease RB (Merrill Lynch P-Float Trust Receipts)
    Series 2002 PPT-1002C DN (Kredietbank LOC)
    (A-1)
    2.38%(b)                                           08/08/05     17,500      17,500,000
  San Diego Unified School District GO (Putters
    Project) Series 2005-291 DN (FSA Insured, J.P.
    Morgan Chase Bank Liquidity Facility) (VMIG-1)
    2.36%(b)                                           08/08/05      8,320       8,320,000
  San Francisco City & County Financing Corp. Lease
    RB (Moscone Center Expansion Project) Series
    2000-1 DN (Kredietbank LOC) (A-1+, VMIG-1)
    2.25%(b)                                           08/08/05      7,150       7,150,000
  San Francisco City & County Public Utilities RB
    (Commission for Clean Water Project) Series 2003A
    DN (MBIA Insurance, Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.36%(b)                                           08/08/05      3,190       3,190,000
  San Jose Multi-Family Housing RB (Timberwood
    Apartments Project) Series 1995A DN (Wells
    Fargo Bank LOC) (VMIG-1)
    2.31%(b)                                           08/08/05      2,390       2,390,000
  Santa Barbara County GO Series 2005A TRAN
    (SP-1+)
    4.00%                                              07/25/06      5,000       5,065,388
  Snowline Joint Unified School District Certificates
    of Participation (School Facilities Bridge Funding
    Program) Series 2005 DN (Credit Locale de
    France LOC) (A-1+, VMIG-1)
    2.26%(b)                                           08/08/05      2,900       2,900,000
  Southern California Public Power Authority RB
    (Power Project Rocs Rr II R 374) Series 2005 DN
    (FSA Insurance, Citibank N.A. Liquidity Facility)
    (VMIG-1)
    2.35%(b)                                           08/08/05      6,245       6,245,000
  Southern California Public Power Authority RB (San
    Juan Power Project) Series 2002 DN (FSA
    Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
    2.36%(b)                                           08/08/05      4,165       4,165,000
  Tahoe Forest Hospital District RB (Health Facility
    Project) Series 2002 DN (U.S. Bank N.A. LOC)
    (VMIG-1)
    2.23%(b)                                           08/01/05      5,700       5,700,000
  Tobacco Settlement Financing Corporation RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2005 PA-1288 DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    2.42%(b)                                           08/08/05      2,000       2,000,000

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
California (continued)
  Val Verde Unified School District COP (Land Bank
    Progarm) Series 2004A DN (Bank of America
    LOC) (VMIG-1)
    2.25%(b)                                           08/08/05    $ 2,600    $  2,600,000
  West Covina Unified School District GO Series
    2003-03-23 DN (MBIA Insurance, Banque
    Nationale de Paribas Liquidity Facility) (VMIG-1)
    2.35%(b)                                           08/08/05      6,870       6,870,000
  Yosemite Community College District GO (Eagle
    720050047) Series 2005 Cl A DN (FGIC Insurance,
    Citibank Liquidity Facililty) (A-1+, AAA)
    2.35%(b)                                           08/08/05      5,840       5,840,000
  Yuba Community College District Series 2004 TRAN
    (SP-1)
    3.00%                                              09/09/05      3,000       3,004,542

                                                                              ============
                                                                               692,224,851
                                                                              ------------
Puerto Rico - 4.3%
  Commonwealth of Puerto Rico Electric Power
    Authority RB (Goldman Sachs Trust Receipts)
    Series 2002-1 DN (MBIA Insurance, Bank of New
    York SBPA) (A-1+)
    2.35%(b)                                           08/08/05      2,195       2,195,000
  Commonwealth of Puerto Rico GO (Tender Option
    Certificates) Series 2001 DN (FSA Insurance,
    Bank of New York Liquidity Facility) (A-1+)
    2.34%(b)                                           08/08/05      8,345       8,345,000
  Commonwealth of Puerto Rico Public Improvement
    GO Series 2002A ROCS-II-R-185 DN (FGIC
    Insurance, Salomon Smith Barney Liquidity
    Facility) (VMIG-1)
    2.34%(b)                                           08/08/05      3,705       3,705,000
  Puerto Rico Electric Power Authority RB Series
    1997 DN (Societe Generale LOC) (A-1+)
    2.32%(b)                                           08/08/05      1,300       1,300,000
  Puerto Rico Public Financing Corp. RB Series
    2001-520 MB (MBIA Insurance, Morgan Stanley
    Dean Witter Liquidity Facility) (VMIG-1)
    1.62%                                              08/10/05      6,345       6,345,000
  Puerto Rico Public Financing Corp. RB Series
    2004-911 DN (Morgan Stanley Group Liquidity
    Facility, CIRG-TCRS Credit Support) (AAA, F-1+)
    2.33%(b)                                           08/08/05      9,147       9,147,000

                                                                              ============
                                                                                31,037,000
                                                                              ------------

TOTAL INVESTMENTS IN SECURITIES -
99.7%
  (Cost $723,261,851(a))                    723,261,851
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.3%                          2,070,951
                                            -----------
NET ASSETS -  100.0%                       $725,332,802
                                           ============

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b)  Rates shown are the rates as of July 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c)  Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of July
      31, 2005, the Fund held 0.5% of its net assets, with a current market value of $3,530,000, in securities restricted as to resale.

                                                                              41

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              NEW YORK MONEY FUND

JULY 31, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS - 98.1%
New York - 95.4%
  Arlington Central School District GO Series 2005
    TAN
    3.00%                                              11/04/05    $ 5,000    $ 5,006,991
  Beacon GO Series 2004 BAN
    3.25%                                              12/23/05      3,722      3,737,583
  Bethlehem Central School District GO Series 2004
    BAN
    3.00%                                              09/23/05      3,000      3,005,769
  Chester GO Series 2004 BAN
    3.00%                                              08/03/05      1,500      1,500,117
  City of New York GO (Citibank Trust Receipts) Series
    2003R ROC-II-251A DN (Citibank Liquidity
    Facility) (VMIG-1)
    2.40%(b)                                           08/08/05     14,600     14,600,000
  City of New York GO (Citigroup Trust Receipts)
    Series 2003A-6 DN (Landesbank
    Baden-Wurttemberg LOC) (A-1, VMIG-1)
    2.29%(b)                                           08/08/05      4,900      4,900,000
  City of New York GO (Merrill Lynch P-Float Trust
    Receipts) Series 1997 DN (AMBAC Insurance,
    Societe Generale Liquidity Facility) (A-1+)
    2.36%(b)                                           08/08/05      1,760      1,760,000
  City of New York GO (Morgan Stanley Trust
    Receipts) Series 2002-725X DN (FSA Insurance,
    Morgan Stanley Group Liquidity Facility) (VMIG-1)
    2.34%(b)                                           08/08/05      2,144      2,143,750
  City of New York GO (Wachovia Merlots Trust
    Receipts) Series 2004C-09 DN (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (VMIG-1)
    2.36%(b)                                           08/08/05      2,995      2,995,000
  City of New York GO Series 1994A-4 DN (Banque
    Paribas LOC) (A-1+, VMIG-1)
    2.26%(b)                                           08/01/05      2,700      2,700,000
  City of New York GO Series 1994H-2 DN (MBIA
    Insurance) (A-1+, VMIG-1)
    2.32%(b)                                           08/01/05        600        600,000
  City of New York GO Series 1994H-4 DN
    (Kredietbank N.V. LOC) (A-1, VMIG-1)
    2.34%(b)                                           08/01/05      6,450      6,450,000
  City of New York GO Series 2002C-3 DN (Banque
    Nationale de Paribas LOC) (A-1+, VMIG-1)
    2.23%(b)                                           08/08/05      1,400      1,400,000
  City of New York GO Series 2003A-2 DN (Bank of
    America N.A. LOC) (A-1, VMIG-1)
    2.27%(b)                                           08/08/05      6,300      6,300,000
  City of New York GO Series 2003A-5 DN (HSBC
    Bank LOC) (A-1)
    2.38%(b)                                           08/08/05      1,000      1,000,000
  City of New York GO Series 2004B MB (Aaa)
    6.38%                                              08/15/05      5,900      5,968,864
  City of New York GO Series 2004H-2 DN (Bank of
    New York LOC) (A-1+, VMIG-1)
    2.31%(b)                                           08/08/05     12,500     12,500,000
  City of New York GO Series 2004H-7 DN (KBC Bank
    N.V. LOC) (A-1, VMIG-1)
    2.26%(b)                                           08/01/05      1,200      1,200,000
  City of New York Housing Development Corp. Multi
    Family Rental Housing RB (Columbus
    Apartments Project) Series 1995A DN (Federal
    National Mortgage Association Guaranty) (A-1+)
    2.29%(b)                                           08/08/05      6,550      6,550,000

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New York (continued)
  City of New York Housing Development Corp. Multi
    Family Rental Housing RB (Parkgate
    Development Project) Series 1998A DN (Federal
    National Mortgage Association Guaranty) (A-1+)
    2.24%(b)                                           08/08/05    $ 2,000    $ 2,000,000
  City of New York Housing Development Corp. Multi
    Family Rental Housing RB (Related Monterey
    Project) Series 1997A DN (Federal National
    Mortgage Association Guaranty) (A-1+)
    2.29%(b)                                           08/08/05      1,800      1,800,000
  City of New York Housing Development Corp.
    Multifamily Rental Housing RB (Carnegie Park
    Project) Series 1997A DN (Federal National
    Mortgage Assoc. LOC) (A-1+)
    2.29%(b)                                           08/08/05      5,500      5,500,000
  City of New York Housing Development Corp.
    Multi-Family Rental Housing RB (Columbus
    Green Project) 1997A DN (Federal National
    Mortgage Assoc. Guaranty) (A-1+)
    2.29%(b)                                           08/08/05      3,200      3,200,000
  City of New York Housing Development Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2005PA-1299 DN
    2.36%(b)                                           08/08/05      9,500      9,500,000
  City of New York Housing Development Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series 2005
    PT-2759 DN (FGIC Insurance) (A-1)
    2.36%(b)                                           08/08/05      3,400      3,400,000
  City of New York IDA Civic Facilities RB (Abraham
    Joshua Heschel Project) Series 2002 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    2.39%(b)                                           08/08/05      2,000      2,000,000
  City of New York IDA Civic Facilities RB (Ethical
    Culture School Project) Series 2005A DN (XLCA
    Insurance) (A-1+)
    2.39%(b)                                           08/08/05      3,500      3,500,000
  City of New York IDA Civic Facilities RB (French
    Institute Alliance Project) Series 2005 DN (M&T
    Bank LOC) (VMIG-1)
    2.40%(b)                                           08/08/05      2,525      2,525,000
  City of New York IDA Civic Facilities RB (Hewitt
    School Project) Series 2002 DN (Allied Irish Bank
    LOC) (VMIG-1)
    2.35%(b)                                           08/08/05      1,600      1,600,000
  City of New York IDA Civic Facilities RB (The Birch
    Wathen Lenox School Project) Series 2004 DN
    (Allied Irish Bank LOC) (VMIG-1)
    2.35%(b)                                           08/08/05      2,625      2,625,000
  City of New York Municipal Water Finance Authority
    RB (Citigroup Trust Receipts, Water & Sewer
    Systems Project) Series 2004R-4061 ROC-II DN
    (Citigroup Global Market Holdings, Inc. SBPA)
    (VMIG-1)
    2.36%(b)                                           08/08/05      2,980      2,980,000
  City of New York Municipal Water Finance Authority
    RB (Water & Sewer System Project) Series 1993C
    DN (FGIC Insurance) (VMIG-1)
    2.22%(b)                                           08/01/05     13,000     13,000,000
  City of New York Municipal Water Finance Authority
    RB (Water & Sewer System Project) Series 1994G DN
   (FGIC Insurance) (A-1+, VMIG-1)
    2.26%(b)                                           08/01/05      2,100      2,100,000

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                        NEW YORK MONEY FUND (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New York (continued)
  City of New York Municipal Water Finance Authority
    RB (Water & Sewer Systems Project) Series
    2001F-1 DN (Credit Locale de France LOC)
    (A-1+, VMIG-1)
    2.32%(b)                                            08/01/05    $   500    $   500,000
  City of New York Municipal Water Finance Authority
    Water & Sewer System RB Series 2000C DN (Dexia
    Credit SBPA) (A-1+, VMIG-1)
    2.23%(b)                                            08/01/05     11,800     11,800,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Receipts)
    Series 2000 DN (Citibank Liquidity Facility) (A-1+)
    2.36%(b)                                            08/08/05      9,900      9,900,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Receipts)
    Series 2001 DN (Citibank Liquidity Facility) (A-1+)
    2.36%(b)                                            08/08/05      3,300      3,300,000
  City of New York Transitional Finance Authority
    Financing RB (Future Tax Secured Bonds) Series
    1998A-1 DN (Morgan Guaranty Trust LOC)
    (A-1+, VMIG-1)
    2.30%(b)                                            08/08/05      3,400      3,400,000
  City of New York Transitional Finance Authority
    Financing RB (Future Tax Secured Bonds) Series
    1998A-2 DN (Morgan Guaranty Trust LOC)
    (A-1+, VMIG-1)
    2.30%(b)                                            08/08/05     11,950     11,950,000
  City of New York Transitional Finance Authority
    Financing RB (Future Tax Secured Bonds) Series
    1998C DN (Bayerische Landesbank Girozentrale
    LOC) (A-1+, VMIG-1)
    2.28%(b)                                            08/01/05      2,670      2,670,000
  City of New York Transitional Finance Authority RB
    Series 2002-2E DN (New York State Common
    Retirement Fund SBPA) (A-1+, VMIG-1)
    2.30%(b)                                            08/08/05      2,800      2,800,000
  City of New York Transitional Financing Authority
    RB Series 2002-3H DN (Bank of New York LOC)
    (A-1+, VMIG-1)
    2.28%(b)                                            08/08/05      3,400      3,400,000
  City of New York Trust for Cultural Resources RB
    (Manhattan School of Music Project) Series 2000
    DN (First Union National Bank SBPA) (A-1)
    2.29%(b)                                            08/08/05      1,900      1,900,000
  City of New York Trust for Cultural Resources RB
    (The Museum of Broadcasting Project) Series
    1989 DN (KBC Bank N.V. LOC) (A-1+, VMIG-1)
    2.25%(b)                                            08/08/05      2,400      2,400,000
  Dormitory Authority of the State of New York RB
    (Glen Eddy, Inc. Project) Series 2000 DN (Fleet
    National Bank LOC) (A-1)
    2.30%(b)                                            08/08/05      4,320      4,320,000
  Dormitory Authority of the State of New York RB
    (Mental Health Services Project) Series 2003D-2B
    DN (Credit Locale de France LOC) (A-1+)
    2.27%(b)                                            08/08/05        600        600,000
  Dormitory Authority of the State of New York RB
    (Park Ridge Hospital Project) Series 2005 DN
    (J.P. Morgan Chase LOC)
    2.34%(b)                                            08/08/05      4,835      4,835,000
  Dormitory Authority of the State of New York RB
    (Teresian House Housing Corp. Project) Series
    2003 DN (Lloyds Bank LOC) (A-1+)
    2.30%(b)                                            08/08/05      3,800      3,800,000

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-30 DN (AMBAC Insurance, Wachovia Bank
    N.A. SBPA) (VMIG-1)
    2.36%(b)                                            08/08/05    $ 2,980    $ 2,980,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Reciepts) Series 2003
    DN (FGIC Insurance, Wachovia Bank N.A. SBPA)
    (VMIG-1)
    2.36%(b)                                            08/08/05      7,185      7,185,000
  Dormitory Authority of the State of New York RB
    Series 2001D DN (MBIA Insurance, Bank of
    America SBPA) (A-1+)
    2.36%(b)                                            08/08/05      1,900      1,900,000
  Dutchess County IDA Civic Facility RB (Lutheran
    Center Project) Series 2005 DN (Key Bank N.A.
    LOC) (VMIG-1)
    2.43%(b)                                            08/08/05      3,930      3,930,000
  Erie County Asset Securitization Corp. RB (Merrill
    Lynch P-Float Trust Receipts) Series 2003
    PA-1213 DN (Merrill Lynch & Co. Guaranty) (F-1+)
    2.41%(b)                                            08/08/05      3,620      3,620,000
  Erie County Civic Facilities IDRB (Hauptman-
    Woodward Project) Series 2004 DN (KeyBank
    N.A. LOC)
    2.42%(b)                                            08/08/05      2,300      2,300,000
  Franklin County IDA Civic Facility RB (Paul Smith's
    College Project) Series 1998 DN (KeyBank N.A.
    LOC)
    2.42%(b)                                            08/08/05      3,070      3,070,000
  Half Hollow Hills Central School District of
    Huntington and Babylon GO Series 2005 TAN
    4.00%                                               06/30/06      2,000      2,021,040
  Lindenhurst Unified Free School District GO Series
    2005 TAN
    3.50%                                               06/22/06     10,000     10,078,132
  Long Island Power Authority Electrical System RB
    Series 1998-7 DN (MBIA Insurance, Credit Suisse
    First Boston SBPA) (A-1+, VMIG-1)
    2.29%(b)                                            08/08/05      4,850      4,850,000
  Metropolitan Transportation Authority GO Series
    2004A-1 DN (XLCA Insurance, Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    2.28%(b)                                            08/08/05      2,000      2,000,000
  Metropolitan Transportation Authority GO Series
    2004A-3 DN (XLCA Insurance, Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    2.28%(b)                                            08/08/05      2,000      2,000,000
  Metropolitan Transportation Authority GO Series 2005
    TECP (ABN-AMRO Bank LOC) (A-1+, P-1)
    2.48%                                               08/08/05      7,000      7,000,000
  Metropolitan Transportation Authority GO Series
    2005 TECP (ABN-AMRO Bank N.V. LOC) (A-1, P-1)
    2.44%                                               08/10/05      7,000      7,000,000
  Metropolitan Transportation Authority RB
    (Dedicated Tax Fund Project) Series 2002B DN
    (FSA Insurance, Dexia Credit SBPA) (A-1+)
    2.30%(b)                                            08/08/05      3,400      3,400,000
  Metropolitan Transportation Authority RB (Piper
    Jaffray Trust Certificates) Series 2002F DN (Bank
    of New York LOC) (VMIG-1)
    2.36%(b)                                            08/08/05      5,672      5,672,000

                                                                              43

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                        NEW YORK MONEY FUND (CONTINUED)

JULY 31, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-43 DN (FGIC Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    2.36%(b)                                          08/08/05    $ 2,435    $ 2,435,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-52 DN (Wachovia Bank N.A. Liquidity
    Facility) (VMIG-1)
    2.36%(b)                                          08/08/05      8,440      8,440,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2003B-25 DN (FGIC Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    2.36%(b)                                          08/08/05      4,970      4,970,000
  Metropolitan Transportation Authority RB Series
    2002D-1 DN (FSA Insurance, Westdeutsche
    Landesbank SBPA) (A-1+, VMIG-1)
    2.28%(b)                                          08/08/05      2,710      2,710,000
  Monroe County IDA Civic Facility RB (Sigal Center
    Project) Series 2004 DN (M&T Bank Corp. LOC)
    (VMIG-1)
    2.40%(b)                                          08/08/05      1,700      1,700,000
  Monroe County IDA Civic Facility RB (St. John
    Fisher College Project) Series 2005 DN (Fleet
    National Bank SBPA) (A-1+)
    2.35%(b)                                          08/08/05      3,000      3,000,000
  Monroe County IDA Civic Facility RB (YMCA of
    Greater Rochester Project) Series 2004 DN (M&T
    Bank Corp. LOC) (A-1)
    2.38%(b)                                          08/08/05      2,750      2,750,000
  Monroe County IDRB Series 2002A DN (M&T Bank
    Corp. LOC) (VMIG-1)
    2.44%(b)                                          08/08/05      2,500      2,500,000
  Monroe County Tobacco Settlement Asset
    Securitization Corp. RB Series 2003 PA-1210 DN
    (Merrill Lynch & Co. Guaranty) (F-1+)
    2.41%(b)                                          08/08/05     15,000     15,000,000
  Nassau County Intermediate Finance Authority RB
    Series 2002B DN (FSA Insurance, Banque
    Nationale de Paribas SBPA) (A-1+, VMIG-1)
    2.26%(b)                                          08/08/05      3,535      3,535,000
  Nassau Health Care Corp. RB Series 2004C-1 DN
    (FSA Guaranty) (A-1+, VMIG-1)
    2.28%(b)                                          08/08/05      3,000      3,000,000
  New York Environmental Facility Clean Water &
    Drinking RB (Wachovia Merlots Trust Receipts)
    Series 2004B DN (Wachovia Bank N.A. SBPA)
    (A-1)
    2.36%(b)                                          08/08/05      5,390      5,390,000
  New York GO Series 2000B MB (Dexia Credit, Credit
    Locale de France LOC) (A-1+, MIG-1)
    1.58%                                             08/05/05      2,000      2,000,000
  New York GO Series 2004H-3 DN (Bank of New York
    LOC) (VMIG-1)
    2.23%(b)                                          08/08/05      8,000      8,000,000
  New York Housing Finance Agency RB (Tribeca
    Green Housing Project) Series 2003A DN
    (Landesbank Hessen-Thuringen Girozentrale
    LOC) (VMIG-1)
    2.27%(b)                                          08/08/05      1,100      1,100,000
  New York IDA Liberty RB (One Bryant Park LLC
    Project) Series 2004A DN (Bank Of America N.A.
    LOC) (A-1+, VMIG-1)
    2.40%(b)                                          08/08/05      4,000      4,000,000

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New York (continued)
  New York Local Government Assistance Corp. RB
    Series 1994B DN (Credit Suisse LOC)
    (A-1+, VMIG-1)
    2.27%(b)                                          08/08/05    $13,600    $13,600,000
  New York Local Government Assistance Corp. RB
    Series 1995B DN (Bank of Nova Scotia LOC)
    (A-1+, VMIG-1)
    2.20%(b)                                          08/08/05      7,800      7,800,000
  New York Local Government Assistance Corp. RB
    Series 1995G DN (Bank of Nova Scotia LOC)
    (A-1+, VMIG-1)
    2.28%(b)                                          08/08/05      3,800      3,800,000
  New York State Energy Research & Development
    Authority Facility RB (Con Edison Project) Series
    2005A-1 DN (Wachovia Bank LOC) (F-1+)
    2.31%(b)                                          08/08/05      3,000      3,000,000
  New York State Energy Research & Development
    Authority Facility RB (Con Edison Project) Series
    2005A-3 DN (Wachovia Bank LOC)
    2.23%(b)                                          08/08/05      3,000      3,000,000
  New York State Environmental Facilities Corp. RB
    (Citibank Eagle Trust Receipts) (Clean Water &
    Drinking Project) Series 2003A DN (Citibank
    Liquidity Facility) (A-1+)
    2.36%(b)                                          08/08/05      5,710      5,710,000
  New York State Environmental Facilities Corp. RB
    (Citigroup Trust Receipts) (Facscorp Clean Water
    & Drinking Project) Series 2003R-2014 ROC II DN
    (Citibank Liquidity Facility) (VMIG-1)
    2.36%(b)                                          08/08/05      2,675      2,675,000
  New York State Environmental Facilities Corp. RB
    (Citigroup Trust Receipts) (Facscorp Clean Water
    & Drinking Project) Series 2003R-4001 ROC II DN
    (Citibank Liquidity Facility) (VMIG-1)
    2.36%(b)                                          08/08/05      1,585      1,585,000
  New York State Housing Finance Agency RB
    (Liberty View Apartments Project) Series 1997A
    DN (Federal National Mortgage Assoc. LOC)
    (AAA)
    2.29%(b)                                          08/08/05      7,500      7,500,000
  New York State Housing Finance Agency RB
    (Normandie Court I Project) Series 1991A DN
    (Societe Generale LOC) (A-1+, VMIG-1)
    2.28%(b)                                          08/08/05      1,600      1,600,000
  New York State Power Authority GO Series 1985 MB
    (Credit Locale de France LOC) (A-1+, MIG-1)
    2.15%                                             09/01/05      1,500      1,500,000
  New York State Thruway Series 2005 TECP
    (Landesbank Hessen-Thuringen Girozentrale
    LOC) (A-1+, P-1)
    2.28%                                             09/09/05      3,000      3,000,000
  New York State Urban Development Corp. RB
    (Wachovia Bank Merlots Trust Receipts) Series
    2005C-01 DN (MBIA Insurance) (VMIG-1)
    2.36%(b)                                          08/08/05      3,000      3,000,000
  New York Transitional Finance Authority RB Series
    2003-2D DN (Retail Food Stores LOC)
    (A-1+, VMIG-1)
    2.25%(b)                                          08/08/05      5,800      5,800,000
  North Syracuse Central School District GO Series
    2005 BAN
    3.75%                                             06/23/06      1,000      1,009,128
  Oceanside Unified Free School District GO Series
    2005 TAN
    4.00%                                             06/22/06      4,000      4,044,980

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                        NEW YORK MONEY FUND (CONCLUDED)

JULY 31, 2005 (UNAUDITED)

                                                                       PAR
                                                         MATURITY     (000)        VALUE
                                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Onondaga County IDA Civic Facility RB (Crouse
    Health Hospital Project) Series 2003A DN (M&T
    Bank Corp. LOC) (VMIG-1)
    2.44%(b)                                            08/08/05    $ 3,000    $  3,000,000
  Onondaga County IDA Civic Facility RB (YMCA
    Greater Syracuse Project) Series 2003A DN
    (HSBC Bank LOC)
    2.42%(b)                                            08/08/05      4,000       4,000,000
  Pittsford Central School District GO Series 2005
    BAN
    3.00%                                               10/14/05      4,000       4,003,984
  Port Authority of New York & New Jersey RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2000-19 DN (MBIA Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1, F-1+)
    2.34%(b)                                            08/08/05      6,670       6,670,000
  Putnam County GO Series 2005 TAN
    3.25%                                               12/14/05      3,000       3,012,975
  Rensselaer County Civic Facilities IDRB (The Sage
    Colleges Project) Series 2002A DN (M&T Bank
    Corp. LOC) (VMIG-1)
    2.44%(b)                                            08/08/05      2,800       2,800,000
  Schenectady County IDA Civic Facility RB
    (Sunnyview Project) Series 2003B DN (KeyBank
    N.A. LOC) (VMIG-1)
    2.37%(b)                                            08/08/05      2,390       2,390,000
  Sullivan County GO Series 2004 BAN
    2.75%                                               09/09/05      2,000       2,002,312
    3.00%                                               09/09/05      2,000       2,002,838
  Syracuse GO Series 2005A TAN
    3.12%                                               10/28/05      3,300       3,304,665
  Tompkins County IDA Civic Facility RB (Ithaca
    College Project) Series 2004 DN (XLCA Insurance,
    Bank of America N.A. SBPA) (VMIG-1)
    2.37%(b)                                            08/08/05      3,000       3,000,000
  Triborough Bridge & Tunnel Authority RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2002-14 DN (AMBAC Insurance, ABN-AMRO
    Bank N.V. SBPA) (VMIG-1)
    2.34%(b)                                            08/08/05      4,240       4,240,000
  Triborough Bridge & Tunnel Authority RB (Bear
    Stearns Municipal Trust Certificates) Series
    2002-210 DN (Bear Stearns Liquidity Facility)
    (A-1+)
    2.34%(b)(c)                                         08/08/05     17,700      17,700,000
  Triborough Bridge & Tunnel Authority RB (Citibank
    Eagle Trust Receipts) Series 2003A DN (FGIC
    Insurance, Citibank Liquidity Facility) (A-1+)
    2.36%(b)                                            08/08/05      2,000       2,000,000
  Triborough Bridge & Tunnel Authority RB (Morgan
    Stanley Trust Receipts) Series 2004-922 DN
    (Morgan Stanley Liquidity Facility) (F-1+)
    2.34%(b)                                            08/08/05      4,200       4,200,000
  Triborough Bridge & Tunnel Authority RB Series 2005A
    DN (Dexia SPBA) (A-1+, VMIG-1)
    2.28%(b)                                            08/08/05      5,000       5,000,000
  Triborough Bridge & Tunnel Authority Special
    Obligation RB Series 2000C DN (FSA Insurance)
    (A-1+, VMIG-1)
    2.31%(b)                                            08/08/05        490         490,000
  Westchester County IDA Civic Facility RB (Northern
    Westchester Hospital Association Project) Series
    2004 DN (Commerce Bank N.A. LOC) (VMIG-1)
    2.36%(b)                                            08/08/05      2,500       2,500,000

                                                                               ============
                                                                                488,100,128
                                                                               ------------

                                                                       PAR
                                                         MATURITY     (000)        VALUE
                                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Puerto Rico - 2.7%
  Commonwealth of Puerto Rico Highway &
    Transportation Authority RB (Merrill Lynch
    P-Float Trust Receipts) Series 2002 PT-1052 DN
    (Merrill Lynch Capital Services Liquidity Facility)
    (A-1)
    2.36%(b)                                            08/08/05    $ 4,100    $  4,100,000
  Puerto Rico Public Financing Corp. RB Series
    2004-911 DN (Morgan Stanley Group Liquidity
    Facility, CIRG-TCRS Credit Support) (AAA, F-1+)
    2.33%(b)                                            08/08/05      4,797       4,797,000
  Puerto Rico Public Financing Corp. RB Series 2004
    DN (Citibank Liquidity Facility) (A-1+)
    2.34%(b)                                            08/08/05      5,170       5,170,000

                                                                               ============
                                                                                 14,067,000
                                                                               ------------

TOTAL INVESTMENTS IN SECURITIES -
98.1%
  (Cost $502,167,128(a))                    502,167,128
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.9%                          9,478,568
                                            -----------
NET ASSETS -  100.0%                       $511,645,696
                                           ============
-------------------

 (a) Aggregate cost for Federal
     income tax purposes.

 (b)  Rates shown are the rates as of July 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c)  Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of July
      31, 2005, the Fund held 3.5% of its net assets, with a current market value of $17,700,000, in securities restricted as to resale.

                                                                              45

                           BLACKROCK LIQUIDITY FUNDS

                        Key to Investment Abbreviations

  AMBAC      American Municipal Bond Assurance Corp.
  AMT        Alternative Minimum Tax
  BAN        Bond Anticipation Note
  CDC        CDC Funding Group
  COP        Certificates of Participation
  DN         Demand Note (Variable Rate)
  FGIC       Financial Guaranty Insurance Co.
  FSA        Financial Security Assurance
  GIC        Guaranteed Insurance Contract
  GO         General Obligation
  IDA        Industrial Development Authority
  IDRB       Industrial Development Revenue Bond
  LOC        Letter of Credit
  MB         Municipal Bond
  MBIA       Municipal Bond Insurance Assoc.
  PCRB       Pollution Control Revenue Bond
  RB         Revenue Bond
  ROC        Reset Option Certificate
  SBPA       Stand-by Bond Purchase Agreement
  TAN        Tax Anticipation Note
  TCRS       Transferable Custodial Receipts
  TECP       Tax-Exempt Commercial Paper
  TOC        Tender Option Certificate
  TRAN       Tax and Revenue Anticipation Note
  XCLA       XL Capital Assurance

The ratings provided by Moody's Investors Service, Inc. and Standard & Poor's
Ratings Service of the investments in the various Funds are believed to be the most recent ratings available at July 31, 2005.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Liquidity Funds

By (Signature and Title)*	/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President
(principal executive officer)

Date September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President
(principal executive officer)

Date September 28, 2005

By (Signature and Title)*	/s/ William McGinley
William McGinley, Treasurer
(principal financial officer)

Date September 28, 2005

*	Print the name and title of each signing officer under his or her signature.